                              STAG LAST SURVIVOR
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                   POLICIES
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
[LOGO]                     TELEPHONE: 1-800-231-5453

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This Prospectus describes Stag Variable Life Last Survivor, last survivor flexible premium variable life insurance policies (the "Policies," and each a "Policy") offered by Hartford Life and Annuity Insurance Company ("Hartford") to applicants where both Insureds will be generally between ages 20 and 80. For a given amount of Death Benefit chosen, the Policy Owner has considerable flexibility in selecting the timing and amount of premium payments.

The Policies provide for a Death Benefit payable at the death of the last surviving Insured. A Policy Owner may select one of three Death Benefit Options: a level amount equal to the Face Amount ("Option A"), a variable amount equal to the Face Amount plus the Account Value ("Option B"), or a variable amount equal to the Face Amount plus a return of premiums ("Option C"). The required minimum initial (Basic) Face Amount is generally $100,000.

Payments for the Policies will be held in a series of Separate Account VL II or in the Fixed Account of Hartford. The following Sub-Accounts are available under the Policies. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account. The Hartford Funds, Putnam Funds and Fidelity VIP Funds are collectively referred to in this Prospectus as the "Funds."

Hartford Adviser Fund Sub-Account             -- shares of Class IA of Hartford Advisers HLS Fund, Inc. ("Hartford Advisers Fund")
Hartford Bond Fund Sub-Account                -- shares of Class IA of Hartford Bond HLS Fund, Inc. ("Hartford Bond Fund")
Hartford Capital Appreciation Fund            -- shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc. ("Hartford
  Sub-Account                                    Capital Appreciation Fund")
Hartford Dividend and Growth Fund             -- shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc. ("Hartford
  Sub-Account                                    Dividend and Growth Fund")
Hartford Growth and Income Fund Sub-Account   -- shares of Class IA of Hartford Growth and Income HLS Fund, Inc. ("Hartford Growth
                                                 and Income Fund")
Hartford Index Fund Sub-Account               -- shares of Class IA of Hartford Index HLS Fund, Inc. ("Hartford Index Fund")
Hartford International Advisers Fund          -- shares of Class IA of Hartford International Advisers HLS Fund, Inc. ("Hartford
  Sub-Account                                    International Advisers Fund")
Hartford International Opportunities Fund     -- shares of Class IA of Hartford International Opportunities HLS Fund, Inc.
  Sub-Account                                    ("Hartford International Opportunities Fund")
Hartford MidCap Fund Sub-Account              -- shares of Class IA of Hartford MidCap HLS Fund, Inc. ("Hartford MidCap Fund")
Hartford Money Market Fund Sub-Account        -- shares of Class IA of Hartford Money Market HLS Fund, Inc. ("Hartford Money Market
                                                 Fund")
Hartford Mortgage Securities Fund             -- shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc. ("Hartford
  Sub-Account                                    Mortgage Securities Fund")
Hartford Small Company Fund Sub-Account       -- shares of Class IA of Hartford Small Company HLS Fund, Inc. ("Hartford Small
                                                 Company Fund")
Hartford Stock Fund Sub-Account               -- shares of Class IA of Hartford Stock HLS Fund, Inc. ("Hartford Stock Fund")
Putnam VT Asia Pacific Growth Fund            -- shares of Class IA of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust
  Sub-Account                                    ("Putnam VT Asia Pacific Growth Fund")
Putnam VT Diversified Income Fund             -- shares of Class IA of Putnam VT Diversified Income Fund of Putnam Variable Trust
  Sub-Account                                    ("Putnam VT Diversified Income Fund")
Putnam VT Global Asset Allocation Fund        -- shares of Class IA of Putnam VT Global Asset Allocation Fund of Putnam Variable
  Sub-Account                                    Trust ("Putnam VT Global Asset Allocation Fund")
Putnam VT Global Growth Fund Sub-Account      -- shares of Class IA of Putnam VT Global Growth Fund of Putnam Variable Trust
                                                 ("Putnam VT Global Growth Fund")
Putnam VT Growth and Income Fund Sub-Account  -- shares of Class IA of Putnam VT Growth and Income Fund of Putnam Variable Trust
                                                 ("Putnam VT Growth and Income Fund")
Putnam VT Health Sciences Fund Sub-Account    -- shares of Class IA of Putnam VT Health Sciences Fund of Putnam Variable Trust
                                                 ("Putnam VT Health Sciences Fund")

Putnam VT High Yield Fund Sub-Account         -- shares of Class IA of Putnam VT High Yield Fund of Putnam Variable Trust ("Putnam
                                                 VT High Yield Fund")
Putnam VT International Growth Fund           -- shares of Class IA of Putnam VT International Growth Fund of Putnam Variable Trust
  Sub-Account                                    ("Putnam VT International Growth Fund")
Putnam VT International Growth and Income     -- shares of Class IA of Putnam VT International Growth and Income Fund of Putnam
  Fund Sub-Account                               Variable Trust ("Putnam VT International Growth and Income Fund")
Putnam VT International New Opportunities     -- shares of Class IA of Putnam VT International New Opportunities Fund of Putnam
  Fund Sub-Account                               Variable Trust ("Putnam VT International New Opportunities Fund")
Putnam VT Investors Fund Sub-Account          -- shares of Class IA of Putnam VT Investors Fund of Putnam Variable Trust ("Putnam
                                                 VT Investors Fund")
Putnam VT Money Market Fund Sub-Account       -- shares of Class IA of Putnam VT Money Market Fund of Putnam Variable Trust
                                                 ("Putnam VT Money Market Fund")
Putnam VT New Opportunities Fund Sub-Account  -- shares of Class IA of Putnam VT New Opportunities Fund of Putnam Variable Trust
                                                 ("Putnam VT New Opportunities Fund")
Putnam VT New Value Fund Sub-Account          -- shares of Class IA of Putnam VT New Value Fund of Putnam Variable Trust ("Putnam
                                                 VT New Value Fund")
Putnam VT OTC & Emerging Growth Fund          -- shares of Class IA of Putnam VT OTC & Emerging Growth Fund of Putnam Variable
  Sub-Account                                    Trust ("Putnam VT OTC & Emerging Growth Fund")
Putnam VT The George Putnam Fund of Boston    -- shares of Class IA of Putnam VT The George Putnam Fund of Boston of Putnam
  Sub-Account                                    Variable Trust ("Putnam VT The George Putnam Fund of Boston")
Putnam VT U.S. Government and High Quality    -- shares of Class IA of Putnam VT U.S. Government and High Quality Bond Fund of
  Bond Fund Sub-Account                          Putnam Variable Trust ("Putnam VT U.S. Government and High Quality Bond Fund")
Putnam VT Utilities Growth and Income Fund    -- shares of Class IA of Putnam VT Utilities Growth and Income Fund of Putnam
  Sub-Account                                    Variable Trust ("Putnam VT Utilities Growth and Income Fund")
Putnam VT Vista Fund Sub-Account              -- shares of Class IA of Putnam VT Vista Fund of Putnam Variable Trust ("Putnam VT
                                                 Vista Fund")
Putnam VT Voyager Fund Sub-Account            -- shares of Class IA of Putnam VT Voyager Fund of Putnam Variable Trust ("Putnam VT
                                                 Voyager Fund")
Fidelity VIP Equity-Income Portfolio          -- shares of Fidelity VIP Equity-Income Portfolio of the Variable Insurance Products
  Sub-Account                                    Fund ("Fidelity VIP Equity-Income Portfolio")
Fidelity VIP Overseas Portfolio Sub-Account   -- shares of Fidelity VIP Overseas Portfolio of the Variable Insurance Products Fund
                                                 ("Fidelity VIP Overseas Portfolio")
Fidelity VIP II Asset Manager Portfolio       -- shares of Fidelity VIP II Asset Manager Portfolio of the Variable Insurance
  Sub-Account                                    Products Fund ("Fidelity VIP II Asset Manager Portfolio")

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IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.
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THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE
APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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THE DATE OF THIS PROSPECTUS IS AUGUST 3, 1998.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    5
 SUMMARY...............................................................    7
 DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS................   11
   General.............................................................   11
   Premiums............................................................   11
     Premium Payment Flexibility.......................................   11
     Allocation of Premium Payments....................................   12
     Accumulation Units................................................   12
     Accumulation Unit Values..........................................   12
     Premium Limitation................................................   12
   Account Values......................................................   12
     Amount Payable on Surrender of the Policy.........................   13
     Load Refund.......................................................   13
     Partial Withdrawals...............................................   13
   Transfers of Account Value..........................................   13
     Amount and Frequency of Transfers.................................   13
     Transfers to or from Sub-Accounts.................................   13
     Transfers from the Fixed Account..................................   14
     Dollar Cost Averaging Option Program..............................   14
   Policy Loans........................................................   14
     Loan Interest.....................................................   14
     Credited Interest.................................................   14
     Preferred Loan....................................................   14
     Loan Repayments...................................................   14
     Termination Due to Excessive Indebtedness.........................   15
     Effect of Loans on Account Value..................................   15
   Death Benefit.......................................................   15
     Death Benefit Options.............................................   15
     Option Change.....................................................   15
     Death Benefit Guarantee...........................................   15
     Minimum Death Benefit.............................................   15
     Supplemental Face Amount..........................................   16
     Unscheduled Increases and Decreases in Face Amount................   16
   Benefits at Maturity................................................   16
   Lapse and Reinstatement.............................................   16
     Policy Lapse and Grace Period.....................................   16
     Death Benefit Guarantee Default and Grace Period..................   16
     Reinstatement.....................................................   17
   The Right to Examine or Exchange a Policy...........................   17
   Surrender...........................................................   17
   Valuation of Payments and Transfers.................................   17
   Application for a Policy............................................   18
   Reduced Charges for Eligible Groups.................................   18
   Deductions from the Premium.........................................   18
     Premium Processing Charge.........................................   18
     Premium Tax Charge and Federal Tax Charge.........................   18
     Front-End Sales Load..............................................   18
   Deductions and Charges from the Account Value.......................   19
     Monthly Deduction Amounts.........................................   19
     Charges Against the Funds.........................................   20
 HARTFORD..............................................................   20

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
                                                                         PAGE
                                                                         ----
 SEPARATE ACCOUNT VL II................................................   21
   General.............................................................   21
   Funds...............................................................   21
     Hartford Funds....................................................   21
     Putnam Funds......................................................   22
     Fidelity VIP Funds................................................   23
   Investment Advisers.................................................   24
     Hartford Funds....................................................   24
     Putnam Funds......................................................   24
     Fidelity VIP Funds................................................   25
 THE FIXED ACCOUNT.....................................................   25
 OTHER MATTERS.........................................................   25
   Voting Rights.......................................................   25
   Statements to Policy Owners.........................................   26
   Limit on Right to Contest...........................................   26
   Misstatement as to Age..............................................   26
   Payment Options.....................................................   26
   Beneficiary.........................................................   27
   Assignment..........................................................   27
   Dividends...........................................................   27
 SUPPLEMENTAL BENEFITS.................................................   27
   Last Survivor Exchange Option Rider.................................   27
   Estate Protection Rider.............................................   27
   Maturity Date Extension Rider.......................................   27
   Yearly Renewable Term Life Insurance Rider..........................   27
 EXECUTIVE OFFICERS AND DIRECTORS......................................   27
 DISTRIBUTION OF THE POLICIES..........................................   31
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   32
 FEDERAL TAX CONSIDERATIONS............................................   32
   General.............................................................   32
   Taxation of Hartford and the Separate Account.......................   32
   Income Taxation of Policy Benefits -- Generally.....................   32
   Diversification Requirements........................................   33
   Ownership of the Assets in the Separate Account.....................   33
   Tax Deferral During Accumulation Period.............................   34
   Modified Endowment Contracts........................................   34
   Estate and Generation Skipping Taxes................................   35
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   35
   Federal Income Tax Withholding......................................   35
   Non-Individual Ownership of Policies................................   35
   Other...............................................................   35
   Life Insurance Purchases by Non-resident Aliens and Foreign
    Corporations.......................................................   35
 LEGAL PROCEEDINGS.....................................................   35
 LEGAL MATTERS.........................................................   35
 EXPERTS...............................................................   36
 REGISTRATION STATEMENT................................................   36
 APPENDIX A -- ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
   SURRENDER VALUES....................................................   37

                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The value used to determine certain Policy benefits and charges.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ANNUAL DEATH BENEFIT GUARANTEE PREMIUM: An annual amount of premium shown in a Policy's specifications page required to keep the Death Benefit guarantee in effect and used to calculate the Cumulative Death Benefit Guarantee Premium.

ATTRIBUTABLE: In calculating the front-end sales load, agent commissions and mortality and expense risk charge, premiums (in the case of the front-end sales load or commissions) and Account Value (in the case of the mortality and expense risk charge) are Attributable to the Basic Face Amount and Supplemental Face Amount in the same ratio that the initial Basic Face Amount and the initial Supplemental Face Amount, respectively, bear to the initial Face Amount. For example, if 60% of Your initial Face Amount represents Basic Face Amount and 40% represents Supplemental Face Amount, then 60% of each premium (in the case of the sales load or commissions) or 60% of Your Account Value (in the case of the mortality and expense risk charge) is Attributable to Basic Face Amount and the remaining 40% is Attributable to Supplemental Face Amount.

BASIC FACE AMOUNT: On the Policy Date, the Basic Face Amount equals the Basic Face Amount shown on Your Policy's specifications page as of the Date of Issue. Thereafter, the Basic Face Amount may change in accordance with the terms of the Policy.

CASH SURRENDER VALUE: The Account Value less all Indebtedness.

CODE: The Internal Revenue Code of 1986, as amended.

COST OF INSURANCE: An amount deducted as part of the Monthly Deduction Amount to help cover Hartford's anticipated mortality costs and other expenses.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The sum of the number of completed Policy Years plus the completed portion of the current Policy Year (expressed as the number of completed months divided by 12), multiplied by the Annual Death Benefit Guarantee Premium.

DATE OF ISSUE: The date from which the Policy's suicide and incontestability provisions are measured.

DEATH BENEFIT: On the Policy Date, the Death Benefit equals the Face Amount. Thereafter it may change in accordance with the terms of the Policy.

DEATH BENEFIT OPTION: The Death Benefit Option in effect determines how the Death Benefit is calculated. For a description of the three Death Benefit Options provided, see "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 15.

DEATH PROCEEDS: The amount which We will pay on the death of the last surviving Insured. This amount equals the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.

FACE AMOUNT: The Basic Face Amount plus the Supplemental Face Amount.

FIXED ACCOUNT: The portion of Account Value invested in the General Account.

FUNDS: The registered open-end management investment companies in which assets of the Separate Account may be invested.

GENERAL ACCOUNT: All assets of Hartford other than those allocated to its separate accounts, including the Separate Account.

GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under a Policy through maturity, based on certain assumptions specified under federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the guaranteed fees and charges specified in a Policy. For purposes of the Policy, the Guideline Annual Premium is used only in limiting front-end sales loads.

HARTFORD (ALSO "WE," "US," "OUR"): Hartford Life and Annuity Insurance Company.

IN WRITING: In a written form satisfactory to Us.

INDEBTEDNESS: The outstanding loan on a Policy, including any interest due or accrued.

INSUREDS: The two persons on whose lives a Policy is issued.

ISSUE AGE: As of the Policy Date, the age of each Insured on his/her last birthday.

LOAN ACCOUNT: An account established for any amounts transferred from the Fixed Account and the Sub-Accounts as a result of Policy loans. Amounts are held as collateral and are credited with interest. Amounts held in the Loan Account are not subject to the investment experience of the Separate Account.

MATURITY DATE: The date on which a Policy matures.

MONTHLY ACTIVITY DATE: The Policy Date and the same date in each succeeding month as the Policy Date, except that

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Account Value on the Monthly Activity Date.

NATIONAL SERVICE CENTER: Hartford's National Service Center located in Minneapolis, Minnesota.

NET PREMIUM: The amount of each premium actually allocated to the Account Value, after a deduction as a percentage of premium is made for the premium processing charge, premium tax, and federal tax charges and front-sales load attributable to a Policy.

PLANNED PREMIUMS: The amount of premiums that You intend to pay , as indicated on the application and shown on a Policy's specifications page.

POLICY: A last survivor flexible premium variable life insurance contract issued by Hartford and described in this Prospectus.

POLICY ANNIVERSARY: An anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are determined.

POLICY OWNER (ALSO "YOU," "YOUR"): The person having rights to benefits under a Policy during the lifetime of the two Insureds . A Policy Owner may or may not be one of the Insureds.

POLICY YEAR: An annual period computed from the Policy Date.

PRO RATA BASIS: An allocation method based on the proportion of the Account Value in the Fixed Account and in each Sub-Account.

SEC: The U.S. Securities and Exchange Commission.

SEPARATE ACCOUNT (ALSO "SEPARATE ACCOUNT VL II"): An account established by Hartford to separate the assets funding the Policies from other assets of Hartford.

SUB-ACCOUNT: A subdivision of the Separate Account.

SUPPLEMENTAL FACE AMOUNT: On the Policy Date, the Supplemental Face Amount is shown on a Policy's specifications page. Thereafter, the Supplemental Face Amount may change according to the terms of the Policy.

TARGET PREMIUM: The amount of level premium required to support a whole life insurance policy with a net interest rate of 5%, assuming that the initial Face Amount is entirely Basic Face Amount. The Policy charges used in determining the level premium amount are maximum guaranteed cost of insurance rates for standard risks, actual premium tax rates, a 1.25% premium charge for processing, a 1.25% premium charge for federal tax and other maximum policy deductions or charges, exclusive of any additional rider charges.

VALUATION DAY: Every day that the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VIP: Variable Insurance Products Fund of Fidelity Management & Research Company.

VIP II: Variable Insurance Products Fund II of Fidelity Management & Research Company.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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                                    SUMMARY

                                   THE POLICY

    This Prospectus has been designed to provide You with the necessary information to make a decision on purchasing the last survivor flexible premium variable life insurance Policy. The Policy is primarily a life insurance policy with death benefits, cash values, and other features traditionally associated with life insurance. The Policy is called "last survivor" because the Death Proceeds are paid on the death of the last surviving Insured. The Policy is called "flexible premium" because, once the desired level and pattern of death benefits have been determined, a Policy Owner has considerable flexibility in choosing the timing and amount of premium to be paid. The Policy is called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Account Value will, and the Death Benefit may, increase or decrease depending on the investment experience of the Funds to which the Net Premium(s) has been allocated.

    The Policy is funded by a Fixed Account and Separate Account VL II. Separate Account VL II is presently comprised of 36 Sub-Accounts, each of which invests exclusively in one of the underlying Funds. If an initial premium is submitted with an application for a Policy, the Net Premium will be allocated to the Hartford Money Market Fund Sub-Account. At a later date, the values in the Hartford Money Market Fund Sub-Account will be allocated to one or more of the Sub-Accounts or to the Fixed Account, as specified in the Policy Owner's application. This later date is the latest of (1) 45 days after the Policy application is signed, (2) ten days after We mail or personally deliver a Notice of Withdrawal Right, or (3) ten days after the Policy Owner receives the issued Policy. The Policy is credited with Accumulation Units in each selected Sub-Account, the assets of which are invested in the applicable Fund. A Policy Owner may transfer the assets among the Sub-Accounts and the Fixed Account, subject to any applicable transfer charge. See "Detailed Description of Policy Benefits and Provisions -- Transfers of Account Value," page 13.

                                 POLICY OPTIONS

    Available Policy options are structured to give a prospective Policy Owner and his or her sales agent the ability to select a Policy tailored to the prospective Policy Owner's specific life insurance needs.

    The Policy options fall into three major categories:

    1. Death Benefit Options -- The Policy Owner is able to select various levels and patterns of Death Benefits. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 15.

    2. Investment Options -- Currently, the Policy Owner has the choice of allocating the Account Value among a maximum of nine of the Policy's 37 investment choices (36 Sub-Accounts and the Fixed Account). See "Funds," page 21.

    3. Premium Options -- The Policy Owner has the flexibility to choose, within limits, the amount of the initial premium and the amount and frequency of subsequent premiums. See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Premium Payment Flexibility," page 11.

                                 DEATH BENEFIT

    The Policies provide for three Death Benefit Options: (1) a level Death Benefit equal to the Face Amount ("Option A"); (2) the Face Amount plus Return of Account Value Death Benefit ("Option B"); or (3) the Face Amount plus Return of Premium Death Benefit ("Option C"). At the death of the last surviving Insured, We will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. Scheduled and unscheduled increases in Face Amount may be requested. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 15.

                             SEPARATE ACCOUNT VL II

    Separate Account VL II is a separate account established by Hartford pursuant to the insurance laws of the State of Connecticut and organized as a registered unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account VL II meets the definition of "separate account" under federal securities law. Separate Account VL II currently is comprised of 36 Sub-Accounts, each of which invests exclusively in shares of one of the Funds.

    Currently, the Funds are Hartford Advisers Fund, Hartford Bond Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford Growth and Income Fund, Hartford Index Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Money Market Fund, Hartford Mortgage Securities Fund, Hartford Small Company Fund and Hartford Stock Fund; Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund,

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Putnam VT The George Putnam Fund of Boston, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund; and Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio. Prospective purchasers should read the prospectuses for the Funds accompanying this Prospectus in connection with the purchase of a Policy. For a discussion of the investment objectives of each of the Funds, see "Separate Account VL II," page 21.

    The investment adviser for the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), a wholly-owned subsidiary of Hartford. HL Advisors retains Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company, Inc. ("HIMCO") as investment sub-advisers with respect to the Hartford Funds. The Putnam Funds are advised by Putnam Investment Management, Inc., a subsidiary of Putnam Investments, Inc. The Fidelity VIP Funds are managed by Fidelity Management & Research Company. For more details, see "Separate Account VL II -- Investment Advisers," page 24.

                                 FIXED ACCOUNT

    Premium payments and Account Values may be allocated to the Fixed Account. Amounts allocated to the Fixed Account become part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investments of insurance company general accounts.

                                 ACCOUNT VALUE

    As with many other types of insurance policies, each Policy will have an Account Value. The Account Value will increase or decrease to reflect the interest credited to the Fixed Account and the Loan Account, the investment experience of the Sub-Accounts applicable to the Policy and deductions for the Monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. However, if the Death Benefit guarantee is in effect, the Policy will not lapse due to poor investment performance. See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Account Values," page 12.

                                    PREMIUM

    You have considerable flexibility as to when and in what amounts You pay premiums.

    Prior to Policy issue, You can choose a Planned Premium, within a range determined by Hartford based on the Face Amount and each Insured's sex (except where unisex rates apply), Issue Age and risk classification.

    The Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is in effect. See "Detailed Description of Policy Benefits and Provisions -- Lapse and Reinstatement," page 16.

    The minimum premium subsequent to the initial premium is $50. We reserve the right to refund any excess premium that would cause a Policy not to meet the tax qualification guidelines for life insurance under the Code.

    There are circumstances (usually if a Policy Owner wants to prefund future benefits in seven years or less) when a Policy may become a Modified Endowment Contract under federal tax law. If such an event, loans and other predeath distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the Policy Owner attains age 59 1/2. Prospective purchasers and Policy Owners are advised to consult a qualified tax adviser before taking steps that may affect whether a Policy becomes a Modified Endowment Contract. See "Federal Tax Considerations -- Modified Endowment Contracts," page 34, for a discussion of the "seven-pay test."

                          DEDUCTIONS FROM THE PREMIUM

    Before the premium is allocated to the Account Value, a deduction as a percentage of premium is made for the premium processing charge, premium tax and federal tax charge and front-end sales load. The amount of each premium (after such deductions) allocated to the Account Value is Your Net Premium.

PREMIUM PROCESSING CHARGE

    A 1.25% charge is deducted from each premium payment for premium collection costs and premium and processing costs with respect to a Policy.

PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE

    We deduct, as a percentage of each premium, a premium tax charge to cover premium-based taxes assessed against Hartford by a state or other governmental entity. Such percentage will vary by locale, depending on the tax rates in effect at the time a Policy is issued. The range for such premium taxes generally is between 0% and 4%.

    We also deduct a current charge of 1.25% of each premium for federal taxes imposed under Section 848 of the Code.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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FRONT-END SALES LOAD

    The front-end sales load is a charge deducted from each premium. The current and maximum front-end sales load for premiums paid Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.

    The current and maximum front-end sales load for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.

    The current and maximum front-end sales load for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.

    Front-end sales loads, which cover expenses relating to the sale and distribution of the Policies, may be reduced for certain sales of Policies under circumstances which may result in savings of such sales and distribution expenses.

                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

    We will subtract amounts from Your Account Value to provide for the Monthly Deduction Amount. Such deductions will be taken on a Pro Rata Basis from the Fixed Account and the Sub-Accounts on each Monthly Activity Date.

    The Monthly Deduction Amount equals the sum of :

(a) the Cost of Insurance;

(b) the charges for additional benefits provided by rider, if any;

(c) the charges for "special" insurance class rating, if any;

(d) the monthly administrative fee and issue charge;

(e) the mortality and expense risk charge, and

(f) any Face Amount increase fee.

    Hartford may also set up a provision for income taxes against the assets of Separate Account VL II. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value," page 19, and "Federal Tax Considerations," page 32.

    Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                           CHARGES AGAINST THE FUNDS

    Separate Account VL II purchases shares of the Funds at net asset value. The net asset value of Fund shares reflects investment advisory fees and administrative and other expenses already deducted from the assets of the Funds. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value -- Charges Against the Funds," page 20.

    The following table shows annual Fund operating expenses for the year ended December 31, 1997:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                                                                     TOTAL FUND
                                                                                      OPERATING
                                                                                      EXPENSES
                                               MANAGEMENT FEES     OTHER EXPENSES      (BEFORE
                                                   (BEFORE        (BEFORE EXPENSE     WAIVERS/
                                                 FEE WAIVERS)     REIMBURSEMENTS)    REIMBURSEMENTS)(1)
                                               ----------------   ----------------   -----------
Hartford Advisers Fund.......................      0.610%             0.020%           0.630%
Hartford Bond Fund...........................      0.490%             0.020%           0.510%
Hartford Capital Appreciation Fund...........      0.620%             0.020%           0.640%
Hartford Dividend and Growth Fund............      0.660%             0.020%           0.680%
Hartford Growth and Income Fund (2)..........      0.750%             0.150%           0.900%
Hartford Index Fund..........................      0.375%             0.015%           0.390%
Hartford International Advisers Fund.........      0.750%             0.120%           0.870%
Hartford International Opportunities Fund....      0.680%             0.090%           0.770%
Hartford MidCap Fund (2).....................      0.750%             0.040%           0.790%
Hartford Money Market Fund...................      0.425%             0.015%           0.440%
Hartford Mortgage Securities Fund............      0.425%             0.025%           0.450%
Hartford Small Company Fund..................      0.750%             0.020%           0.770%
Hartford Stock Fund..........................      0.430%             0.020%           0.450%
Putnam VT Asia Pacific Growth Fund...........      0.800%             0.270%           1.070%
Putnam VT Diversified Income Fund............      0.690%             0.110%           0.800%
Putnam VT Global Asset Allocation Fund.......      0.660%             0.110%           0.770%
Putnam VT Global Growth Fund.................      0.600%             0.150%           0.750%
Putnam VT Growth and Income Fund.............      0.470%             0.040%           0.510%
Putnam VT Health Sciences Fund (3)...........      0.700%             0.340%           1.040%
Putnam VT High Yield Fund....................      0.660%             0.060%           0.720%
Putnam VT International Growth Fund (3)......      0.800%             0.470%           1.270%
Putnam VT International Growth and Income
 Fund........................................      0.800%             0.320%           1.120%
Putnam VT International New Opportunities
 Fund (3)....................................      1.200%             0.680%           1.880%
Putnam VT Investors Fund (3).................      0.650%             0.330%           0.980%
Putnam VT Money Market Fund..................      0.450%             0.090%           0.540%
Putnam VT New Opportunities Fund.............      0.580%             0.050%           0.630%
Putnam VT New Value Fund.....................      0.700%             0.150%           0.850%
Putnam VT OTC & Emerging Growth Fund (3).....      0.700%             0.340%           1.040%
Putnam VT The George Putnam Fund of Boston
 (3).........................................      0.650%             0.360%           1.010%
Putnam VT U.S. Government and High Quality
 Bond Fund...................................      0.610%             0.080%           0.690%
Putnam VT Utilities Growth and Income Fund...      0.670%             0.070%           0.740%
Putnam VT Vista Fund.........................      0.650%             0.220%           0.870%
Putnam VT Voyager Fund.......................      0.540%             0.050%           0.590%
Fidelity VIP Equity-Income Portfolio (4).....      0.500%             0.080%           0.580%
Fidelity VIP Overseas Portfolio (4)..........      0.750%             0.170%           0.920%
Fidelity VIP II Asset Manager Portfolio
 (4).........................................      0.550%             0.100%           0.650%

------------

(1) "Management Fees" generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are expenses (other than "Management Fees") which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the services provided in consideration of the operating expenses deducted, please see the accompanying Funds prospectuses.

(2) Hartford MidCap Fund and Hartford Growth and Income Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, Inc. has agreed to waive its fees for the Hartford Growth and Income Fund until the assets of the Funds (excluding assets

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

    contributed by companies affiliated with HL Investment Advisors, Inc.) reach $20 million. After this waiver, "Management Fees" would be 0.330%, the "Other Expenses" would be 0.150%, and "Total Fund Operating Expenses" ratio would be 0.480% (annualized).

(3) The "Management Fees" and "Other Expenses" shown in the table above do not reflect an expense limitation. After an expense limitation, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" would have been:

                                                                           TOTAL FUND
                                          MANAGEMENT                        OPERATING
                                             FEES      OTHER EXPENSES       EXPENSES
                                          ----------   ---------------   ---------------
Putnam VT Health Sciences Fund*.........    0.560%         0.340%            0.900%
Putnam VT International Growth Fund.....    0.730%         0.470%            1.200%
Putnam VT International New
 Opportunities Fund.....................    0.920%         0.680%            1.600%
Putnam VT Investors Fund*...............    0.520%         0.330%            0.850%
Putnam VT OTC & Emerging Growth Fund*...    0.560%         0.340%            0.900%
Putnam VT The George Putnam Fund of
 Boston*................................    0.490%         0.360%            0.850%

* Estimated "Management Fees," "Other Expenses" and "Total Fund Operating Expenses."

(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the "Total Operating Expenses" presented in the table would have been 0.570% for Fidelity VIP Equity-Income Portfolio, 0.900% for Fidelity VIP Overseas Portfolio and) 0.640% for Fidelity VIP II Asset Manager Portfolio.

                                  POLICY LOANS

    A Policy Owner may obtain a cash loan from Hartford. The loan is secured by the Policy. At the time such loan is requested, Indebtedness may not exceed 90% of the Account Value. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 14.

                                   SURRENDER

    At any time prior to the Maturity Date, You may surrender Your Policy, provided Your Policy has a Cash Surrender Value. See "Detailed Description of Policy Benefits and Provisions -- Surrender," page 17.

                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY

    Any person purchasing a Policy has a limited right to return such Policy for cancellation. If a purchaser returns a Policy (a) within ten days after receiving such Policy, (b) ten days after We mail or personally deliver a Notice of Withdrawal Right, or (c) within 45 days after signing of the Policy application, whichever is latest (subject to applicable state regulation), Hartford, within seven business days thereafter, will return to such Policy Owner the greater of (a) the premium paid minus any Indebtedness, or (b) the sum of (1) the Account Value, minus any Indebtedness, on the date the returned Policy is received by Hartford or by its agent, and (2) any deductions under such Policy or by the Funds for taxes, charges or fees.

    Additionally, once a Policy is in effect and during the first 24 months after its Date of Issue, a Policy may be exchanged, without submitting proof of insurability, for a non-variable last survivor life insurance policy offered by Us on the life of the Insureds.

             DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS

                                    GENERAL

    This Prospectus describes a last survivor flexible premium variable life insurance Policy that offers the Policy Owner considerable flexibility in selecting the timing and amount of premium payments.

                                    PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

    You have considerable flexibility as to when and in what amounts You pay premiums.

    Prior to Policy issue, You can choose a Planned Premium, within a range determined by Hartford, based on the Face Amount and each Insured's sex (except where unisex rates apply), Issue Age and risk classification. We will send You premium notices for Planned Premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from Your checking account. The Planned Premiums and payment mode You select are shown on Your Policy's specifications page. You may change the Planned Premiums, subject to Our minimum amount rules then in effect.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    A Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is in effect. For more details, see "Detailed Description of Policy Benefits and Provisions -- Lapse and Reinstatement," page 16.

ALLOCATION OF PREMIUM PAYMENTS

    The initial Net Premium will be allocated to the Hartford Money Market Fund Sub-Account on the later of the Policy Date or the date We receive the premium.

    The value in the Hartford Money Market Fund Sub-Account will then be allocated to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the Policy application on the latest of (a) 45 days after the Policy application is signed; (b) ten days after We mail or personally deliver a Notice of Withdrawal to You, or (c) ten days after the Policy Owner receives the issued Policy.

    Any additional Net Premiums received by Us prior to such date will be allocated to the Hartford Money Market Fund Sub-Account.

    You may change Your premium allocation upon request In Writing. Portions of the premium allocated to the Fixed Account and the Sub-Accounts must be whole percentages of 10% or more of the total premium. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to Your most recent instructions. Currently, the Account Value may be allocated to a maximum of nine Sub-Accounts. (Hartford reserves the right to increase the number of allocable investment options to more than nine in the future.) If We receive a premium payment and Your most recent premium allocation instructions would violate the foregoing allocation limitation, We will allocate the Net Premium to the Fixed Account and the Sub-Accounts on a Pro Rata Basis.

    A Policy Owner receives several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by a Policy Owner is shown in his or her Policy. Each transaction confirmation received after a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such Policy.

ACCUMULATION UNITS
    Net Premiums allocated to the Sub-Accounts are used to credit Accumulation Units to such Sub-Accounts.

    The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to the Hartford Money Market Fund Sub-Account) and the amount credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of the Net Premium to be invested in the Fixed Account or the Sub-Account. Each portion of a Net Premium to be invested in a Sub-Account is then divided by the value of the Accumulation Units in that particular Sub-Account next computed following receipt of the premium payment. The resulting figure is the number of Accumulation Units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES

    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by the Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

    All valuations in connection with a Policy, e.g., with respect to determining Account Value, in connection with Policy loans, or in calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium payment, other than the initial premium payment, will be made on the date the request or premium payment is received by Hartford at the National Service Center, provided such date is a Valuation Day. Otherwise such determination will be made on the next succeeding date which is a Valuation Day.

PREMIUM LIMITATION

    If premiums are received which would cause a Policy to fail to meet the definition of a life insurance policy in accordance with the Code, We reserve the right to refund the excess premium payments and any interest thereon within 60 days after the end of a Policy Year.

    A premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

                                 ACCOUNT VALUES

    As with traditional life insurance, each Policy will have an Account Value. There is no minimum guaranteed Account Value.

    The Account Value of a Policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

and the Loan Account, and the Monthly Deduction Amounts.

    A Policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Sub-Account as of the Valuation Day by the current value of Accumulation Units in that Sub-Account and then totaling the result for all the Sub-Accounts. A Policy's Account Value equals the Account Value in all of the Sub-Accounts plus the value of the Fixed Account and the Loan Account. The Policy's Cash Surrender Value, which is the net amount available upon surrender of the Policy, is the Account Value less any Indebtedness. See "-- Accumulation Unit Values," page 12.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY

    A Policy Owner may elect to fully surrender his or her Policy without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable) as long as such Policy is in effect. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the later of (a) the date on which Hartford receives the Policy Owner's request for surrender In Writing (b) the date requested by the Policy Owner. The Policy will terminate on the later of (x) the date of receipt by Hartford of the request In Writing or
(y) the date the Policy Owner requests the surrender to be effective.

LOAD REFUND

    If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to payment of a refund in addition to the Cash Surrender Value.

    The refund will be equal to the excess, if any, of the sum of the actual front-end sales load charged to date, divided by:

1. the sum of 30% of payments in aggregate amount less than or equal to one Guideline Annual Premium plus 10% of payments in aggregate amount greater than one Guideline Annual Premium but not more than two Guideline Annual Premiums; plus

2.  9% of each payment made in excess of two Guideline Annual Premiums.

PARTIAL WITHDRAWALS

    One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, less $1,000. If the Death Benefit Option then in effect is Option A or Option C, the Face Amount is reduced by the amount of the partial withdrawal. The minimum Face Amount required after a partial withdrawal is subject to Our rules then in effect. Unless specified otherwise, the partial withdrawal will be deducted on a Pro Rata Basis from the Fixed Account and the Sub-Accounts. Currently, Hartford does not impose a partial withdrawal charge. However, Hartford reserves the right to impose in the future a partial withdrawal charge of up to $50.

                           TRANSFERS OF ACCOUNT VALUE

AMOUNT AND FREQUENCY OF TRANSFERS

    Upon request and as long as Your Policy is in effect, You may transfer amounts among the Fixed Account and the Sub-Accounts. Transfers may be made by request In Writing or by calling Our National Service Center at 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures We follow for transactions initiated by telephone include requiring callers to provide certain identifying information for themselves (if they are not Policy Owners) and the Policy Owner. All transfer instructions communicated to Us by telephone are tape recorded.

    The amounts which may be transferred and the number of transfers will be limited by Our rules then in effect.

    Currently, the Policy Owner may make one transfer per calendar month free of charge, excluding any transfers made pursuant to Your enrollment in the dollar cost averaging option. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25.

    We reserve the right to limit at a future date the size of transfers and remaining balances and the number and frequency of transfers.

TRANSFERS TO OR FROM SUB-ACCOUNTS

    In the event of a transfer to a Sub-Account, We will increase the number of Accumulation Units credited to the Sub-Account to which the transfer is being made. The increase will equal:

1.  the amount transferred, divided by

2. the value of Accumulation Units in the Sub-Account to which the transfer is being made, determined as of the next Valuation Day after We receive Your transfer request In Writing.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    In the event of a transfer from a Sub-Account, the number of Accumulation Units credited to the Sub-Account from which the transfer is being made will be reduced.

    The reduction will be determined by dividing:

1.  the amount transferred, by
2. the value of the Accumulation Units in the Sub-Account from which the transfer is being made, determined as of the next Valuation Day after We receive Your transfer request In Writing.

TRANSFERS FROM THE FIXED ACCOUNT

    In addition to the conditions set forth above, transfers from the Fixed Account are subject to the following:

(a) the transfer must occur during the 30-day period following each Policy Anniversary; and

(b) if Your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any Policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DOLLAR COST AVERAGING OPTION PROGRAM

    You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account Program pursuant to the dollar cost averaging (DCA) option program. If You choose the DCA option program, Your Net Premiums will be deposited into the Hartford Money Market Fund Sub-Account. Each month, amounts will be withdrawn monthly from that Sub-Account and allocated to the other investment options, in accordance with Your allocation instructions. The transfer date will be the monthly anniversary of the first transfer under Your initial DCA election. The first transfer will commence within five business days after Hartford receives Your initial election, either In Writing or by telephone, subject to the telephone transfer procedures described above. The dollar amount will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Cash Value allocated to the Hartford Money Market Fund Sub-Account is less than the amount You have elected to transfer, Your DCA program will terminate.

    You may cancel Your DCA election by notice In Writing to Hartford or by calling Our National Service Center at 1-800-231-5453.

    The main objective of the DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows Policy Owners to take advantage of market fluctuations. Since the same dollar amount is transferred to other investment options at set intervals, the DCA program allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long term. However, it is important to understand that a DCA program does not assure a profit or protect against loss in a declining market. Policy Owners who choose the DCA option program should have the financial ability to continue making investments through periods of low price levels.

                                  POLICY LOANS

    A Policy Owner may obtain a cash loan from Hartford as long as his or her Policy is in effect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable). The loan is secured by the Policy. Total Indebtedness at the time the new loan is requested (including the accrued interest on prior loans plus the amount of the requested loan) may not exceed 90% of the Account Value.

    The amount of each loan will be transferred on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts (unless the Policy Owner specifies otherwise) to the Loan Account. The Loan Account is a mechanism used to ensure that any outstanding Indebtedness remains fully secured by the Account Value.

LOAN INTEREST

    Interest will accrue daily on Indebtedness at the Policy Loan Rate, which is the interest rate as shown in the Policy. On each Monthly Activity Date, the difference between the value of the Loan Account and the Indebtedness will be transferred on a Pro Rata Basis from the Fixed Account and the Sub-Accounts to the Loan Account.

CREDITED INTEREST

    A Loan Account, other than a Loan Account established pursuant to a Preferred Loan as described in " -- Preferred Loan," below, will be credited with interest in the following manner: During the first ten Policy Years, any amounts in the Loan Account will be credited with interest at the rate of 2% (in most states). Thereafter, the Loan Account will be credited with interest at the rate of 3% (in most states).

PREFERRED LOAN

    If, at any time after the tenth Policy Anniversary, the Account Value exceeds the total of all premiums paid since issue, a Preferred Loan is available. The amount available for a Preferred Loan is the amount by which the Account Value exceeds total premiums paid. The amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate of 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined on each Monthly Activity Date.

LOAN REPAYMENTS

    You can repay any part of or the entire Indebtedness at any time while Your Policy is in force and either of the Insureds is alive. The amount of Policy loan repayment will

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

be deducted from the Loan Account and will be allocated among the Fixed Account and the Sub-Accounts in the same percentage as premiums are allocated.

TERMINATION DUE TO EXCESSIVE INDEBTEDNESS

    If total Indebtedness equals or exceeds Account Value, Your Policy will terminate 61 days after We have mailed notice to Your last known address and to the last known address of any assignees of record. If sufficient loan repayment is not made by the end of such 61 day period, Your Policy will terminate without value.

EFFECT OF LOANS ON ACCOUNT VALUE

    A Policy loan, whether or not repaid, will have a permanent effect on Your Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a Policy loan is outstanding, the greater the effect on Your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no Policy loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no Policy loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable.

                                 DEATH BENEFIT

    Each Policy provides for the payment of the Death Proceeds to the named beneficiary upon the death of the last surviving Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The Death Benefit depends on the Death Benefit Option You select, the minimum Death Benefit provision, and whether or not the Death Benefit guarantee is in effect.

DEATH BENEFIT OPTIONS

    There are three Death Benefit Options: (1) the Level Death Benefit Option ("Option A"), (2) the Return of Account Value Death Benefit Option ("Option B"), and (3) the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum Death Benefit described below, the Death Benefit under each option is as follows:

1.  Under Option A, the Face Amount.

2.  Under Option B, the Face Amount plus the Account Value.

3.  Under Option C, the Face Amount plus the sum of the premiums paid.

OPTION CHANGE

    You may change Your Death Benefit Option to Option A or Option B without evidence of insurability. If a change to Option A is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change. If a change to Option B is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change, reduced by the then-current Account Value. Changing Your Death Benefit Option does not result in any fees or charges against your Policy. However, you should consult a competent tax adviser regarding the possible adverse tax consequences resulting from a change in Your Death Benefit Option.

    Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount.

DEATH BENEFIT GUARANTEE

    The Death Benefit guarantee is a Policy feature that is attached to every Policy at issue, unless the Supplemental Face Amount exceeds the Basic Face Amount. If the premiums paid during Policy Year 1 are less than the Annual Death Benefit Guarantee Premium, the Death Benefit guarantee will be removed from the Policy.

    After Policy Year 1, the Death Benefit guarantee will be in effect as long as the cumulative premiums paid into the Policy, less any withdrawals from the Policy, equal or exceed the Cumulative Death Benefit Guarantee Premium. The Death Benefit guarantee period will expire at the end of: (1) Policy Year 10 or
(2) the life expectancy of the last surviving Insured (based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday), whichever period was chosen under Your Policy.

    If the Death Benefit guarantee is in effect, payment of the Basic Face Amount upon the death of the last surviving Insured will be guaranteed, regardless of a Policy's investment performance. The Death Benefit guarantee is in effect if:

(a) the Death Benefit guarantee period has not expired;

(b) the Supplemental Face Amount has never exceeded, and is not scheduled to exceed, the Basic Face Amount; and

(c) on each Monthly Activity Date, the cumulative premiums paid into a Policy, less withdrawals from such Policy, equal or exceed the Cumulative Death Benefit Guarantee Premium.

MINIMUM DEATH BENEFIT

    Notwithstanding the above, Your Policy has a minimum Death Benefit equal to the Account Value multiplied by a

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

percentage specified in such Policy. Such percentage varies according to the Policy Year and each Insured's Issue Age, sex (where unisex rates are not used) and insurance class, but may be increased by You in Your Policy application.

EXAMPLES OF THE MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................    Level       Level

    In Example A, the minimum Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the Death Proceeds payable to the beneficiary.

    In Example B, the minimum Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

    All or part of the Death Proceeds may be paid in cash or applied under a payment option (see "Other Matters -- Payment Options," page 26).

SUPPLEMENTAL FACE AMOUNT

    If You selected Supplemental Face Amount coverage on Your Policy application, the amount of such coverage is shown on the Policy's specifications page, subject to any scheduled changes You instructed in Your Policy application and any unscheduled increases and/or decreases in Face Amount, as described below. You may discontinue a scheduled increase by request In Writing. A decrease in Face Amount, other than as a result of a partial withdrawal, will affect Your scheduled increases in Face Amount.

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT

    At any time after the first Policy Year, You may request In Writing a change in the Face Amount.

    The minimum amount by which the Face Amount can be increased or decreased is based on Our rules then in effect.

    Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by Your Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.

    Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.

    An unscheduled decrease in the Face Amount will be effective on the Monthly Activity Date following the date We receive the request In Writing. The remaining Face Amount must not be less than that specified by Our minimum rules then in effect. Decreases will be applied first to the Supplemental Face Amount and then to the Basic Face Amount.

    We reserve the right to limit the number of increases and/or decreases made under a Policy to no more than one in any 12 month period.

                              BENEFITS AT MATURITY

    If either Insured under Your Policy is living on the Maturity Date, upon surrender of Your Policy to Hartford, Hartford will pay to You the Cash Surrender Value. On the Maturity Date, Your Policy will terminate and Hartford will have no further obligations under such Policy.

                            LAPSE AND REINSTATEMENT

POLICY LAPSE AND GRACE PERIOD

    A Policy will be in default on any Monthly Activity Date on which its Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount. A 61-day period, called the "grace period," will begin from the date of default. Hartford will mail the Policy Owner and any assignee written notice of the amount of premium that will be required to continue the defaulting Policy in force at least 30 days before the end of the grace period. The premiums required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. Unless the Death Benefit Guarantee is in effect, such Policy will terminate without value if the required premium is not paid by the end of the grace period. If the Death Benefit guarantee is in effect and sufficient premium has not been paid by the end of the grace period, the Death Benefit will be reduced to the Basic Face Amount and any riders will no longer be in force. If the last surviving Insured dies during the grace period, We will pay the Death Proceeds.

DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD

    If the cumulative premiums, less withdrawals, are not sufficient to maintain the Death Benefit guarantee in effect, the lapse and grace period provisions for the Death Benefit guarantee will apply as follows:

    On every Monthly Activity Date during the Death Benefit guarantee period, We will compare the cumulative premiums received, less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

    If the cumulative premiums received, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit guarantee will be deemed to be in default as of that Monthly Activity Date. A grace period of 61 days from the date of default will begin. We will mail to You and any assignee written notice of the amount of premium required to continue the Death Benefit guarantee.

    At the end of the grace period under a ten-year guarantee period, the Death Benefit guarantee will be removed from the Policy if We have not received the amount of the required premium. You will receive a written notification of the change.

    At the end of the grace period under the last survivor life expectancy guarantee period, the Death Benefit guarantee will be removed from Your Policy if We have not received the amount of the required premium, subject to the following exception: If Your Policy is in the first ten Policy Years and the cumulative premiums received, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium for the ten-year period, We will change the Death Benefit guarantee period to ten years. In this case, We will send You notification of:

(a) the ten-year period, measured from the Policy Date; and

(b) the Annual Death Benefit Guarantee Premium for that ten-year period.

REINSTATEMENT
    Unless the Policy has been surrendered, the Policy may be reinstated prior to the Maturity Date, provided:

(a) the Insureds alive at the end of the grace period are also alive on the date of reinstatement;

(b) You make Your request In Writing within five years from the date the Policy lapsed;

(c) You submit satisfactory evidence of insurability;
(d) any Policy Indebtedness is repaid or carried over to the reinstated Policy; and

(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep Your Policy in force for three months after the date of reinstatement.

    The Account Value on the reinstatement date will reflect:

(a) the Account Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement.

    Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated Policy.

                   THE RIGHT TO EXAMINE OR EXCHANGE A POLICY

    A prospective purchaser has a limited right to return a Policy for cancellation. If a Policy is returned, by mail or personal delivery to Hartford or to the agent who sold such Policy, to be canceled (a) within ten calendar days after receipt of the Policy by the Policy Owner, (b) within ten days of Hartford's mailing a Notice of Right to Withdraw, or (c) within 45 days of signing of the Policy application (whichever is later, and subject to applicable state regulation), Hartford will return to the Prospective purchaser, within seven days thereafter, the greater of (x) the premium paid, less any Indebtedness, or (y) the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under such Policy or by the Funds for taxes, charges or fees.

    Once a Policy is in effect, it may be exchanged during the first 24 months after its issuance for a non-variable last survivor life insurance policy offered by Us or an affiliate on the life of the Insureds. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the Policy for which the policy was exchanged . An exchange of a Policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

                                   SURRENDER

    You may surrender Your Policy to Us at any time prior to the Maturity Date, provided Your Policy has a Cash Surrender Value. You may surrender the Policy to Us. Upon such surrender, We will pay You the Cash Surrender Value. Our liability under the Policy will cease as of the date of Your request for surrender.

                      VALUATION OF PAYMENTS AND TRANSFERS

    We value the Policy on every Valuation Day.

    We will pay Death Proceeds, Cash Surrender Values, Partial Withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after We receive all the information needed to process any such payment, unless (a) the New York Stock Exchange is closed, (b) trading is restricted by the SEC, or (c) the SEC declares that an emergency exists.

    Hartford may defer payment of any amounts not allocable to the Sub-Accounts for up to six months from the date on which We receive the request In Writing.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                            APPLICATION FOR A POLICY

    Individuals wishing to purchase a Policy must submit an application to Hartford. Within limits, an applicant may choose the initial Face Amount. Policies generally will be issued only on the lives of Insureds between the ages of 20 and 80 who supply evidence of insurability satisfactory to Hartford. (Hartford may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply.) Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject a Policy application for any reason. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

    A Policy will go into effect on the Policy Date only after Hartford has received all outstanding delivery requirements and the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date and Policy Years.

                      REDUCED CHARGES FOR ELIGIBLE GROUPS

    Certain of the charges and deductions described below may be reduced for Policies issued in connection with a specific plan, in accordance with Our rules in effect as of the date the Policy application is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to the size of the plan, the expected number of participants and the anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary, based on such factors as the size of the plan, the purposes for which Policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis , the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners invested in Separate Account VL II.

                          DEDUCTIONS FROM THE PREMIUM

    Before the allocation of the premium to the Account Value, a deduction as a percentage of premium is made for the premium processing charge, the premium tax and federal tax charges and the front-end sales load. The amount of each premium allocated to the Account Value after all such deductions are made is Your Net Premium.

PREMIUM PROCESSING CHARGE

    A 1.25% charge is deducted from each premium payment for premium collection costs and premium and Policy processing costs.

PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE

    We deduct a percentage of each premium payment as a premium tax charge to cover premium-based taxes assessed against Us by a state or other governmental entity. This percentage will vary by locale, depending on the tax rates in effect at the time the Policy is Issued. The range of such charge generally is between 0% and 4%.

    We also deduct a 1.25% charge from each premium payment to cover the estimated costs to Us of the federal income tax treatment of the Policies' deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to Our increased federal income tax burden resulting from the receipt of premiums.

FRONT-END SALES LOAD

    The front-end sales load is a charge deducted from each premium payment based on (1) the amount of premium paid in relation to the Target Premium, (2) the Policy Year in which the premium is paid and (3) the amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount. See "Special Terms," page 6, for a definition of "Target Premium."

    Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

    Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

    Both current and maximum front-end sales loads for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

    Front-end sales loads which cover expenses relating to the sale and distribution of the Policies may be reduced for certain sales of Policies under circumstances, which may result in savings of such sales and distribution expenses.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

EXAMPLE OF FRONT-END SALES LOADS/IMPACT OF REFUND OF LOAD

    An example of the actual front-end sales loads and the impact of the load refund, if any (see " -- Premiums -- Load Refund," page 13), for a Policy is shown below. The example uses the same specific information (i.e., Issue Age, Face Amount, premium level, etc.) as the illustration on page 44 of this Prospectus.

Death Benefit Option:       Level
Face Amount:                $1,000,000 Basic Face Amount
Issue Ages/Sex/Class:       65/Male/Preferred
                            65/Female/Preferred
Guideline Annual Premium:   $36,042
Annual Planned Premium:     $27,000

                 IMPACT OF FRONT-END SALES LOAD/REFUND OF LOADS

             CUMULATIVE    CUMULATIVE     CUMULATIVE       AMOUNT OF
  POLICY      PREMIUM      FRONT-END    NON-REFUNDABLE    REFUND UPON
   YEAR         PAID      SALES LOADS     SALES LOADS      SURRENDER
----------  ------------  ------------  ---------------  -------------
    1       $  27,000.00  $  12,771.00   $    8,098.96    $  4,672.04
    2          54,000.00     16,602.30       12,548.31       4,053.99

                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS

    On the Policy Date and on each subsequent Monthly Activity Date, Hartford will deduct the Monthly Deduction Amount from the Account Value to cover certain charges and expenses incurred in connection with a Policy. Each Monthly Deduction Amount will be deducted on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

    The Monthly Deduction Amount equals the sum of:

(a) the charge for the Cost of Insurance;

(b) the charges for additional benefits provided by rider, if any;

(c) the charges for "special" insurance class rating, if any;

(d) the monthly administrative fee and issue charge;

(e) the mortality and expense risk charge; and

(f) any Face Amount increase fee.

    (A) Cost of Insurance Charge

    The charge for the Cost of Insurance is equal to:

     (i) the Cost of Insurance rate per $1,000, multiplied by

     (ii) the amount at risk, divided by

    (iii) $1,000.

      The amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

      The Cost of Insurance charge is to cover Hartford's anticipated mortality costs. For standard risks, the Cost of Insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insureds' risk classes. Hartford will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue ages, sexes and risk classes and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insureds' health.

      Because a Policy's Account Value and Death Benefit may vary from month to month, the Cost of Insurance may also vary on each Monthly Activity Date.

      On each Monthly Activity Date during the last 25 Policy Years before the Maturity Date, Hartford will apply a discount to the Cost of Insurance rate, provided You qualify for such discount. The discount equals 10%, multiplied by the ratio of the Basic Face Amount at the Policy's issue date to the Face Amount at the Policy's issue date, as shown on the Policy's specifications page. To qualify for the discount, the Policy must have been in force at least 15 Policy Years and the ratio of the then-current Account Value to the then-current Death Benefit must equal at least the qualifying ratio described below. The qualifying ratio is 0% with 25 Policy Years remaining until the Maturity Date and increases by three percentage points each Policy Year thereafter. For example, with ten Policy Years remaining until the Maturity Date the qualifying ratio is

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    45%, and with one Policy Year remaining the qualifying ratio is 72%. This discount may not be available in all states.

    (B) Rider Charge

      If a Policy includes riders, a charge applicable to the riders is made from the Account Value on each Monthly Activity Date.

      The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing supplemental benefits and is specified on the applicable rider.

      For a description of the available riders, see "Supplemental Benefits," page 27.

    (C) Special Class Charge

      A charge for a special insurance class rating of an Insured may be made against the Account Value, if applicable. This charge is to compensate Hartford for the additional mortality risk associated with individuals in these classes.

    (D) Monthly Administrative Fee and Issue Charge

      We will assess a current monthly administrative fee to compensate Hartford for administrative costs in connection with the Policies. The current monthly administrative fee is the sum of $7.50 per month, plus $0.01 per month per $1000 of Face Amount at the Policy issue date, paid in Policy Years 1 through 10. On a blended rate basis, the charge for all Policy Years is guaranteed never to exceed the sum of $10.00 per month, plus $0.03 per month per $1000 of Basic Face Amount at the Policy issue date, and $15.00 per month plus $0.05 per month per $1000 of Supplemental Face Amount at the Policy issue date. This guaranteed charge is a blended rate based on the ratio of the initial Basic Face Amount and the initial Supplemental Face Amount to the initial Face Amount. For example, if the initial Basic Face Amount was $200,000 and the initial Supplemental Face Amount was $50,000, then the ratio of initial Basic Face Amount to initial Face Amount is .80 ($200,000 divided by $250,000) and the ratio of initial Supplemental Face Amount to initial Face Amount is .20 ($50,000 divided by $250,000). The blended guaranteed charge would be $11.00 per month (.80, multiplied by $10.00, plus .20 multiplied by $15.00) and $.034 per thousand of Face Amount (.80, multiplied by $.03, plus .20 multiplied by $.05).

      Additionally, in the first five Policy Years, We assess a monthly issue charge to compensate Hartford for the up-front costs to underwrite and issue a Policy. The issue charge is the sum of $20.00 per month for the first five Policy Years plus $.05 per $1000 of Face Amount at the date the Policy is issued or unscheduled Supplemental Face Amount increase per month for the first five years from the date of Policy issue or the date of increase.

      The sum of the premium processing charges, the monthly administrative fee and the issue charge will not exceed the cost Hartford incurs in providing administrative services under the Policies.

    (E) Mortality and Expense Risk Charge

      A charge currently is made for mortality and expense risks assumed by Hartford. This charge is allocated to the General Account. Hartford may profit from this charge (see "-- Premiums -- Account Values," page 12).

      The current mortality and expense risk charge for any Monthly Activity Date is equal to:

     (i) the current mortality and expense risk rate; multiplied by

     (ii) the portion of the Account Value allocated to the Sub-Accounts on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

      The current guaranteed mortality and expense risk rate for the first ten Policy Years is 0.80%. Thereafter, the current and maximum rate is 0.80% on the first $100,000 of Account Value as determined just prior to Hartford assessing the Monthly Deduction Amount. On the remaining Account Value, the current mortality and expense risk rate is 0.25% and the maximum rate is 0.40% for Account Value attributable to the Basic Face Amount and 0.50% for Account Value attributable to the Supplemental Face Amount.

      The mortality risk assumed by Hartford is that the actual Cost of Insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in a Policy. Hartford may profit from the mortality and expense risk charge and may use any such profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the front-end sales load.

CHARGES AGAINST THE FUNDS

    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

                                    HARTFORD

    Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. Effective on January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P. O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's on the basis of insurer financial strength and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                             SEPARATE ACCOUNT VL II

                                    GENERAL

    Separate Account VL II, a separate account of Hartford, was established on September 30, 1994 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

                                     FUNDS

    The assets of each Sub-Account are invested exclusively in shares of one of the Funds. A Policy Owner may allocate premium payments among the Sub-Accounts. Policy Owners should review the following brief descriptions of the investment objectives of the Funds in connection with suchallocation. There is no assurance that any Fund will achieve its stated objectives. All investment options may not be available in all states. Policy Owners are also advised to read the prospectuses for the Funds accompanying this Prospectus for more detailed information.

HARTFORD FUNDS

 HARTFORD ADVISERS FUND

    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities and money market instruments.

 HARTFORD BOND FUND

    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section entitled "Hartford Bond Fund, Inc. -- Investment Policies" in the prospectuses for the Hartford Funds accompanying this Prospectus.

 HARTFORD CAPITAL APPRECIATION FUND

    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.

 HARTFORD DIVIDEND AND GROWTH FUND

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

 HARTFORD GROWTH AND INCOME FUND

    Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.

 HARTFORD INDEX FUND

    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

 HARTFORD INTERNATIONAL ADVISERS FUND

    Seeks maximum long-term total return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.

* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE AND ANNUITY INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND

    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.

 HARTFORD MIDCAP FUND

    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.

 HARTFORD MONEY MARKET FUND

    Seeks maximum current income consistent with liquidity and preservation of capital.

 HARTFORD MORTGAGE SECURITIES FUND

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

 HARTFORD SMALL COMPANY FUND

    Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.

 HARTFORD STOCK FUND

    Seeks long-term growth of capital by investing primarily in equity securities.

PUTNAM FUNDS

 PUTNAM VT ASIA PACIFIC GROWTH FUND

    Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks, and warrants to purchase common stocks or preferred stocks.

 PUTNAM VT DIVERSIFIED INCOME FUND

    Seeks high current income consistent with capital preservation by investing in the following three sections of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high-yield securities described in the Fund prospectus.

 PUTNAM VT GLOBAL ASSET ALLOCATION FUND

    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities and international fixed income securities.

 PUTNAM VT GLOBAL GROWTH FUND

    Seeks capital appreciation through a globally diversified portfolio of common stocks.

 PUTNAM VT GROWTH AND INCOME FUND

    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

 PUTNAM VT HEALTH SCIENCES FUND

    Seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries.

 PUTNAM VT HIGH YIELD FUND

    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high-yield securities described in the Fund prospectus.

 PUTNAM VT INTERNATIONAL GROWTH FUND

    Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

 PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

    Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside of the United States.

 PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

    Seeks long-term capital appreciation by investing in companies that have above-average growth prospects due to fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

 PUTNAM VT INVESTORS FUND

    Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

 PUTNAM VT MONEY MARKET FUND

    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

capital and maintenance of liquidity by investing in high-quality money market instruments.

 PUTNAM VT NEW OPPORTUNITIES FUND

    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

 PUTNAM VT NEW VALUE FUND

    Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

 PUTNAM VT OTC & EMERGING GROWTH FUND

    Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

 PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

    Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will provide both capital growth and current income.

 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND

    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Services, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.

 PUTNAM VT UTILITIES GROWTH AND INCOME FUND

    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

 PUTNAM VT VISTA FUND

    Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

 PUTNAM VT VOYAGER FUND

    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

FIDELITY VIP FUNDS

 FIDELITY VIP EQUITY-INCOME PORTFOLIO

    Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio manager will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.

    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

 FIDELITY VIP OVERSEAS PORTFOLIO

    Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio. International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

 FIDELITY VIP II ASSET MANAGER PORTFOLIO

    Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

    The Hartford Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. The Putnam Funds are portfolios of the Putnam Variable Trust, which is organized as a business trust under the laws of Massachusetts and is an open-end series investment company under the Investment Company Act of 1940. The Fidelity VIP Funds are a series of two diversified open-end management investment companies, each organized as a Massachusetts business trust with

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

multiple portfolios. The Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Overseas Portfolio are portfolios of VIP. The Fidelity VIP II Asset Manager Portfolio is a portfolio of VIP II.

    Each Fund continuously issues an unlimited number of full and fractional shares of beneficial interest in such Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund the Policies and other policies issued by Hartford or its affiliates, as permitted by the Investment Company Act of 1940.

    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Board of Directors for the Hartford Funds, the Board of Trustees for the Putnam Funds and the Board of Trustees for Fidelity VIP Funds (collectively, the "Boards") intend to monitor events in order to identify any material conflicts between such policy owners and such contract owners and to determine what action, if any, should be taken in response thereto. If the Boards were to conclude that separate funds should be established for variable annuity and variable life insurance separate accounts, Hartford will bear the attendant expenses.

    All investment income of, and other distributions to, each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and realized gains and/or losses on the assets of each Sub-Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains and/or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in a Fund in connection with premium payments allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and generally to make payment within seven days.

    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from or substitutions for the Separate Account and the Sub-Accounts which fund the Policies. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Policies, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Policies. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the SEC, to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, if required, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor and which may fund the Policies.

    Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. For further information, see the prospectuses for the Funds accompanying this Prospectus.

                              INVESTMENT ADVISERS

HARTFORD FUNDS

    The investment adviser for the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), Hartford Plaza, Hartford, CT 06115. HL Advisors provides investment advice pursuant to an investment advisory agreement entered into with each of these Funds and, in general, supervises the management and investment program of the Hartford Funds, for which HL Advisors receives a fee.

    HL Advisors has entered into an investment services agreement with The Hartford Investment Management Company, Inc. ("HIMCO"), an affiliate of Hartford organized under Connecticut law, pursuant to which HIMCO provides certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and Hartford Money Market Fund.

    Wellington Management Company, LLP ("Wellington Management") serves as the investment sub-adviser to Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford Growth and Income Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Small Company Fund and Hartford Stock Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, other institutions and individuals. Wellington Management is organized as a private Massachusetts partnership and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. See the prospectus for the Hartford Funds accompanying this Prospectus for a more complete description of HL Advisors, HIMCO and Wellington Management and their respective fees.

PUTNAM FUNDS

    Putnam Management, One Post Office Square, Boston, MA 02109, serves as the investment manager for the Putnam Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

FIDELITY VIP FUNDS

    The Fidelity VIP Funds are managed by Fidelity Management & Research Company ("FMR"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts 02109. FMR, one of America's largest investment management organizations, is composed of a number of different companies which provide a variety of financial services and products. FMR, founded in 1946, is the original Fidelity company. It provides investment research and portfolio management services to a number of mutual funds and other clients. Various Fidelity companies perform certain activities required to operate VIP and VIP II.

                               THE FIXED ACCOUNT

    THAT PORTION OF THE POLICIES RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SEC. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Premium Payments and Account Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.

    The Fixed Account minimum credited rate is shown in the Contract. Currently, Hartford guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated under the Policies to the Fixed Account. Hartford may credit interest at a rate in excess of the Fixed Account minimum credited rate; however, Hartford is not obligated to credit any interest in excess of the Fixed Account minimum credited rate. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE FIXED ACCOUNT MINIMUM CREDITED RATE WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. THE POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE FIXED ACCOUNT MINIMUM CREDITED RATE.

                                 OTHER MATTERS

                                 VOTING RIGHTS

    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of a Policy, as the case may be) having a voting interest in theSeparate Account. The number of shares held in the Separate Account which are allocable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not allocable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation of the law should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

    The voting interests of a Policy Owner (or the assignee of a Policy) in the Funds will be determined as follows: A Policy Owner may cast one vote for each full or fractional Accumulation Unit owned under a Policy and allocated to a Sub-Account, the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by a Policy, amounts transferred from the Sub-Account(s) to the Loan Account(s) in connection with the loan (see "Detailed Description of Policy Benefits and Rights -- Policy Loans," page 14) will not be considered in determining the voting interests of that Policy Owner. Policy Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.

    Hartford may disregard voting instructions when required by state insurance regulatory authorities if such instructions require that the shares be voted so as to cause a

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford may disregard voting instructions in favor of changes initiated by a Policy Owner in the investment policy of or the investment advisers to the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

                          STATEMENTS TO POLICY OWNERS

    We will send You a statement at least once each Policy Year, showing:

(a) the current Account Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, Monthly Deduction Amounts and Policy loans since the last report;

(c) the amount of any Indebtedness;

(d) notifications required by the provisions of Your Policy; and

(e) any other information required by the Insurance Department of the state where Your Policy was delivered.

                           LIMIT ON RIGHT TO CONTEST

    Hartford may not contest the validity of a Policy after it has been in effect during the lifetime of the Insureds for two years from the Issue Date. If a Policy is reinstated, the two year period is measured from the date of reinstatement. Any increase in the Supplemental Face Amount for which evidence of insurability was obtained is contestable during the lifetime of the Insureds for two years from its effective date. In addition, if either Insured commits suicide in the two year period, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals.

                             MISSTATEMENT AS TO AGE

    If the age of an Insured is incorrectly stated, the amount of Death Benefit will be appropriately adjusted as specified in Your Policy.

                                PAYMENT OPTIONS

    Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000, unless Hartford consents to a lesser amount subject to the then-current rules of Hartford. Once payments under the Second Option, the Third Option or the Fourth Option commence, no surrender of a Policy may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments.

    The following payment options are available under the Policies:

FIRST OPTION -- Interest Income

    Payments of interest at the rate We declare, but not less than 3 1/2% per year, on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

    LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

    LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

    The tables in the Policies provide for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often.

    The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. However, Hartford may, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Hartford will make any other arrangements for income payments as Hartford and the Policy Owner may agree on.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                  BENEFICIARY

    A prospective purchaser in a Policy application names the beneficiary under the Policy. You may change the beneficiary (unless irrevocably named) during the lifetime of the Insureds by request In Writing to Hartford. If no beneficiary is living when the last surviving Insured dies, the Death Proceeds will be paid to the Policy Owner if living or, otherwise, to the Policy Owner's estate.

                                   ASSIGNMENT

    A Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of notice In Writing of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

                                   DIVIDENDS

    No dividends will be paid under the Policies.

                             SUPPLEMENTAL BENEFITS

    The following supplemental benefits are among the options that may be included in a Policy by rider, subject to the restrictions and limitations set forth therein:

                      LAST SURVIVOR EXCHANGE OPTION RIDER
    We will exchange Your Policy for two individual policies on the life of each Insured, subject to the conditions stated in the Policy rider.

                            ESTATE PROTECTION RIDER

    We will pay a term insurance benefit upon receipt of due proof of the last surviving Insured's death while Your Policy and the rider are in force, subject to the conditions stated in the rider.

                         MATURITY DATE EXTENSION RIDER

    Subject to certain Death Benefit and premium restrictions, We will extend the Maturity Date to the date of the death of the second Insured to die, regardless of the age of either Insured. See "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 32.

                   YEARLY RENEWABLE TERM LIFE INSURANCE RIDER

    While the Policy and the rider thereto are in force, We will pay the term life insurance amount upon receipt of due proof of death of the designated Insured, subject to the conditions stated in the rider.

                        EXECUTIVE OFFICERS AND DIRECTORS

                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Bossen, Wendell J., 64            Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1992-Present),
                                                                           Hartford Life Insurance Company; President
                                                                           (1992-Present), International Corporate Marketing Group,
                                                                           Inc.
Boyko, Gregory A., 46             Senior Vice President, Chief           Vice President & Controller (1995-1997), Hartford;
                                  Financial Officer &                      Director (1997-Present); Senior Vice President, Chief
                                  Treasurer, 1997                          Financial Officer & Treasurer (1997-Present); Vice
                                  Director, 1997 *                         President & Controller (1995-1997), Hartford Life and
                                                                           Accident Insurance Company; Director (1997-Present);
                                                                           Senior Vice President, Chief Financial Officer &
                                                                           Treasurer (1997-Present); Vice President and Controller
                                                                           (1995-1997), Hartford Life Insurance Company; Senior
                                                                           Vice President, Chief Financial Officer & Treasurer
                                                                           (1997-Present), Hartford Life, Inc.; Chief Financial
                                                                           Officer (1994-1995), IMG American Life; Senior Vice
                                                                           President (1992-1994), Connecticut Mutual Life Insurance
                                                                           Company.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Cummins, Peter W., 60             Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice
                                                                           President, (1997-Present); Vice President (1989-1997),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1989-1997); Senior Vice President (1997-Present); Vice
                                                                           President (1989-1997), Hartford Life Insurance Company.
de Raismes, Ann M., 47            Senior Vice President, 1997            Vice President (1994-1997), Hartford; Senior Vice
                                  Director of Human                        President (1997-Present); Vice President (1994-1997);
                                  Resources, 1994                          Assistant Vice President (1992-1994); Director of Human
                                                                           Resources (1991-Present), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President (1997-Present);
                                                                           Vice President (1994-1997); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-Present),
                                                                           Hartford Life Insurance Company; Vice President, Human
                                                                           Resources (1997-Present), Hartford Life, Inc.
Dooley, James R., 61              Vice President, 1993                   Director, Information Services (1973-1997), Hartford Life
                                                                           Insurance Company.
Fitch, Timothy M., 45             Vice President, 1995                   Vice President (1995-Present); Actuary (1994-Present);
                                  Actuary, 1997                            Assistant Vice President(1992-1995), Hartford Life and
                                                                           Accident Insurance Company; Vice President
                                                                           (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                           President (1992-1995), Hartford Life Insurance Company.
Foy, David T., 31                 Vice President, 1998                   Assistant Vice President (1995-1998), Hartford; Vice
                                                                           President (1998-Present), Assistant Vice President
                                                                           (1995-1998), Hartford Life Insurance Company.
Garrett, J. Richard, 53           Vice President, 1994                   Treasurer (1994-1997), Hartford; Vice President
                                  Assistant Treasurer, 1997                (1993-Present); Assistant Treasurer (1997-Present);
                                                                           Treasurer (1984-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President, (1993-Present);
                                                                           Assistant Treasurer (1997-Present); Treasurer
                                                                           (1986-1997), Hartford Life Insurance Company; Vice
                                                                           President (1997-Present), Hartford Life, Inc.
Gillette, Donald J., 52           Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1995-1997), Hartford Life and Accident
                                                                           Insurance Company; Assistant Vice President
                                                                           (1995-Present), Hartford Life Insurance Company.
Ginnetti, John P.,, 52            Executive Vice President and           Senior Vice President -- Individual Life and Annuity
                                  Director, Asset Management               Division (1988-1994), Hartford; Director (1988-Present);
                                  Services, 1994                           Director (1988-Present); Executive Vice President &
                                  Director, 1988                           Director, Asset Management Services (1994-Present);
                                                                           Senior Vice President -- Individual Life and Annuity
                                                                           Division (1988-1994), Hartford Life and Accident
                                                                           Insurance Company; Executive Vice President, Asset
                                                                           Management, Hartford Life, Inc. (1997-Present).

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Godfrey, William A. III, 41       Senior Vice President, 1997            Senior Vice President (1997- Present), Hartford; Senior
                                                                           Vice President (1997-Present), Hartford Life and
                                                                           Accident Insurance Company; Vice President Information
                                                                           Technology (1997-Present), Hartford Life, Inc.
Godkin, Lynda, 44                 Senior Vice President, 1997            Assistant General Counsel and Secretary (1994-1995),
                                  General Counsel, 1996                    Hartford; Director (1997-Present); Senior Vice President
                                  Corporate Secretary, 1996                (1997-Present); General Counsel (1996-Present);
                                  Director, 1997 *                         Corporate Secretary (1995-Present); Associate General
                                                                           Counsel (1995-1996); Assistant General Counsel and
                                                                           Secretary (1994-1995); Counsel (1990-1994), Hartford
                                                                           Life and Accident Insurance Company; Senior Vice
                                                                           President (1997-Present); General Counsel
                                                                           (1996-Present); Corporate Secretary (1995-Present);
                                                                           Director (1997-Present); Associate General Counsel
                                                                           (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life
                                                                           Insurance Company; Vice President and General Counsel
                                                                           (1997-Present), Hartford Life, Inc.
Grady, Lois W., 53                Senior Vice President, 1998            Vice President (1994-1998), Hartford; Senior Vice
                                  Vice President, 1994                     President (1998-Present); Vice President (1993-1997);
                                                                           Assistant Vice President (1987-1993), Hartford Life and
                                                                           Accident Insurance Company; Senior Vice President
                                                                           (1998-Present); Vice President (1994-1997); Assistant
                                                                           Vice President (1987-1994), Hartford Life Insurance
                                                                           Company.
Graham, Christopher, 47           Vice President, 1997
Hunt, Mark E., 37                 Vice President, 1998                   Assistant Vice President (1997-1998), Hartford; Vice
                                                                           President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Joyce, Stephen T., 39             Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1994-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present);
                                                                           Assistant Vice President (1994-1997), Hartford Life
                                                                           Insurance Company.
Keeler, Michael D., 37            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                           Insurance Company.
Kerzner, Robert A., 46            Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                                  Vice President, 1997                     (1994-1998), Hartford; Senior Vice President
                                                                           (1998-Present); Vice President (1994-1997); Regional
                                                                           Vice President (1991-1994), Hartford Life Insurance
                                                                           Company.
Levenson, David N., 31            Vice President, 1998                   Assistant Vice President (1997-1998), Hartford.
Malchodi, William B., Jr., 50     Vice President, 1994                   Vice President (1994-Present); Director of Taxes (1992-
                                                                           1998), Hartford Life and Accident Insurance Company;
                                                                           Vice President (1994-Present); Director of Taxes
                                                                           (1991-1998), Hartford Life Insurance Company.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Marra, Thomas M., 39              Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                                  Director, Individual Life and            Annuities (1991-1993), Hartford; Director
                                  Annuity Division, 1993                   (1994-Present); Executive Vice President (1995-Present);
                                  Director, 1994*                          Director, Individual Life and Annuity Division
                                                                           (1994-Present); Senior Vice President (1994-1995); Vice
                                                                           President (1989-1994); Actuary (1987-1997), Hartford
                                                                           Life and Accident Insurance Company; Director
                                                                           (1994-Present); Executive Vice President (1995-Present);
                                                                           Director, Individual Life and Annuity Division
                                                                           (1994-Present); Senior Vice President (1994-1995); Vice
                                                                           President (1989-1994); Actuary (1987-1995), Hartford
                                                                           Life Insurance Company; Executive Vice President,
                                                                           Individual Life and Annuities (1997-Present), Hartford
                                                                           Life, Inc.
Matthieson, Steven L., 53         Vice President, 1984                   Director of New Business (1984-1997), Hartford.
O'Halloran, C. Michael, 51        Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present),
                                                                           Hartford Life Insurance Company; Corporate Secretary
                                                                           (1997-Present), Hartford Life, Inc.; Senior Associate
                                                                           General Counsel (1988-Present), Director of Corporate
                                                                           Law (1994-Present), The Hartford Financial Services
                                                                           Group.
Raymond, Craig R., 37             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                                  Chief Actuary, 1994                      (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                           President (1997-Present); Chief Actuary (1995-Present);
                                                                           Vice President (1993-1997); Actuary (1990-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Chief Actuary
                                                                           (1994-Present); Vice President (1993-1997); Assistant
                                                                           Vice President (1992-1993); Actuary (1989-1994),
                                                                           Hartford Life Insurance Company; Vice President and
                                                                           Chief Actuary (1997-Present), Hartford Life, Inc.
Schrandt, David T., 50            Vice President, 1987                   Treasurer (1987-1997); Controller (1987-1997), Hartford.
Smith, Lowndes A., 58             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                                  Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief
                                  Director, 1985*                          Executive Officer (1997-Present); Chief Operating
                                                                           Officer (1989-1997), Hartford Life and Accident
                                                                           Insurance Company; Director (1981-Present); President
                                                                           (1989-Present), Chief Executive Officer (1997-Present);
                                                                           Chief Operating Officer (1989-1997), Hartford Life
                                                                           Insurance Company; Chief Executive Officer and President
                                                                           and Director (1997-Present), Hartford Life, Inc.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Welnicki, Raymond P. , 49         Senior Vice President &                Vice President (1993-1994), Hartford; Director
                                  Director, Employee Benefit               (1994-Present); Senior Vice President (1995-Present);
                                  Division, 1994                           Director, Employee Benefit Division (1997-Present); Vice
                                  Director, 1994*                          President (1993-1995), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President, Employee
                                                                           Benefits (1997-Present), Hartford Life, Inc.; Board of
                                                                           Directors, Ethix Corp.
Welsh, Walter C., 51              Senior Vice President, 1997            Senior Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1995-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life Insurance Company; Vice President,
                                                                           Government Affairs (1997-Present), Hartford Life, Inc.
Zlatkus, Lizabeth H., 39          Senior Vice President, 1997            Vice President (1994-1997); Assistant Vice President
                                  Director, 1994*                          (1992-1994), Hartford; Director (1994-Present); Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1994),
                                                                           Hartford Life and Accident Insurance Company; Vice
                                                                           President, Group Life and Disability (1997-Present),
                                                                           Hartford Life, Inc.
Znamierowski, David M., 38        Senior Vice President, 1997            Director (1998-Present); Senior Vice President
                                  Director, 1998                           (1997-Present), Hartford Life and Accident Insurance
                                                                           Company; Director (1998-Present); Senior Vice President
                                                                           (1997-Present); Director, Risk Management Strategy
                                                                           (1996-Present); Vice President (1997), Hartford Life
                                                                           Insurance Company; Vice President, Investment Strategy
                                                                           (1997-Present), Hartford Life, Inc.; Vice President,
                                                                           Investment Strategy & Policy, Aetna Life and Casualty
                                                                           Company.
---------
 * Denotes year of election to Board of Directors of Hartford.
** Affiliated company of The Hartford Financial Services Group, Inc.

    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford,
CT 06104-2999.

                          DISTRIBUTION OF THE POLICIES

    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), 200 Hopmeadow Street, Simsbury, CT 06089, or certain other registered broker-dealers. Any sales representative or employee selling the Policies is qualified to sell variable life insurance policies under applicable federal and state laws. Each broker-dealer selling the Policies is registered with the SEC under the Securities Exchange Act of 1934 and all such broker-dealers are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Policies.

    During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 45% of the premiums paid up to a Target Premium and 5% of any excess. In Policy Years 2 through 10, such sales commissions will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Policy sold by such sales representative terminates prior to the Policy's second Policy Anniversary.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by Policy Owners. This compensation is usually paid from the sales charges described in this Prospectus.
    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out their own assets and will not effect the amounts paid by the Policy Owners to purchase, hold or surrender variable insurance products.

                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

    The assets of the Separate Account are held by Hartford and are kept physically segregated and held separate and apart from the General Account. Hartford maintains records of all purchases and redemptions of shares of the Funds. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.
                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT

    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Detailed Description of Policy Benefits and Provisions -- Accumulation Unit Values," page
12). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

                           INCOME TAXATION OF POLICY
                             BENEFITS -- GENERALLY

    For federal income tax purposes, the Policies should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

    Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

    Hartford also believes that any loan received under a Policy will be treated as Indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner. A surrender or assignment of the Policy may have tax consequences depending upon the circumstances. Policy Owners should consult a qualified tax adviser concerning the effect of such changes.

    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

    The Last Survivor Exchange Option Rider permits, under limited circumstances, a Policy to be split into two individual policies on the life of each of the Insureds. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a Policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a Policy split.

    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the Policy is extended by rider, Hartford believes the Policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, Hartford may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either Hartford or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met. Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In certain circumstances, variable life insurance contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Separate Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses certain incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

    The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, a Policy Owner of this Policy has the choice of more investment options to which to allocate premium payments and Separate Account values, and may be able to transfer among investment options more frequently, than in such rulings. These differences could result in the Policy Owner being treated as the owner of a portion of the assets of the Separate Account. In addition, Hartford does not know what standards will be set forth in the regulations or rulings that the Treasury Department has stated it expects to issue. Hartford therefore reserves the right to modify the contract as necessary to attempt to prevent Policy Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD

    Under existing provisions of the Code, except as described below, any increase in a Policy Owner's contract value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the contract prior to the Insured's death. If there is a total withdrawal from the contract, then the surrender value will be includable in the Policy Owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the contract, less the aggregate amount received under the contract previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the contract constitute income to the Policy Owner depends, in part, upon whether the contract is considered a modified endowment contract for federal income tax purposes.

                          MODIFIED ENDOWMENT CONTRACTS

    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid up to that point if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

    If the Policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the Policy is changed materially. The seven-pay test will be applied anew at any time the Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy, the seven-pay test is applied as if the Policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the Policy is classified as a MEC, then withdrawals from the Policy will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includable in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the policy will be treated as a withdrawal from the policy for tax purposes. In addition, if the Policy Owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The Policy Owner's investment in the contract is increased by the amount includable in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

    Generally, only distributions and loans made in the first year in which a Policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    Before assigning, pledging, or requesting a loan under a contract that is a MEC, a Policy Owner should consult a qualified tax adviser.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a Policy may become classified as a MEC after issue.

                      ESTATE AND GENERATION SKIPPING TAXES

    When the last surviving Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.
    If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

                        LIFE INSURANCE PURCHASED FOR USE
                          IN SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

                               LEGAL PROCEEDINGS

    There are no pending material legal proceedings to which the Separate Account is a party.

                                 LEGAL MATTERS

    Legal matters in connection with the issue and sale of the last survivor flexible premium variable life insurance Policies described in this Prospectus and the organization of

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford.

                                    EXPERTS

    The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory-basis financial statements of Hartford Life and Annuity Insurance Company (formerly "ITT Hartford Life and Annuity Insurance Company") which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the

State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

    The hypothetical Policy illustrations have been approved by Kenneth A. McCullum, FSA, MAAA, Director of Individual Life Product Development of Hartford, and are included in this prospectus in reliance upon his opinion as to their reasonableness.

                             REGISTRATION STATEMENT

    A registration statement has been filed with the SEC under the Securities Act of 1933, as amended. This prospectus does not contain all information set forth in such registration statement, the amendments and exhibits thereto, to all of which reference is made for further information concerning the Separate Account, Hartford, and the Policies.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                                   APPENDIX A
               ILLUSTRATIONS OF DEATH BENEFITS AND ACCOUNT VALUES

    The tables in Appendix A illustrate the way in which a Policy operates. The illustrations show how the Death Benefit and Account Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred, age 55, and a female, preferred, age 50, with $1,000,000 of Basic Face Amount and a premium of $15,500.00 paid in all years;
(b) a male, preferred, age 55, and a female, preferred, age 50, with $750,000 of Basic Face Amount and $250,000 of Supplemental Face Amount and a premium of $7,500.00 paid in all years; (c) a male, preferred, age 65, and a female, preferred, age 65, with $1,000,000 of Basic Face Amount and a premium of $27,000.00 paid in all years; and (d) a male, preferred, age 65, and a female, preferred, age 65 with $750,000 of Basic Face Amount and $250,000 of Supplemental Face Amount and a premium of $21,500.00 paid in all years.

    The Death Benefit and Account Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

    The illustrations reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits and Account Values would change if current Cost of Insurance charges change.

    The amounts shown for the Death Benefit and Account Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.70% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.70% average daily charge) of -.70%, 5.30% and 11.30%, respectively.

    In addition, the Death Benefit and Account Values as of the end of each Policy Year take into account the front-end sales load, premium processing charge, federal tax charge, premium tax charge (assumed to be 2.0% in the illustrations), Cost of Insurance charge, monthly administrative fee, issue charge, and mortality and expense risk charge.

    The hypothetical returns shown in the illustrations are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% , 6%,12%, respectively, to cover any tax charges (see "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value," page 19).

    The "Premiums Accumulated at 5% Interest Per Year" column of each illustration shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

    Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, a Policy's proposed Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            16,275            6,640     1,000,000         6,355    1,000,000
      2            33,364           19,876     1,000,000        19,276    1,000,000
      3            51,307           34,386     1,000,000        33,438    1,000,000
      4            70,147           50,280     1,000,000        48,948    1,000,000
      5            89,930           67,680     1,000,000        65,923    1,000,000
      6           110,701           88,459     1,000,000        86,232    1,000,000
      7           132,511          111,199     1,000,000       108,453    1,000,000
      8           155,412          136,078     1,000,000       132,757    1,000,000
      9           179,457          163,290     1,000,000       159,332    1,000,000
     10           204,705          193,046     1,00,0000       188,382    1,000,000
     11           231,215          229,559     1,000,000       221,973    1,000,000
     12           259,051          270,036     1,000,000       258,855    1,000,000
     13           288,279          314,910     1,000,000       299,348    1,000,000
     14           318,968          364,656     1,000,000       343,816    1,000,000
     15           351,191          419,812     1,000,000       392,680    1,000,000
     16           385,026          480,980     1,000,000       446,431    1,000,000
     17           420,552          548,784     1,035,877       505,661    1,000,000
     18           457,855          623,886     1,140,111       570,998    1,043,461
     19           497,022          707,036     1,251,892       642,465    1,137,562
     20           538,148          799,101     1,372,056       720,352    1,236,845
     25           724,270        1,424,338     2,126,664     1,221,573    1,823,918
     30         1,014,302        2,435,429     3,251,826     1,951,085    2,605,123

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $9,740.00 IN POLICY YEAR ONE AND $23,557.74 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                            $15,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            16,275           6,255***   1,000,000        5,978     1,000,000
      2            33,364          18,372***   1,000,000       17,806     1,000,000
      3            51,307          30,928      1,000,000       30,060     1,000,000
      4            70,147          43,921      1,000,000       42,738     1,000,000
      5            89,930          57,346      1,000,000       55,832     1,000,000
      6           110,701          72,865      1,000,000       71,006     1,000,000
      7           132,511          88,870      1,000,000       86,650     1,000,000
      8           155,412         105,353      1,000,000      102,754     1,000,000
      9           179,457         122,298      1,000,000      119,302     1,000,000
     10           204,705         139,682      1,000,000      136,269     1,000,000
     11           231,215         161,092      1,000,000      155,138     1,000,000
     12           259,051         183,507      1,000,000      174,499     1,000,000
     13           288,279         206,971      1,00,0000      194,304     1,000,000
     14           318,968         231,513      1,000,000      214,486     1,000,000
     15           351,191         257,177      1,000,000      234,972     1,000,000
     16           385,026         284,001      1,000,000      255,679     1,000,000
     17           420,552         311,968      1,000,000      276,521     1,000,000
     18           457,855         341,156      1,000,000      297,403     1,000,000
     19           497,022         371,651      1,000,000      318,228     1,000,000
     20           538,148         403,540      1,000,000      338,875     1,000,000
     25           724,270         583,303      1,000,000      433,159     1,000,000
     30         1,014,302         804,440      1,074,102      486,347     1,000,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $9,355.00 IN POLICY YEAR 1 AND $22,053.74 IN POLICY YEAR
      2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            16,275           5,870***   1,000,000        5,602     1,000,000
      2            33,364          16,915***   1,000,000       16,383     1,000,000
      3            51,307          27,697      1,000,000       26,905     1,000,000
      4            70,147          38,198      1,000,000       37,149     1,000,000
      5            89,930          48,396      1,000,000       47,095     1,000,000
      6           110,701          59,867      1,000,000       58,315     1,000,000
      7           132,511          70,960      1,000,000       69,163     1,000,000
      8           155,412          81,648      1,000,000       79,607     1,000,000
      9           179,457          91,897      1,000,000       89,615     1,000,000
     10           204,705         101,661      1,000,000       99,141     1,000,000
     11           231,215         114,217      1,000,000      109,403     1,000,000
     12           259,051         126,576      1,000,000      119,089     1,000,000
     13           288,279         138,728      1,000,000      128,113     1,000,000
     14           318,968         150,646      1,000,000      136,367     1,000,000
     15           351,191         162,318      1,000,000      143,735     1,000,000
     16           385,026         173,717      1,000,000      150,081     1,000,000
     17           420,552         184,749      1,000,000      155,258     1,000,000
     18           457,855         195,427      1,000,000      159,102     1,000,000
     19           497,022         205,760      1,000,000      161,426     1,000,000
     20           538,148         215,757      1,000,000      162,006     1,000,000
     25           724,270         254,025      1,000,000      126,058     1,000,000
     30         1,014,302         261,033      1,000,000           --     1,000,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $8,970.00 IN POLICY YEAR 1 AND $20,596.74 IN POLICY YEAR
      2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                             $7,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1             7,875           3,573***   1,000,000        3,209     1,000,000
      2            16,144           9,606***   1,000,000        8,839     1,000,000
      3            24,826          16,159      1,000,000       14,948     1,000,000
      4            33,942          23,263      1,000,000       21,561     1,000,000
      5            43,514          30,948      1,000,000       28,703     1,000,000
      6            53,565          40,441      1,000,000       37,596     1,000,000
      7            64,118          50,696      1,000,000       47,187     1,000,000
      8            75,199          61,757      1,000,000       57,513     1,000,000
      9            86,834          73,665      1,000,000       68,608     1,000,000
     10            99,051          86,455      1,000,000       80,495     1,000,000
     11           111,878         102,890      1,000,000       93,739     1,000,000
     12           125,347         121,037      1,000,000      107,884     1,000,000
     13           139,490         141,092      1,000,000      122,975     1,000,000
     14           154,339         163,237      1,000,000      139,008     1,000,000
     15           169,931         187,692      1,000,000      155,974     1,000,000
     16           186,303         214,688      1,000,000      173,851     1,000,000
     17           203,493         244,419      1,000,000      192,620     1,000,000
     18           221,543         277,214      1,000,000      212,251     1,000,000
     19           240,495         313,440      1,000,000      232,717     1,000,000
     20           260,394         353,506      1,000,000      253,970     1,000,000
     25           350,453         623,999      1,000,000      368,547     1,000,000
     30           490,791       1,068,158      1,426,222      482,460     1,000,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $4,210.50 IN POLICY YEAR 1 AND $9,606.00 IN POLICY YEAR
      2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                             $7,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1             7,875           3,353***   1,000,000        3,000     1,000,000
      2            16,144           8,828***   1,000,000        8,105     1,000,000
      3            24,826          14,443      1,000,000       13,334     1,000,000
      4            33,942          20,181      1,000,000       18,669     1,000,000
      5            43,514          26,019      1,000,000       24,084     1,000,000
      6            53,565          33,084      1,000,000       30,709     1,000,000
      7            64,118          40,242      1,000,000       37,405     1,000,000
      8            75,199          47,458      1,000,000       44,137     1,000,000
      9            86,834          54,690      1,000,000       50,862     1,000,000
     10            99,051          61,881      1,000,000       57,520     1,000,000
     11           111,878          71,654      1,000,000       64,553     1,000,000
     12           125,347          81,778      1,000,000       71,387     1,000,000
     13           139,490          92,254      1,000,000       77,907     1,000,000
     14           154,339         103,074      1,000,000       83,972     1,000,000
     15           169,931         114,290      1,000,000       89,420     1,000,000
     16           186,303         125,893      1,000,000       94,061     1,000,000
     17           203,493         137,796      1,000,000       97,682     1,000,000
     18           221,543         150,025      1,000,000      100,045     1,000,000
     19           240,495         162,605      1,000,000      100,864     1,000,000
     20           260,394         175,563      1,000,000       99,788     1,000,000
     25           350,453         238,152      1,000,000       46,648     1,000,000
     30           490,791         283,875      1,000,000           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $3,990.50 IN POLICY YEAR 1 AND $8,828.00 IN POLICY YEAR
      2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                             $7,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1             7,875           3,133***   1,000,000        2,791     1,000,000
      2            16,144           8,078***   1,000,000        7,398     1,000,000
      3            24,826          12,848      1,000,000       11,835     1,000,000
      4            33,942          17,422      1,000,000       16,082     1,000,000
      5            43,514          21,776      1,000,000       20,113     1,000,000
      6            53,565          26,993      1,000,000       25,011     1,000,000
      7            64,118          31,913      1,000,000       29,616     1,000,000
      8            75,199          36,502      1,000,000       33,894     1,000,000
      9            86,834          40,719      1,000,000       37,803     1,000,000
     10            99,051          44,509      1,000,000       41,288     1,000,000
     11           111,878          50,444      1,000,000       44,770     1,000,000
     12           125,347          56,205      1,000,000       47,681     1,000,000
     13           139,490          61,778      1,000,000       49,921     1,000,000
     14           154,339          67,136      1,000,000       51,365     1,000,000
     15           169,931          72,260      1,000,000       51,873     1,000,000
     16           186,303          77,119      1,000,000       51,281     1,000,000
     17           203,493          81,608      1,000,000       49,414     1,000,000
     18           221,543          85,734      1,000,000       46,065     1,000,000
     19           240,495          89,507      1,000,000       41,005     1,000,000
     20           260,394          92,931      1,000,000       33,954     1,000,000
     25           350,453          95,700      1,000,000           --            --
     30           490,791          55,227      1,000,000           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $3,770.50 IN POLICY YEAR 1 AND $8,078.00 IN POLICY YEAR
      2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $27,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            28,350          12,929***   1,000,000        12,643    1,000,000
      2            58,118          36,326***   1,000,000        35,725    1,000,000
      3            89,373          61,279      1,000,000        60,329    1,000,000
      4           122,192          87,821      1,000,000        86,483    1,000,000
      5           156,652         115,976      1,000,000       114,207    1,000,000
      6           192,834         148,056      1,000,000       145,804    1,000,000
      7           230,826         181,978      1,000,000       179,186    1,000,000
      8           270,717         225,670      1,000,000       214,301    1,000,000
      9           312,603         273,714      1,000,000       251,078    1,000,000
     10           356,583         326,531      1,000,000       289,476    1,000,000
     11           402,762         388,547      1,000,000       332,772    1,000,000
     12           451,251         457,159      1,000,000       378,477    1,000,000
     13           502,163         533,085      1,000,000       427,000    1,000,000
     14           555,621         617,128      1,000,000       478,929    1,000,000
     15           611,752         710,397      1,000,000       535,056    1,000,000
     16           670,690         813,544      1,094,278       596,446    1,000,000
     17           732,574         926,834      1,220,014       664,590    1,000,000
     18           797,553       1,051,293      1,356,091       741,634    1,000,000
     19           865,781       1,188,074      1,503,895       829,591    1,050,118
     20           937,420       1,338,460      1,664,945       924,255    1,149,704
     25         1,261,632       2,336,059      2,710,973     1,504,229    1,745,643
     30         1,766,849       3,916,137      4,291,618     2,332,386    2,556,016

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $17,601.04 IN POLICY YEAR 1 AND $40,379.99 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $27,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            28,350          12,197***   1,000,000       11,920     1,000,000
      2            58,118          33,549***   1,000,000       32,983     1,000,000
      3            89,373          54,992      1,000,000       54,123     1,000,000
      4           122,192          76,395      1,000,000       75,206     1,000,000
      5           156,652          97,597      1,000,000       96,074     1,000,000
      6           192,834         120,602      1,000,000      118,723     1,000,000
      7           230,826         143,053      1,000,000      140,797     1,000,000
      8           270,717         172,784      1,000,000      161,952     1,000,000
      9           312,603         203,617      1,000,000      181,771     1,000,000
     10           356,583         235,548      1,000,000      199,788     1,000,000
     11           402,762         271,759      1,000,000      218,186     1,000,000
     12           451,251         309,412      1,000,000      234,026     1,000,000
     13           502,163         348,475      1,000,000      246,774     1,000,000
     14           555,621         388,842      1,000,000      255,798     1,000,000
     15           611,752         430,594      1,000,000      260,268     1,000,000
     16           670,690         473,134      1,000,000      259,047     1,000,000
     17           732,574         516,297      1,000,000      250,589     1,000,000
     18           797,553         560,462      1,000,000      232,792     1,000,000
     19           865,781         606,045      1,000,000      202,903     1,000,000
     20           937,420         653,511      1,000,000      157,330     1,000,000
     25         1,261,632         930,954      1,080,363           --            --
     30         1,766,849       1,273,986      1,396,136           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $16,869.04 IN POLICY YEAR 1 AND $37,602.99 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $27,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            28,350          11,466***   1,000,000       11,198     1,000,000
      2            58,118          30,861***   1,000,000       30,329     1,000,000
      3            89,373          49,126      1,000,000       48,333     1,000,000
      4           122,192          66,137      1,000,000       65,084     1,000,000
      5           156,652          81,744      1,000,000       80,434     1,000,000
      6           192,834          97,856      1,000,000       96,289     1,000,000
      7           230,826         112,101      1,000,000      110,276     1,000,000
      8           270,717         132,396      1,000,000      122,059     1,000,000
      9           312,603         152,149      1,000,000      131,221     1,000,000
     10           356,583         171,303      1,000,000      137,295     1,000,000
     11           402,762         192,429      1,000,000      142,036     1,000,000
     12           451,251         212,893      1,000,000      142,668     1,000,000
     13           502,163         232,548      1,000,000      138,587     1,000,000
     14           555,621         251,140      1,000,000      129,061     1,000,000
     15           611,752         268,599      1,000,000      113,113     1,000,000
     16           670,690         283,955      1,000,000       89,401     1,000,000
     17           732,574         296,658      1,000,000       56,140     1,000,000
     18           797,553         306,796      1,000,000       10,933     1,000,000
     19           865,781         314,429      1,000,000           --            --
     20           937,420         319,587      1,000,000           --            --
     25         1,261,632         262,720      1,000,000           --            --
     30         1,766,849              --             --           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $16,138.04 IN POLICY YEAR 1 AND $34,914.99 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $21,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            22,575          12,091***   1,000,000       11,727     1,000,000
      2            46,279          30,919***   1,000,000       30,151     1,000,000
      3            71,168          50,812      1,000,000       49,598     1,000,000
      4            97,301          71,737      1,000,000       70,028     1,000,000
      5           124,741          93,643      1,000,000       91,383     1,000,000
      6           153,553         118,222      1,000,000      115,345     1,000,000
      7           183,806         143,737      1,000,000      140,170     1,000,000
      8           215,571         178,412      1,000,000      165,644     1,000,000
      9           248,925         216,474      1,000,000      191,489     1,000,000
     10           283,946         258,229      1,000,000      217,393     1,000,000
     11           320,718         306,799      1,000,000      245,176     1,000,000
     12           359,329         360,386      1,000,000      272,793     1,000,000
     13           399,871         419,485      1,000,000      300,025     1,000,000
     14           442,439         484,607      1,000,000      326,642     1,000,000
     15           487,136         556,543      1,000,000      352,340     1,000,000
     16           534,068         635,594      1,000,000      376,689     1,000,000
     17           583,346         722,891      1,000,000      399,100     1,000,000
     18           635,089         819,948      1,057,673      418,793     1,000,000
     19           689,418         926,790      1,173,156      434,828     1,000,000
     20           746,464       1,044,229      1,298,943      446,094     1,000,000
     25         1,004,633       1,822,499      2,114,992      357,400     1,000,000
     30         1,406,935       3,053,019      3,345,743           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $13,918.50 IN POLICY YEAR 1 AND $30,919.00 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $21,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            22,575          11,405***   1,000,000       11,051     1,000,000
      2            46,279          28,481***   1,000,000       27,757     1,000,000
      3            71,168          45,444      1,000,000       44,333     1,000,000
      4            97,301          62,141      1,000,000       60,623     1,000,000
      5           124,741          78,388      1,000,000       76,441     1,000,000
      6           153,553          95,659      1,000,000       93,259     1,000,000
      7           183,806         112,024      1,000,000      109,141     1,000,000
      8           215,571         135,613      1,000,000      123,685     1,000,000
      9           248,925         160,011      1,000,000      136,391     1,000,000
     10           283,946         185,193      1,000,000      146,686     1,000,000
     11           320,718         213,309      1,000,000      155,665     1,000,000
     12           359,329         242,397      1,000,000      161,056     1,000,000
     13           399,871         272,371      1,000,000      162,087     1,000,000
     14           442,439         303,046      1,000,000      157,820     1,000,000
     15           487,136         334,429      1,000,000      147,022     1,000,000
     16           534,068         365,527      1,000,000      128,010     1,000,000
     17           583,346         396,044      1,000,000       98,492     1,000,000
     18           635,089         426,189      1,000,000       55,384     1,000,000
     19           689,418         456,183      1,000,000           --            --
     20           746,464         486,258      1,000,000           --            --
     25         1,004,633         628,972      1,000,000           --            --
     30         1,406,935         781,318      1,000,000           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $13,232.50 IN POLICY YEAR 1 AND $28,481.00 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $21,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            22,575          10,719***   1,000,000       10,377     1,000,000
      2            46,279          26,126***   1,000,000       25,446     1,000,000
      3            71,168          40,451      1,000,000       39,437     1,000,000
      4            97,301          53,558      1,000,000       52,213     1,000,000
      5           124,741          65,286      1,000,000       63,612     1,000,000
      6           153,553          77,062      1,000,000       75,059     1,000,000
      7           183,806          86,959      1,000,000       84,627     1,000,000
      8           215,571         103,147      1,000,000       91,949     1,000,000
      9           248,925         118,841      1,000,000       96,569     1,000,000
     10           283,946         133,976      1,000,000       97,966     1,000,000
     11           320,718         150,242      1,000,000       97,002     1,000,000
     12           359,329         165,851      1,000,000       91,627     1,000,000
     13           399,871         180,638      1,000,000       81,146     1,000,000
     14           442,439         194,317      1,000,000       64,731     1,000,000
     15           487,136         206,797      1,000,000       41,283     1,000,000
     16           534,068         216,795      1,000,000        9,279     1,000,000
     17           583,346         223,785      1,000,000           --            --
     18           635,089         226,911      1,000,000           --            --
     19           689,418         226,650      1,000,000           --            --
     20           746,464         223,137      1,000,000           --            --
     25         1,004,633         113,345      1,000,000           --            --
     30         1,406,935              --             --           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $12,546.50 IN POLICY YEAR 1 AND $26,126.00 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                              50
--------------------------------------------------------------------------------

 Separate Account Variable Life Two

Hartford Life and Annuity Insurance Company
Statement of Assets and Liabilities
March 31, 1998 (Unaudited)

                                                            MONEY
                             BOND FUND     STOCK FUND    MARKET FUND   ADVISERS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------   -----------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares        261,165
    Cost        $ 271,731
    Market Value:........    $  278,336        --            --            --
  Hartford Stock Fund,
   Inc.
    Shares        115,643
    Cost        $ 607,618
    Market Value:........       --         $  658,778        --            --
  HVA Money Market Fund,
   Inc.
    Shares      1,006,829
    Cost       $1,006,829
    Market Value:........       --             --        $1,006,829        --
  Hartford Advisers Fund,
   Inc.
    Shares        152,325
    Cost        $ 385,616
    Market Value:........       --             --            --         $  410,969
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares        127,461
    Cost        $ 568,039
    Market Value:........       --             --            --            --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares         20,792
    Cost        $  22,753
    Market Value:........       --             --            --            --
  Hartford Index Fund,
   Inc.
    Shares        243,708
    Cost        $ 715,967
    Market Value:........       --             --            --            --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares        281,018
    Cost        $ 380,759
    Market Value:........       --             --            --            --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares        198,410
    Cost        $ 394,977
    Market Value:........       --             --            --            --
  Fidelity VIP Equity
   Income Fund
    Shares          9,095
    Cost        $ 217,576
    Market Value:........       --             --            --            --
  Fidelity VIP Overseas
   Fund
    Shares          5,930
    Cost        $ 118,286
    Market Value:........       --             --            --            --
  Fidelity VIP II Asset
   Manager Fund
    Shares         12,564
    Cost        $ 220,520
    Market Value:........       --             --            --            --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....           397         1,196        --            --
  Receivable from fund
   shares sold...........       --             --            27,736        --
                           -------------   -----------   -----------   -------------
  Total Assets...........       278,733       659,974     1,034,565        410,969
                           -------------   -----------   -----------   -------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....       --             --            27,737              5
  Payable for fund shares
   purchased.............           404         1,191        --            --
                           -------------   -----------   -----------   -------------
  Total Liabilities......           404         1,191        27,737              5
                           -------------   -----------   -----------   -------------
  Net Assets (variable
   life contract
   liabilities)..........    $  278,329    $  658,783    $1,006,828     $  410,964
                           -------------   -----------   -----------   -------------
                           -------------   -----------   -----------   -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              51
--------------------------------------------------------------------------------

                                                                                                                   FIDELITY VIP
                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND      EQUITY
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND    INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares        261,165
    Cost        $ 271,731
    Market Value:........       --                  --               --              --                 --             --
  Hartford Stock Fund,
   Inc.
    Shares        115,643
    Cost        $ 607,618
    Market Value:........       --                  --               --              --                 --             --
  HVA Money Market Fund,
   Inc.
    Shares      1,006,829
    Cost       $1,006,829
    Market Value:........       --                  --               --              --                 --             --
  Hartford Advisers Fund,
   Inc.
    Shares        152,325
    Cost        $ 385,616
    Market Value:........       --                  --               --              --                 --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares        127,461
    Cost        $ 568,039
    Market Value:........     $  595,356            --               --              --                 --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares         20,792
    Cost        $  22,753
    Market Value:........       --               $   22,724          --              --                 --             --
  Hartford Index Fund,
   Inc.
    Shares        243,708
    Cost        $ 715,967
    Market Value:........       --                  --           $  779,286          --                 --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares        281,018
    Cost        $ 380,759
    Market Value:........       --                  --               --            $  385,524           --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares        198,410
    Cost        $ 394,977
    Market Value:........       --                  --               --              --              $  417,430        --
  Fidelity VIP Equity
   Income Fund
    Shares          9,095
    Cost        $ 217,576
    Market Value:........       --                  --               --              --                 --          $  230,115
  Fidelity VIP Overseas
   Fund
    Shares          5,930
    Cost        $ 118,286
    Market Value:........       --                  --               --              --                 --             --
  Fidelity VIP II Asset
   Manager Fund
    Shares         12,564
    Cost        $ 220,520
    Market Value:........       --                  --               --              --                 --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....          1,116            --               36,039               995               803        --
  Receivable from fund
   shares sold...........       --                  --               --              --                 --             --
                                --------            -------      -----------         --------       ------------   ------------
  Total Assets...........        596,472             22,724         815,325           386,519           418,233        230,115
                                --------            -------      -----------         --------       ------------   ------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....       --                  --               --              --                 --                   4
  Payable for fund shares
   purchased.............          1,135            --               36,067               995               803        --
                                --------            -------      -----------         --------       ------------   ------------
  Total Liabilities......          1,135            --               36,067               995               803              4
                                --------            -------      -----------         --------       ------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........     $  595,337         $   22,724      $  779,258        $  385,524        $  417,430     $  230,111
                                --------            -------      -----------         --------       ------------   ------------
                                --------            -------      -----------         --------       ------------   ------------

                                          FIDELITY VIP
                           FIDELITY VIP        II
                             OVERSEAS        ASSET
                               FUND       MANAGER FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares        261,165
    Cost        $ 271,731
    Market Value:........      --             --
  Hartford Stock Fund,
   Inc.
    Shares        115,643
    Cost        $ 607,618
    Market Value:........      --             --
  HVA Money Market Fund,
   Inc.
    Shares      1,006,829
    Cost       $1,006,829
    Market Value:........      --             --
  Hartford Advisers Fund,
   Inc.
    Shares        152,325
    Cost        $ 385,616
    Market Value:........      --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares        127,461
    Cost        $ 568,039
    Market Value:........      --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares         20,792
    Cost        $  22,753
    Market Value:........      --             --
  Hartford Index Fund,
   Inc.
    Shares        243,708
    Cost        $ 715,967
    Market Value:........      --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares        281,018
    Cost        $ 380,759
    Market Value:........      --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares        198,410
    Cost        $ 394,977
    Market Value:........      --             --
  Fidelity VIP Equity
   Income Fund
    Shares          9,095
    Cost        $ 217,576
    Market Value:........      --             --
  Fidelity VIP Overseas
   Fund
    Shares          5,930
    Cost        $ 118,286
    Market Value:........   $  120,255        --
  Fidelity VIP II Asset
   Manager Fund
    Shares         12,564
    Cost        $ 220,520
    Market Value:........      --          $  213,957
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      --             --
  Receivable from fund
   shares sold...........      --             --
                           ------------   ------------
  Total Assets...........      120,255        213,957
                           ------------   ------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....           12        --
  Payable for fund shares
   purchased.............      --             --
                           ------------   ------------
  Total Liabilities......           12        --
                           ------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........   $  120,243     $  213,957
                           ------------   ------------
                           ------------   ------------

                                                                              52
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                            MONEY
                             BOND FUND     STOCK FUND    MARKET FUND   ADVISERS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............      $  694        $   170       $19,396        $   186
                               ------      -----------   -----------   -------------
    Net investment
     income..............         694            170        19,396            186
                               ------      -----------   -----------   -------------
CAPITAL GAINS INCOME.....      --             18,418            10         11,531
                               ------      -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           7              1        --                (18)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,878         48,353        --             22,427
  Net gain (losses) on
   investments...........       3,885         48,354        --             22,409
                               ------      -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $4,579        $66,942       $19,406        $34,126
                               ------      -----------   -----------   -------------
                               ------      -----------   -----------   -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              53
--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............       $    96            $   141         $   439          $   160           $   435
                                -------             ------       -----------        -------         ------------
    Net investment
     income..............            96                141             439              160               435
                                -------             ------       -----------        -------         ------------
CAPITAL GAINS INCOME.....        30,576            --               12,992           17,744             8,141
                                -------             ------       -----------        -------         ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (7)              (124)          1,358               (1)                3
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        29,099              1,078          59,212           13,778            18,462
  Net gain (losses) on
   investments...........        29,092                954          60,570           13,777            18,465
                                -------             ------       -----------        -------         ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $59,764            $ 1,095         $74,001          $31,681           $27,041
                                -------             ------       -----------        -------         ------------
                                -------             ------       -----------        -------         ------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
INVESTMENT INCOME:
  Dividends..............       $ 1,864            $  540            $ 5,839
                                -------            ------            -------
    Net investment
     income..............         1,864               540              5,839
                                -------            ------            -------
CAPITAL GAINS INCOME.....         6,635             1,592             17,517
                                -------            ------            -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            89                21                 33
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         8,406             2,604             (8,435)
  Net gain (losses) on
   investments...........         8,495             2,625             (8,402)
                                -------            ------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $16,994            $4,757            $14,954
                                -------            ------            -------
                                -------            ------            -------

                                                                              54
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE THREE MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                           MONEY
                            BOND FUND    STOCK FUND     MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $      694    $      170     $      19,396   $      186
  Capital gains income...      --            18,418                10       11,531
  Net realized gain
   (loss) on security
   transactions..........           7             1          --                (18)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,878        48,353          --             22,427
                           -----------   -----------   --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,579        66,942            19,406       34,126
                           -----------   -----------   --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............       5,646        49,535         1,886,192       16,339
  Net transfers..........      29,624       319,478        (2,267,501)      66,654
  Surrenders.............      (2,354)       (6,255)          (37,066)      (3,101)
  Cost of Insurance......      (6,115)       (3,065)          (32,535)      (1,245)
                           -----------   -----------   --------------  -------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....      26,801       359,693          (450,910)      78,647
                           -----------   -----------   --------------  -------------
  Total increase
   (decrease) in net
   assets................      31,380       426,635          (431,504)     112,773
NET ASSETS:
  Beginning of period....     246,949       232,148         1,438,332      298,191
                           -----------   -----------   --------------  -------------
  End of period..........  $  278,329    $  658,783     $   1,006,828   $  410,964
                           -----------   -----------   --------------  -------------
                           -----------   -----------   --------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                           MONEY
                            BOND FUND    STOCK FUND     MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ----------    ----------      -----------   ------------
OPERATIONS:
  Net investment income
   (loss)................  $   10,020    $    1,517     $      22,396   $    4,523
  Capital gains income...      --               113                 1        1,075
  Net realized gain
   (loss) on security
   transactions..........         281           287          --                 (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,212         2,743          --              3,056
                           -----------   -----------   --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      13,513         4,660            22,397        8,651
                           -----------   -----------   --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............      16,327         9,295         4,374,149       16,165
  Net transfers..........     161,663       224,575        (2,888,312)     256,828
  Surrenders.............      (4,558)       (6,421)          (61,718)      (2,671)
  Cost of insurance......      (4,584)       (1,028)          (55,698)        (811)
                           -----------   -----------   --------------  -------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....     168,848       226,421         1,368,421      269,511
                           -----------   -----------   --------------  -------------
  Total increase
   (decrease) in net
   assets................     182,361       231,081         1,390,818      278,162
NET ASSETS:
  Beginning of period....      64,588         1,067            47,514       20,029
                           -----------   -----------   --------------  -------------
  End of period..........  $  246,949    $  232,148     $   1,438,332   $  298,191
                           -----------   -----------   --------------  -------------
                           -----------   -----------   --------------  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              55
--------------------------------------------------------------------------------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $       96        $       141    $      439       $      160       $     435
  Capital gains income...        30,576           --              12,992           17,744           8,141
  Net realized gain
   (loss) on security
   transactions..........            (7)              (124)        1,358               (1)              3
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        29,099              1,078        59,212           13,778          18,462
                               --------      ---------------  -----------        --------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        59,764              1,095        74,001           31,681          27,041
                               --------      ---------------  -----------        --------      ------------
UNIT TRANSACTIONS:
  Purchases..............        67,839                802        74,246           13,120          25,567
  Net transfers..........       219,688            (53,342)      266,350          200,643         248,967
  Surrenders.............        (6,629)              (377)       (5,027)          (2,627)         (3,108)
  Cost of Insurance......        (5,103)            (2,572)       (5,542)          (4,540)         (3,563)
                               --------      ---------------  -----------        --------      ------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....       275,795            (55,489)      330,027          206,596         267,863
                               --------      ---------------  -----------        --------      ------------
  Total increase
   (decrease) in net
   assets................       335,559            (54,394)      404,028          238,277         294,904
NET ASSETS:
  Beginning of period....       259,778             77,118       375,230          147,247         122,526
                               --------      ---------------  -----------        --------      ------------
  End of period..........    $  595,337        $    22,724    $  779,258       $  385,524       $ 417,430
                               --------      ---------------  -----------        --------      ------------
                               --------      ---------------  -----------        --------      ------------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------    -------------   ----------   -----------------   -----------
OPERATIONS:
  Net investment income
   (loss)................    $      817        $     2,894    $    3,998       $    1,213       $   1,121
  Capital gains income...           385           --                 574            2,408              30
  Net realized gain
   (loss) on security
   transactions..........         2,118                 25           911            1,535              12
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,824)            (1,118)        4,041           (9,304)          3,930
                               --------      ---------------  -----------        --------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         1,496              1,801         9,524           (4,148)          5,093
                               --------      ---------------  -----------        --------      ------------
UNIT TRANSACTIONS:
  Purchases..............        16,079              1,604        28,684           16,294          11,377
  Net transfers..........       253,669             76,343       352,567          125,494         109,235
  Surrenders.............        (7,630)              (883)       (9,226)          (6,183)         (2,933)
  Cost of insurance......        (4,880)            (2,772)       (7,390)          (4,631)         (1,314)
                               --------      ---------------  -----------        --------      ------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....       257,238             74,292       364,635          130,974         116,365
                               --------      ---------------  -----------        --------      ------------
  Total increase
   (decrease) in net
   assets................       258,734             76,093       374,159          126,826         121,458
NET ASSETS:
  Beginning of period....         1,044              1,025         1,071           20,421           1,068
                               --------      ---------------  -----------        --------      ------------
  End of period..........    $  259,778        $    77,118    $  375,230       $  147,247       $ 122,526
                               --------      ---------------  -----------        --------      ------------
                               --------      ---------------  -----------        --------      ------------

                           FIDELITY VIP                    FIDELITY VIP II
                              EQUITY      FIDELITY VIP      ASSET MANAGER
                           INCOME FUND    OVERSEAS FUND         FUND
                           SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   -------------   -----------------
OPERATIONS:
  Net investment income
   (loss)................   $    1,864       $   540         $    5,839
  Capital gains income...        6,635         1,592             17,517
  Net realized gain
   (loss) on security
   transactions..........           89            21                 33
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        8,406         2,604             (8,435)
                           ------------   -------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       16,994         4,757             14,954
                           ------------   -------------        --------
UNIT TRANSACTIONS:
  Purchases..............       26,318         2,881              3,427
  Net transfers..........      131,276        92,870             20,998
  Surrenders.............       (2,548)         (274)            (2,017)
  Cost of Insurance......         (925)       (1,463)              (682)
                           ------------   -------------        --------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....      154,121        94,014             21,726
                           ------------   -------------        --------
  Total increase
   (decrease) in net
   assets................      171,115        98,771             36,680
NET ASSETS:
  Beginning of period....       58,996        21,472            177,277
                           ------------   -------------        --------
  End of period..........   $  230,111       $120,243        $  213,957
                           ------------   -------------        --------
                           ------------   -------------        --------
                           FIDELITY VIP                    FIDELITY VIP II
                              EQUITY      FIDELITY VIP      ASSET MANAGER
                           INCOME FUND    OVERSEAS FUND         FUND
                           SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------    -------------   ----------   -----------------   ----
                           ------------   -------------   -----------------
OPERATIONS:
  Net investment income
   (loss)................   $       18       $    38         $       37
  Capital gains income...           91           150                 92
  Net realized gain
   (loss) on security
   transactions..........          782            (6)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        4,077          (679)             1,822
                           ------------   -------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        4,968          (497)             1,951
                           ------------   -------------        --------
UNIT TRANSACTIONS:
  Purchases..............        2,252         1,594             10,283
  Net transfers..........       54,175        22,728            165,107
  Surrenders.............       (2,747)       (1,120)              (735)
  Cost of insurance......         (708)       (2,277)              (379)
                           ------------   -------------        --------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....       52,972        20,925            174,276
                           ------------   -------------        --------
  Total increase
   (decrease) in net
   assets................       57,940        20,428            176,227
NET ASSETS:
  Beginning of period....        1,056         1,044              1,050
                           ------------   -------------        --------
  End of period..........   $   58,996       $21,472         $  177,277
                           ------------   -------------        --------
                           ------------   -------------        --------

56
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Separate Account Variable Life Two and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life Two) (the Accounts) as of December 31, 1997, the related statements of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1997 and the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life Two) as of December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets for the year ended December 31, 1997 the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

                     This page is intentionally left blank

58
--------------------------------------------------------------------------------

SEPARATE ACCOUNT VARIABLE LIFE TWO
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                           MONEY
                            BOND FUND     STOCK FUND    MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ------------   ------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares        235,252
    Cost        $ 244,230
    Market Value.........  $  246,957        --             --             --
  Hartford Stock Fund,
   Inc.
    Shares         45,309
    Cost        $ 229,324
    Market Value.........      --        $   232,131        --             --
  HVA Money Market Fund,
   Inc.
    Shares      1,438,143
    Cost       $1,438,143
    Market Value.........      --            --         $ 1,438,143        --
  Hartford Advisers Fund,
   Inc.
    Shares        118,014
    Cost        $ 295,264
    Market Value.........      --            --             --          $  298,191
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares         58,913
    Cost        $ 261,570
    Market Value.........      --            --             --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares         71,157
    Cost        $  78,225
    Market Value.........      --            --             --             --
  Hartford Index Fund,
   Inc.
    Shares        130,521
    Cost        $ 371,495
    Market Value.........      --            --             --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares        113,752
    Cost        $ 156,261
    Market Value.........      --            --             --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares         62,762
    Cost        $ 118,541
    Market Value.........      --            --             --             --
  Fidelity VIP Equity
   Income Fund
    Shares          2,430
    Cost        $  54,864
    Market Value.........      --            --             --             --
  Fidelity VIP Overseas
   Fund
    Shares          1,118
    Cost        $  22,108
    Market Value.........      --            --             --             --
  Fidelity VIP II Asset
   Manager Fund
    Shares          9,843
    Cost        $ 175,403
    Market Value.........      --            --             --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      11,107             17         54,523        --
  Receivable from shares
   sold..................      --            --             --             --
                           -----------   ------------   ------------   -------------
  Total Assets...........     258,064        232,148      1,492,666        298,191
                           -----------   ------------   ------------   -------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....      --            --             --             --
  Payable for fund shares
   purchased.............      11,115        --              54,334        --
                           -----------   ------------   ------------   -------------
  Total Liabilities......      11,115        --              54,334        --
                           -----------   ------------   ------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........  $  246,949    $   232,148    $ 1,438,332     $  298,191
                           -----------   ------------   ------------   -------------
                           -----------   ------------   ------------   -------------

  Units Owned by
   Participants..........     179,809         98,743      1,161,238        153,147
  Unit Values............  $ 1.373400    $  2.351023    $  1.238620     $ 1.947093

   The accompanying notes are an integral part of these financial statements.

                                                                              59
--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares        235,252
    Cost        $ 244,230
    Market Value.........        --                 --               --              --                 --
  Hartford Stock Fund,
   Inc.
    Shares         45,309
    Cost        $ 229,324
    Market Value.........        --                 --               --              --                 --
  HVA Money Market Fund,
   Inc.
    Shares      1,438,143
    Cost       $1,438,143
    Market Value.........        --                 --               --              --                 --
  Hartford Advisers Fund,
   Inc.
    Shares        118,014
    Cost        $ 295,264
    Market Value.........        --                 --               --              --                 --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares         58,913
    Cost        $ 261,570
    Market Value.........     $   259,788           --               --              --                 --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares         71,157
    Cost        $  78,225
    Market Value.........        --              $   77,118          --              --                 --
  Hartford Index Fund,
   Inc.
    Shares        130,521
    Cost        $ 371,495
    Market Value.........        --                 --           $  375,602          --                 --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares        113,752
    Cost        $ 156,261
    Market Value.........        --                 --               --            $  147,248           --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares         62,762
    Cost        $ 118,541
    Market Value.........        --                 --               --              --              $  122,532
  Fidelity VIP Equity
   Income Fund
    Shares          2,430
    Cost        $  54,864
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP Overseas
   Fund
    Shares          1,118
    Cost        $  22,108
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP II Asset
   Manager Fund
    Shares          9,843
    Cost        $ 175,403
    Market Value.........        --                 --               --              --                 --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....          11,210           --               --                 5,595            11,186
  Receivable from shares
   sold..................        --                 --              115,954          --                 --
                           -----------------   ---------------   -----------       ----------       ------------
  Total Assets...........         270,998            77,118         491,556           152,843           133,718
                           -----------------   ---------------   -----------       ----------       ------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....        --                 --              116,326          --                 --
  Payable for fund shares
   purchased.............          11,220           --               --                 5,596            11,192
                           -----------------   ---------------   -----------       ----------       ------------
  Total Liabilities......          11,220           --              116,326             5,596            11,192
                           -----------------   ---------------   -----------       ----------       ------------
  Net Assets (variable
   life contract
   liabilities)..........     $   259,778        $   77,118      $  375,230        $  147,247        $  122,526
                           -----------------   ---------------   -----------       ----------       ------------
                           -----------------   ---------------   -----------       ----------       ------------

  Units Owned by
   Participants..........         121,620            57,150         161,530            98,062            61,304
  Unit Values............     $  2.135978        $ 1.349414      $ 2.322979        $ 1.501562        $ 1.998682

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                             EQUITY INCOME        OVERSEAS        ASSET MANAGER
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares        235,252
    Cost        $ 244,230
    Market Value.........        --                 --               --
  Hartford Stock Fund,
   Inc.
    Shares         45,309
    Cost        $ 229,324
    Market Value.........        --                 --               --
  HVA Money Market Fund,
   Inc.
    Shares      1,438,143
    Cost       $1,438,143
    Market Value.........        --                 --               --
  Hartford Advisers Fund,
   Inc.
    Shares        118,014
    Cost        $ 295,264
    Market Value.........        --                 --               --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares         58,913
    Cost        $ 261,570
    Market Value.........        --                 --               --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares         71,157
    Cost        $  78,225
    Market Value.........        --                 --               --
  Hartford Index Fund,
   Inc.
    Shares        130,521
    Cost        $ 371,495
    Market Value.........        --                 --               --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares        113,752
    Cost        $ 156,261
    Market Value.........        --                 --               --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares         62,762
    Cost        $ 118,541
    Market Value.........        --                 --               --
  Fidelity VIP Equity
   Income Fund
    Shares          2,430
    Cost        $  54,864
    Market Value.........      $   58,998           --               --
  Fidelity VIP Overseas
   Fund
    Shares          1,118
    Cost        $  22,108
    Market Value.........        --               $  21,473          --
  Fidelity VIP II Asset
   Manager Fund
    Shares          9,843
    Cost        $ 175,403
    Market Value.........        --                 --              $ 177,276
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....        --                 --                      1
  Receivable from shares
   sold..................        --                 --               --
                               ----------       -------------      ----------
  Total Assets...........          58,998            21,473           177,277
                               ----------       -------------      ----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....               2                 1          --
  Payable for fund shares
   purchased.............        --                 --               --
                               ----------       -------------      ----------
  Total Liabilities......               2                 1          --
                               ----------       -------------      ----------
  Net Assets (variable
   life contract
   liabilities)..........      $   58,996         $  21,472         $ 177,277
                               ----------       -------------      ----------
                               ----------       -------------      ----------
  Units Owned by
   Participants..........          33,612            15,833           116,456
  Unit Values............      $ 1.755189         $1.356104         $1.522265

60
--------------------------------------------------------------------------------

SEPARATE ACCOUNT VARIABLE LIFE TWO
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............    $10,020       $1,517        $22,397        $4,523
                           -----------   -----------   -----------      ------
    Net investment
     income..............     10,020        1,517         22,397         4,523
                           -----------   -----------   -----------      ------
CAPITAL GAINS INCOME.....     --              113         --             1,075
                           -----------   -----------   -----------      ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        281          287         --                (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      3,212        2,743         --             3,056
    Net gain (loss) on
     investments.........      3,493        3,030         --             3,053
                           -----------   -----------   -----------      ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $13,513       $4,660        $22,397        $8,651
                           -----------   -----------   -----------      ------
                           -----------   -----------   -----------      ------

   The accompanying notes are an integral part of these financial statements.

                                                                              61
--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............       $   817            $ 2,894         $3,998           $ 1,213            $1,121
                                -------            -------       -----------        -------            ------
    Net investment
     income..............           817              2,894          3,998             1,213             1,121
                                -------            -------       -----------        -------            ------
CAPITAL GAINS INCOME.....           385            --                 574             2,408                30
                                -------            -------       -----------        -------            ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         2,118                 25            911             1,535                12
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,824)            (1,118)         4,041            (9,304)            3,930
    Net gain (loss) on
     investments.........           294             (1,093)         4,952            (7,769)            3,942
                                -------            -------       -----------        -------            ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 1,496            $ 1,801         $9,524           $(4,148)           $5,093
                                -------            -------       -----------        -------            ------
                                -------            -------       -----------        -------            ------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                             EQUITY INCOME        OVERSEAS        ASSET MANAGER
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
INVESTMENT INCOME:
  Dividends..............        $   18             $  38             $   37
                                 ------            ------             ------
    Net investment
     income..............            18                38                 37
                                 ------            ------             ------
CAPITAL GAINS INCOME.....            91               150                 92
                                 ------            ------             ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           782                (6)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         4,077              (679)             1,822
    Net gain (loss) on
     investments.........         4,859              (685)             1,822
                                 ------            ------             ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $4,968             $(497)            $1,951
                                 ------            ------             ------
                                 ------            ------             ------

62
--------------------------------------------------------------------------------

SEPARATE ACCOUNT VARIABLE LIFE TWO
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   -----------  -------------
OPERATIONS:
  Net investment
   income................   $ 10,020      $  1,517     $    22,397    $  4,523
  Capital gains income...     --               113         --            1,075
  Net realized gain
   (loss) on security
   transactions..........        281           287         --               (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      3,212         2,743         --            3,056
                           -----------   -----------   -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     13,513         4,660          22,397       8,651
                           -----------   -----------   -----------  -------------
UNIT TRANSACTIONS:
  Purchases..............     16,326         9,295       4,374,149      16,165
  Net transfers..........    161,664       224,575      (2,888,312)    256,828
  Surrenders.............     (4,558)       (6,421)        (61,718)     (2,671)
  Cost of insurance......     (4,584)       (1,028)        (55,698)       (811)
                           -----------   -----------   -----------  -------------
  Total increase in net
   assets resulting from
   unit transactions.....    168,848       226,421       1,368,421     269,511
                           -----------   -----------   -----------  -------------
  Total increase in net
   assets................    182,361       231,081       1,390,818     278,162
NET ASSETS:
  Beginning of period....     64,588         1,067          47,514      20,029
                           -----------   -----------   -----------  -------------
  End of period..........   $246,949      $232,148     $ 1,438,332    $298,191
                           -----------   -----------   -----------  -------------
                           -----------   -----------   -----------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   -----------  -------------
OPERATIONS:
  Net investment
   income................   $    389      $      3     $       286    $     53
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       (484)           64         --             (129)
                           -----------   -----------   -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (95)           67             286         (76)
                           -----------   -----------   -----------  -------------
UNIT TRANSACTIONS:
  Purchases..............      1,000         1,000         176,110       1,000
  Net transfers..........     63,683        --            (127,365)     19,105
  Surrenders.............     --            --              (1,225)     --
  Cost of insurance......     --            --                (292)     --
                           -----------   -----------   -----------  -------------
  Net increase in net
   assets resulting from
   unit transactions.....     64,683         1,000          47,228      20,105
                           -----------   -----------   -----------  -------------
  Total increase in net
   assets................     64,588         1,067          47,514      20,029
NET ASSETS:
  Beginning of period....     --            --             --           --
                           -----------   -----------   -----------  -------------
  End of period..........   $ 64,588      $  1,067     $    47,514    $ 20,029
                           -----------   -----------   -----------  -------------
                           -----------   -----------   -----------  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              63
--------------------------------------------------------------------------------

                                CAPTIAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
OPERATIONS:
  Net investment
   income................      $    817            $ 2,894        $  3,998          $  1,213          $  1,121
  Capital gains income...           385            --                  574             2,408                30
  Net realized gain
   (loss) on security
   transactions..........         2,118                 25             911             1,535                12
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,824)            (1,118)          4,041            (9,304)            3,930
                               --------            -------       -----------        --------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         1,496              1,801           9,524            (4,148)            5,093
                               --------            -------       -----------        --------        ------------
UNIT TRANSACTIONS:
  Purchases..............        16,079              1,604          28,684            16,294            11,377
  Net transfers..........       253,669             76,343         352,567           125,494           109,235
  Surrenders.............        (7,630)              (883)         (9,226)           (6,183)           (2,933)
  Cost of insurance......        (4,880)            (2,772)         (7,390)           (4,631)           (1,314)
                               --------            -------       -----------        --------        ------------
  Total increase in net
   assets resulting from
   unit transactions.....       257,238             74,292         364,635           130,974           116,365
                               --------            -------       -----------        --------        ------------
  Total increase in net
   assets................       258,734             76,093         374,159           126,826           121,458
NET ASSETS:
  Beginning of period....         1,044              1,025           1,071            20,421             1,068
                               --------            -------       -----------        --------        ------------
  End of period..........      $259,778            $77,118        $375,230          $147,247          $122,526
                               --------            -------       -----------        --------        ------------
                               --------            -------       -----------        --------        ------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31, 1996
                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
OPERATIONS:
  Net investment
   income................      $      2            $    14        $      5          $     25          $      6
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................            42                 11              66               291                62
                               --------            -------       -----------        --------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            44                 25              71               316                68
                               --------            -------       -----------        --------        ------------
UNIT TRANSACTIONS:
  Purchases..............         1,000              1,000           1,000             1,000             1,000
  Net transfers..........       --                 --               --                19,105            --
  Surrenders.............       --                 --               --              --                  --
  Cost of insurance......       --                 --               --              --                  --
                               --------            -------       -----------        --------        ------------
  Net increase in net
   assets resulting from
   unit transactions.....         1,000              1,000           1,000            20,105             1,000
                               --------            -------       -----------        --------        ------------
  Total increase in net
   assets................         1,044              1,025           1,071            20,421             1,068
NET ASSETS:
  Beginning of period....       --                 --               --              --                  --
                               --------            -------       -----------        --------        ------------
  End of period..........      $  1,044            $ 1,025        $  1,071          $ 20,421          $  1,068
                               --------            -------       -----------        --------        ------------
                               --------            -------       -----------        --------        ------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment
   income................       $    18            $    38           $     37
  Capital gains income...            91                150                 92
  Net realized gain
   (loss) on security
   transactions..........           782                 (6)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         4,077               (679)             1,822
                                -------         -------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         4,968               (497)             1,951
                                -------         -------------        --------
UNIT TRANSACTIONS:
  Purchases..............         2,252              1,594             10,283
  Net transfers..........        54,175             22,728            165,107
  Surrenders.............        (2,747)            (1,120)              (735)
  Cost of insurance......          (708)            (2,277)              (379)
                                -------         -------------        --------
  Total increase in net
   assets resulting from
   unit transactions.....        52,972             20,925            174,276
                                -------         -------------        --------
  Total increase in net
   assets................        57,940             20,428            176,227
NET ASSETS:
  Beginning of period....         1,056              1,044              1,050
                                -------         -------------        --------
  End of period..........       $58,996            $21,472           $177,277
                                -------         -------------        --------
                                -------         -------------        --------
STATEMENT OF CHANGES IN N
FOR THE PERIOD FROM INCEP
                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment
   income................       $--                $--               $--
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................            56                 44                 50
                                -------         -------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            56                 44                 50
                                -------         -------------        --------
UNIT TRANSACTIONS:
  Purchases..............         1,000              1,000              1,000
  Net transfers..........       --                  --               --
  Surrenders.............       --                  --               --
  Cost of insurance......       --                  --               --
                                -------         -------------        --------
  Net increase in net
   assets resulting from
   unit transactions.....         1,000              1,000              1,000
                                -------         -------------        --------
  Total increase in net
   assets................         1,056              1,044              1,050
NET ASSETS:
  Beginning of period....       --                  --               --
                                -------         -------------        --------
  End of period..........       $ 1,056            $ 1,044           $  1,050
                                -------         -------------        --------
                                -------         -------------        --------

64
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE TWO
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:
    Separate Account Variable Life Two (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in the Hartford and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in the Putnam VT Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

                     This page is intentionally left blank

                                                                              66
--------------------------------------------------------------------------------

 Putnam Capital Manager Trust Separate Account Variable Life Two

Hartford Life and Annuity Insurance Company
Statement of Assets and Liabilities
March 31, 1998 (Unaudited)

                                                               GROWTH AND
                           VOYAGER FUND   GLOBAL GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   ------------------   -----------
ASSETS:
Investments:
  PCM Voyager Fund
    Shares          9,498
    Cost         $382,081
    Market Value.........    $402,149          --                 --
  PCM Global Growth Fund
    Shares         23,232
    Cost         $428,475
    Market Value.........      --              $418,873           --
  PCM Growth and Income
   Fund
    Shares         15,705
    Cost         $443,351
    Market Value.........      --              --               $434,247
  PCM Global Asset
   Allocation Fund
    Shares          7,466
    Cost         $139,282
    Market Value.........      --              --                 --
  PCM High Yield Fund
    Shares         10,630
    Cost         $145,477
    Market Value.........      --              --                 --
  PCM U.S. Government and
   High Quality Fund
    Shares         15,846
    Cost         $208,652
    Market Value.........      --              --                 --
  PCM New Opportunities
   Fund
    Shares         13,631
    Cost         $294,606
    Market Value.........      --              --                 --
  PCM Money Market Fund
    Shares          1,078
    Cost           $1,078
    Market Value.........      --              --                 --
  PCM Utilities Growth &
   Income Fund
    Shares          3,926
    Cost          $65,202
    Market Value.........      --              --                 --
  PCM Diversified Income
   Fund
    Shares          7,956
    Cost          $89,575
    Market Value.........      --              --                 --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      --                   560           --
  Receivable from fund
   shares sold                     39          --                 --
                           ------------        --------        -----------
  Total Assets...........     402,188           419,433          434,247
                           ------------        --------        -----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....          32          --                      8
  Payable for fund shares
   purchased.............      --                   607           --
                           ------------        --------        -----------
  Total Liabilities......          32               607                8
                           ------------        --------        -----------
  Net Assets (variable
   life contract
   liabilities)..........    $402,156          $418,826         $434,239
                           ------------        --------        -----------
                           ------------        --------        -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              67
--------------------------------------------------------------------------------

                            GLOBAL ASSET                        U.S. GOVERNMENT AND
                           ALLOCATION FUND   HIGH YIELD FUND   HIGH QUALITY BOND FUND   NEW OPPORTUNITIES FUND   MONEY MARKET FUND
                             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                           ---------------   ---------------   ----------------------   ----------------------   -----------------
ASSETS:
Investments:
  PCM Voyager Fund
    Shares          9,498
    Cost         $382,081
    Market Value.........      --                --                  --                       --                     --
  PCM Global Growth Fund
    Shares         23,232
    Cost         $428,475
    Market Value.........      --                --                  --                       --                     --
  PCM Growth and Income
   Fund
    Shares         15,705
    Cost         $443,351
    Market Value.........      --                --                  --                       --                     --
  PCM Global Asset
   Allocation Fund
    Shares          7,466
    Cost         $139,282
    Market Value.........     $137,223           --                  --                       --                     --
  PCM High Yield Fund
    Shares         10,630
    Cost         $145,477
    Market Value.........      --               $138,085             --                       --                     --
  PCM U.S. Government and
   High Quality Fund
    Shares         15,846
    Cost         $208,652
    Market Value.........      --                --                   $204,408                --                     --
  PCM New Opportunities
   Fund
    Shares         13,631
    Cost         $294,606
    Market Value.........      --                --                  --                        $328,501              --
  PCM Money Market Fund
    Shares          1,078
    Cost           $1,078
    Market Value.........      --                --                  --                       --                      $1,078
  PCM Utilities Growth &
   Income Fund
    Shares          3,926
    Cost          $65,202
    Market Value.........      --                --                  --                       --                     --
  PCM Diversified Income
   Fund
    Shares          7,956
    Cost          $89,575
    Market Value.........      --                --                  --                       --                     --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      --                --                        404                      641              --
  Receivable from fund
   shares sold                      17           --                  --                       --                           1
                           ---------------   ---------------          --------                 --------               ------
  Total Assets...........      137,240           138,085               204,812                  329,142                1,079
                           ---------------   ---------------          --------                 --------               ------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....            8           --                  --                       --                     --
  Payable for fund shares
   purchased.............      --                --                        404                      661              --
                           ---------------   ---------------          --------                 --------               ------
  Total Liabilities......            8           --                        404                      661              --
                           ---------------   ---------------          --------                 --------               ------
  Net Assets (variable
   life contract
   liabilities)..........     $137,232          $138,085              $204,408                 $328,481               $1,079
                           ---------------   ---------------          --------                 --------               ------
                           ---------------   ---------------          --------                 --------               ------

                           UTILITIES GROWTH AND   DIVERSIFIED
                               INCOME FUND        INCOME FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------   -----------
ASSETS:
Investments:
  PCM Voyager Fund
    Shares          9,498
    Cost         $382,081
    Market Value.........       --                   --
  PCM Global Growth Fund
    Shares         23,232
    Cost         $428,475
    Market Value.........       --                   --
  PCM Growth and Income
   Fund
    Shares         15,705
    Cost         $443,351
    Market Value.........       --                   --
  PCM Global Asset
   Allocation Fund
    Shares          7,466
    Cost         $139,282
    Market Value.........       --                   --
  PCM High Yield Fund
    Shares         10,630
    Cost         $145,477
    Market Value.........       --                   --
  PCM U.S. Government and
   High Quality Fund
    Shares         15,846
    Cost         $208,652
    Market Value.........       --                   --
  PCM New Opportunities
   Fund
    Shares         13,631
    Cost         $294,606
    Market Value.........       --                   --
  PCM Money Market Fund
    Shares          1,078
    Cost           $1,078
    Market Value.........       --                   --
  PCM Utilities Growth &
   Income Fund
    Shares          3,926
    Cost          $65,202
    Market Value.........        $65,842             --
  PCM Diversified Income
   Fund
    Shares          7,956
    Cost          $89,575
    Market Value.........       --                  $86,722
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....              1             --
  Receivable from fund
   shares sold                  --                   --
                                 -------          -----------
  Total Assets...........         65,843             86,722
                                 -------          -----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....       --                   --
  Payable for fund shares
   purchased.............       --                   --
                                 -------          -----------
  Total Liabilities......       --                   --
                                 -------          -----------
  Net Assets (variable
   life contract
   liabilities)..........        $65,843            $86,722
                                 -------          -----------
                                 -------          -----------

                                                                              68
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                            GLOBAL GROWTH     GROWTH AND
                           VOYAGER FUND         FUND          INCOME FUND
                           SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------   -----------------   -----------
INVESTMENT INCOME:
    Dividends............    $   896           $10,284         $  6,912
                           ------------        -------        -----------
    Net investment
     income..............        896            10,284            6,912
                           ------------        -------        -----------
CAPITAL GAINS INCOME.....     21,866            51,418           45,119
                           ------------        -------        -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        177                46              (72)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     11,772            (8,032)         (17,069)
    Net gain (losses) on
     investments.........     11,949            (7,986)         (17,141)
                           ------------        -------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations:...........    $34,711           $53,716         $ 34,890
                           ------------        -------        -----------
                           ------------        -------        -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              69
--------------------------------------------------------------------------------

                            GLOBAL ASSET
                             ALLOCATION                        U.S. GOVERNMENT AND
                                FUND        HIGH YIELD FUND   HIGH QUALITY BOND FUND   NEW OPPORTUNITIES FUND   MONEY MARKET FUND
                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                           --------------   ---------------   ----------------------   ----------------------   -----------------
INVESTMENT INCOME:
    Dividends............     $ 2,857           $10,447              $10,911                 -$-                      $269
                              -------           -------              -------                  -------                -----
    Net investment
     income..............       2,857            10,447               10,911                 --                        269
                              -------           -------              -------                  -------                -----
CAPITAL GAINS INCOME.....      12,271             1,639                  284                    4,296               --
                              -------           -------              -------                  -------                -----
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          14               616                  443                    1,625               --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (3,455)           (8,174)              (7,851)                  29,870               --
    Net gain (losses) on
     investments.........      (3,441)           (7,558)              (7,408)                  31,495               --
                              -------           -------              -------                  -------                -----
  Net increase (decrease)
   in net assets
   resulting from
   operations:...........     $11,687           $ 4,528              $ 3,787                  $35,791                 $269
                              -------           -------              -------                  -------                -----
                              -------           -------              -------                  -------                -----


                           UTILITIES GROWTH AND   DIVERSIFIED
                               INCOME FUND        INCOME FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------   -----------
INVESTMENT INCOME:
    Dividends............        $ 1,849            $3,629
                                 -------          -----------
    Net investment
     income..............          1,849             3,629
                                 -------          -----------
CAPITAL GAINS INCOME.....          3,187             1,541
                                 -------          -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             22                15
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (3,239)           (3,090)
    Net gain (losses) on
     investments.........         (3,217)           (3,075)
                                 -------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations:...........        $ 1,819            $2,095
                                 -------          -----------
                                 -------          -----------

                                                                              70
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE THREE MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                               GROWTH AND
                           VOYAGER FUND   GLOBAL GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   ------------------   -----------
OPERATIONS:
  Net investment income
   (loss)................    $    896          $ 10,284         $  6,912
  Capital gains income...      21,866            51,418           45,119
  Net realized gain
   (loss) on security
   transactions..........         177                46              (72)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      11,772            (8,032)         (17,069)
                           ------------        --------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      34,711            53,716           34,890
                           ------------        --------        -----------
UNIT TRANSACTIONS:
  Purchases..............      53,446            21,123           45,939
  Net transfers..........     211,367            53,562          205,346
  Surrenders.............      (2,989)           (6,852)          (4,877)
  Cost of insurance......      (3,253)           (5,067)          (2,446)
                           ------------        --------        -----------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions:....     258,571            62,766          243,962
                           ------------        --------        -----------
  Total increase
   (decrease) in net
   assets................     293,282           116,482          278,852
NET ASSETS:
  Beginning of period....     108,874           302,344          155,387
                           ------------        --------        -----------
  End of Period..........    $402,156          $418,826         $434,239
                           ------------        --------        -----------
                           ------------        --------        -----------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                               GROWTH AND
                           VOYAGER FUND   GLOBAL GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   ------------------   -----------
OPERATIONS:
  Net investment income
   (loss)................    $     16          $    420         $    622
  Capital gains income...         355               452            1,514
  Net realized gain
   (loss) on security
   transactions..........       3,074             1,118              314
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       8,319            (1,615)           7,951
                           ------------        --------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      11,764               375           10,401
                           ------------        --------        -----------
UNIT TRANSACTIONS:
  Purchases..............      10,861            13,967            7,475
  Net transfers..........      92,223           302,978          119,617
  Surrenders.............      (4,146)          (10,646)          (6,077)
  Cost of insurance......      (2,805)           (5,376)          (2,516)
                           ------------        --------        -----------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions:....      96,133           300,923          118,499
                           ------------        --------        -----------
  Total increase
   (decrease) in net
   assets................     107,897           301,298          128,900
NET ASSETS:
  Beginning of period....         977             1,046           26,487
                           ------------        --------        -----------
  End of Period..........    $108,874          $302,344         $155,387
                           ------------        --------        -----------
                           ------------        --------        -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              71
--------------------------------------------------------------------------------

                            GLOBAL ASSET                        U.S. GOVERNMENT AND
                           ALLOCATION FUND   HIGH YIELD FUND   HIGH QUALITY BOND FUND   NEW OPPORTUNITIES FUND   MONEY MARKET FUND
                             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                           ---------------   ---------------   ----------------------   ----------------------   -----------------
OPERATIONS:
  Net investment income
   (loss)................     $  2,857          $ 10,447              $ 10,911                -$-                     $   269
  Capital gains income...       12,271             1,639                   284                    4,296               --
  Net realized gain
   (loss) on security
   transactions..........           14               616                   443                    1,625               --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (3,455)           (8,174)               (7,851)                  29,870               --
                           ---------------   ---------------          --------                 --------               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       11,687             4,528                 3,787                   35,791                   269
                           ---------------   ---------------          --------                 --------               -------
UNIT TRANSACTIONS:
  Purchases..............        3,225             4,052                 7,526                   53,016               --
  Net transfers..........       85,263            89,174               (24,393)                  75,017                (6,390)
  Surrenders.............       (1,058)           (6,171)               (2,603)                  (4,485)               (1,072)
  Cost of insurance......         (693)             (500)               (3,000)                  (3,127)                  (58)
                           ---------------   ---------------          --------                 --------               -------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions:....       86,737            86,555               (22,470)                 120,421                (7,520)
                           ---------------   ---------------          --------                 --------               -------
  Total increase
   (decrease) in net
   assets................       98,424            91,083               (18,683)                 156,212                (7,251)
NET ASSETS:
  Beginning of period....       38,808            47,002               223,091                  172,269                 8,330
                           ---------------   ---------------          --------                 --------               -------
  End of Period..........     $137,232          $138,085              $204,408                 $328,481               $ 1,079
                           ---------------   ---------------          --------                 --------               -------
                           ---------------   ---------------          --------                 --------               -------

                            GLOBAL ASSET                        U.S. GOVERNMENT AND
                           ALLOCATION FUND   HIGH YIELD FUND   HIGH QUALITY BOND FUND   NEW OPPORTUNITIES FUND   MONEY MARKET FUND
                             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                            --------------    --------------   ----------------------   ----------------------   -----------------
OPERATIONS:
  Net investment income
   (loss)................     $     88          $    154              $    756                -$-                     $   424
  Capital gains income...          150                18             --                       --                      --
  Net realized gain
   (loss) on security
   transactions..........          109                 5                   387                   (1,905)              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        1,348               757                 3,578                    4,088               --
                           ---------------   ---------------          --------                 --------               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,695               934                 4,721                    2,183                   424
                           ---------------   ---------------          --------                 --------               -------
UNIT TRANSACTIONS:
  Purchases..............        3,230             1,594                10,535                   13,204               --
  Net transfers..........       35,538            44,780               214,693                  164,787                10,765
  Surrenders.............       (1,812)           (1,070)               (4,108)                  (4,674)               (2,441)
  Cost of insurance......         (890)             (261)               (3,779)                  (4,168)               (1,430)
                           ---------------   ---------------          --------                 --------               -------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions:....       36,066            45,043               217,341                  169,149                 6,894
                           ---------------   ---------------          --------                 --------               -------
  Total increase
   (decrease) in net
   assets................       37,761            45,977               222,062                  171,332                 7,318
NET ASSETS:
  Beginning of period....        1,047             1,025                 1,029                      937                 1,012
                           ---------------   ---------------          --------                 --------               -------
  End of Period..........     $ 38,808          $ 47,002              $223,091                 $172,269               $ 8,330
                           ---------------   ---------------          --------                 --------               -------
                           ---------------   ---------------          --------                 --------               -------

                           UTILITIES GROWTH AND   DIVERSIFIED
                               INCOME FUND        INCOME FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------   -----------
OPERATIONS:
  Net investment income
   (loss)................        $ 1,849            $ 3,629
  Capital gains income...          3,187              1,541
  Net realized gain
   (loss) on security
   transactions..........             22                 15
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (3,239)            (3,090)
                                 -------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          1,819              2,095
                                 -------          -----------
UNIT TRANSACTIONS:
  Purchases..............          3,289                674
  Net transfers..........         35,349             --
  Surrenders.............           (390)              (568)
  Cost of insurance......            (55)              (474)
                                 -------          -----------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions:....         38,193               (368)
                                 -------          -----------
  Total increase
   (decrease) in net
   assets................         40,012              1,727
NET ASSETS:
  Beginning of period....         25,831             84,995
                                 -------          -----------
  End of Period..........        $65,843            $86,722
                                 -------          -----------
                                 -------          -----------
                           UTILITIES GROWTH AND   DIVERSIFIED
                               INCOME FUND        INCOME FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                            --------------    --------------   ---------
                             ------------------   -----------
OPERATIONS:
  Net investment income
   (loss)................        $    40            $    57
  Capital gains income...             54                  9
  Net realized gain
   (loss) on security
   transactions..........             25                  3
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          3,805                207
                                 -------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          3,924                276
                                 -------          -----------
UNIT TRANSACTIONS:
  Purchases..............          1,604              4,114
  Net transfers..........         20,012             80,535
  Surrenders.............           (711)              (505)
  Cost of insurance......            (71)              (455)
                                 -------          -----------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions:....         20,834             83,689
                                 -------          -----------
  Total increase
   (decrease) in net
   assets................         24,758             83,965
NET ASSETS:
  Beginning of period....          1,073              1,030
                                 -------          -----------
  End of Period..........        $25,831            $84,995
                                 -------          -----------
                                 -------          -----------

72
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Putnam Capital Manager Trust Separate Account Variable Life Two and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two) (the Account) as of December 31, 1997, and the related statements of operations for the years then ended and statements of changes in net assets for the year ended December 31, 1997 and the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two) as of December 31, 1997, the results of its operations for the years then ended and the changes in its net assets for the year ended December 31, 1997 and the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                    ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 16, 1998

                     This page is intentionally left blank

74
--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL       GROWTH AND
                            INCOME FUND       FUND       GROWTH FUND    INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------   -----------   -------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares          7,515
    Cost          $84,758
    Market Value.........    $   84,995        --            --            --
  Putnam VT Global Asset
   Allocation Fund
    Shares          2,068
    Cost          $37,404
    Market Value.........       --         $   38,799        --            --
  Putnam VT Global Growth
   Fund
    Shares         16,488
    Cost         $303,958
    Market Value.........       --             --        $  302,389        --
  Putnam VT Growth and
   Income Fund
    Shares          5,487
    Cost         $147,425
    Market Value.........       --             --            --         $  155,390
  Putnam VT High Yield
   Fund
    Shares          3,451
    Cost          $46,220
    Market Value.........       --             --            --            --
  Putnam VT Money Market
   Fund
    Shares          8,329
    Cost           $8,329
    Market Value.........       --             --            --            --
  Putnam VT New
   Opportunities Fund
    Shares          8,115
    Cost         $168,253
    Market Value.........       --             --            --            --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares         16,624
    Cost         $219,484
    Market Value.........       --             --            --            --
  Putnam VT Utilities
   Growth and Income Fund
    Shares          1,507
    Cost          $21,952
    Market Value.........       --             --            --            --
  Putnam VT Voyager Fund
    Shares          2,790
    Cost         $100,737
    Market Value.........       --             --            --            --
  Due from ITT Hartford
   Life & Annuity
   Insurance Company.....       --                  9        16,628        --
  Receivable from fund
   shares sold...........       --             --            --            --
                           -------------   -----------   -----------   -------------
  Total Assets...........        84,995        38,808       319,017        155,390
                           -------------   -----------   -----------   -------------
LIABILITIES:
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....       --             --            --                  3
  Payable for fund shares
   purchased.............       --             --            16,673        --
                           -------------   -----------   -----------   -------------
  Total Liabilities......       --             --            16,673              3
                           -------------   -----------   -----------   -------------
  Net Assets (variable
   life contract
   liabilities)..........    $   84,995    $   38,808    $  302,344     $  155,387
                           -------------   -----------   -----------   -------------
                           -------------   -----------   -----------   -------------
Variable life contracts
Individual Sub-Accounts:
  Units Owned by
   Participants..........         6,561         2,119        16,635          7,028
  Unit Price.............    $12.954542    $18.314650    $18.175599     $22.109731
  Contract Liability.....    $   84,995    $   38,808    $  302,344     $  155,387

   The accompanying notes are an integral part of these financial statements.

                                                                              75
--------------------------------------------------------------------------------

                                                                                U.S. GOVERNMENT
                                                                     NEW              AND            UTILITIES
                                 HIGH               MONEY        OPPORTUNITIES    HIGH QUALITY       GROWTH AND
                              YIELD FUND         MARKET FUND     FUND              BOND FUND        INCOME FUND    VOYAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares          7,515
    Cost          $84,758
    Market Value.........       --                  --               --              --                 --             --
  Putnam VT Global Asset
   Allocation Fund
    Shares          2,068
    Cost          $37,404
    Market Value.........       --                  --               --              --                 --             --
  Putnam VT Global Growth
   Fund
    Shares         16,488
    Cost         $303,958
    Market Value.........       --                  --               --              --                 --             --
  Putnam VT Growth and
   Income Fund
    Shares          5,487
    Cost         $147,425
    Market Value.........       --                  --               --              --                 --             --
  Putnam VT High Yield
   Fund
    Shares          3,451
    Cost          $46,220
    Market Value.........     $   47,002            --               --              --                 --             --
  Putnam VT Money Market
   Fund
    Shares          8,329
    Cost           $8,329
    Market Value.........       --               $    8,329          --              --                 --             --
  Putnam VT New
   Opportunities Fund
    Shares          8,115
    Cost         $168,253
    Market Value.........       --                  --           $  172,278          --                 --             --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares         16,624
    Cost         $219,484
    Market Value.........       --                  --               --            $  223,091           --             --
  Putnam VT Utilities
   Growth and Income Fund
    Shares          1,507
    Cost          $21,952
    Market Value.........       --                  --               --              --              $   25,830        --
  Putnam VT Voyager Fund
    Shares          2,790
    Cost         $100,737
    Market Value.........       --                  --               --              --                 --          $  109,033
  Due from ITT Hartford
   Life & Annuity
   Insurance Company.....       --                  --               --                22,231                 1        --
  Receivable from fund
   shares sold...........       --                        1          --              --                 --              10,359
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
  Total Assets...........         47,002              8,330         172,278           245,322            25,831        119,392
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
LIABILITIES:
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....       --                  --                    9          --                 --              10,518
  Payable for fund shares
   purchased.............       --                  --               --                22,231           --             --
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
  Total Liabilities......       --                  --                    9            22,231           --              10,518
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........     $   47,002         $    8,330      $  172,269        $  223,091        $   25,831     $  108,874
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
Variable life contracts
Individual Sub-Accounts:
  Units Owned by
   Participants..........          2,841              6,765           9,421            16,422             1,372          4,695
  Unit Price.............     $16.545266         $ 1.231375      $18.284859        $13.584990        $18.827631     $23.187025
  Contract Liability.....     $   47,002         $    8,330      $  172,269        $  223,091        $   25,831     $  108,874

76
--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                           DIVERSIFIED    GLOBAL ASSET       GLOBAL      GROWTH AND
                           INCOME FUND   ALLOCATION FUND   GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   ---------------   -----------   -----------
INVESTMENT INCOME:
  Dividends..............     $ 57           $   88          $   420       $   622
                             -----           ------        -----------   -----------
CAPITAL GAINS INCOME.....        9              150              452         1,514
                             -----           ------        -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        3              109            1,118           314
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      207            1,348           (1,615)        7,951
                             -----           ------        -----------   -----------
    Net gain (loss) on
     investments.........      210            1,457             (497)        8,265
                             -----           ------        -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $276           $1,695          $   375       $10,401
                             -----           ------        -----------   -----------
                             -----           ------        -----------   -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              77
--------------------------------------------------------------------------------

                                                                            U.S. GOVERNMENT AND    UTILITIES
                              HIGH          MONEY             NEW              HIGH QUALITY       GROWTH AND
                           YIELD FUND    MARKET FUND   OPPORTUNITIES FUND        BOND FUND        INCOME FUND   VOYAGER FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   ------------------   -------------------   -----------   ------------
INVESTMENT INCOME:
  Dividends..............     $154          $424            $--                   $  756            $   40        $    16
                             -----         -----            -------               ------          -----------   ------------
CAPITAL GAINS INCOME.....       18         --               --                   --                     54            355
                             -----         -----            -------               ------          -----------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        5         --                (1,905)                 387                25          3,074
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      757         --                 4,088                3,578             3,805          8,319
                             -----         -----            -------               ------          -----------   ------------
    Net gain (loss) on
     investments.........      762         --                 2,183                3,965             3,830         11,393
                             -----         -----            -------               ------          -----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $934          $424            $ 2,183               $4,721            $3,924        $11,764
                             -----         -----            -------               ------          -----------   ------------
                             -----         -----            -------               ------          -----------   ------------

78
--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                           DIVERSIFIED    GLOBAL ASSET       GLOBAL      GROWTH AND
                           INCOME FUND   ALLOCATION FUND   GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   ---------------   -----------   -----------
OPERATIONS:
  Net investment
   income................    $    57         $    88        $    420      $    622
  Capital gains income...          9             150             452         1,514
  Net realized gain
   (loss) on security
   transactions..........          3             109           1,118           314
  Net unrealized
   appreciation
   (depreciation) of
   investments
    during the period....        207           1,348          (1,615)        7,951
                           -----------   ---------------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        276           1,695             375        10,401
                           -----------   ---------------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      4,114           3,230          13,967         7,475
  Net transfers..........     80,535          35,538         302,978       119,617
  Surrenders.............       (505)         (1,812)        (10,646)       (6,077)
  Cost of insurance......       (455)           (890)         (5,376)       (2,516)
                           -----------   ---------------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     83,689          36,066         300,923       118,499
                           -----------   ---------------   -----------   -----------
  Total increase
   (decrease) in net
   assets................     83,965          37,761         301,298       128,900
NET ASSETS:
  Beginning of period....      1,030           1,047           1,046        26,487
                           -----------   ---------------   -----------   -----------
  End of period..........    $84,995         $38,808        $302,344      $155,387
                           -----------   ---------------   -----------   -----------
                           -----------   ---------------   -----------   -----------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31, 1996

                           DIVERSIFIED    GLOBAL ASSET       GLOBAL      GROWTH AND
                           INCOME FUND   ALLOCATION FUND   GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   ---------------   -----------   -----------
OPERATIONS:
  Net investment
   income................    $--             $--            $ --          $ --
  Capital gains income...     --             --               --            --
  Net realized gain
   (loss) on security
   transactions..........     --             --               --            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         30              47              46            14
                           -----------   ---------------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         30              47              46            14
                           -----------   ---------------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      1,000           1,000           1,000         1,000
  Net transfers..........     --             --               --            25,473
  Surrenders.............     --             --               --            --
  Cost of insurance......     --             --               --            --
                           -----------   ---------------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,000           1,000           1,000        26,473
                           -----------   ---------------   -----------   -----------
  Total increase
   (decrease) in net
   assets................      1,030           1,047           1,046        26,487
NET ASSETS:
  Beginning of period....     --             --               --            --
                           -----------   ---------------   -----------   -----------
  End of period..........    $ 1,030         $ 1,047        $  1,046      $ 26,487
                           -----------   ---------------   -----------   -----------
                           -----------   ---------------   -----------   -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              79
--------------------------------------------------------------------------------

                                                                            U.S. GOVERNMENT AND    UTILITIES
                              HIGH          MONEY             NEW              HIGH QUALITY       GROWTH AND
                           YIELD FUND    MARKET FUND   OPPORTUNITIES FUND        BOND FUND        INCOME FUND   VOYAGER FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   ------------------   -------------------   -----------   ------------
OPERATIONS:
  Net investment
   income................    $   154       $  424           $--                  $    756           $    40       $     16
  Capital gains income...         18        --              --                   --                      54            355
  Net realized gain
   (loss) on security
   transactions..........          5        --                (1,905)                 387                25          3,074
  Net unrealized
   appreciation
   (depreciation) of
   investments
    during the period....        757        --                 4,088                3,578             3,805          8,319
                           -----------   -----------      ----------           ----------         -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        934          424              2,183                4,721             3,924         11,764
                           -----------   -----------      ----------           ----------         -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............      1,594        --                13,204               10,535             1,604         10,861
  Net transfers..........     44,780       10,765            164,787              214,693            20,012         92,223
  Surrenders.............     (1,070)      (2,441)            (4,674)              (4,108)             (711)        (4,146)
  Cost of insurance......       (261)      (1,430)            (4,168)              (3,779)              (71)        (2,805)
                           -----------   -----------      ----------           ----------         -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     45,043        6,894            169,149              217,341            20,834         96,133
                           -----------   -----------      ----------           ----------         -----------   ------------
  Total increase
   (decrease) in net
   assets................     45,977        7,318            171,332              222,062            24,758        107,897
NET ASSETS:
  Beginning of period....      1,025        1,012                937                1,029             1,073            977
                           -----------   -----------      ----------           ----------         -----------   ------------
  End of period..........    $47,002       $8,330           $172,269             $223,091           $25,831       $108,874
                           -----------   -----------      ----------           ----------         -----------   ------------
                           -----------   -----------      ----------           ----------         -----------   ------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                                                            U.S. GOVERNMENT AND    UTILITIES
                              HIGH          MONEY             NEW              HIGH QUALITY       GROWTH AND
                           YIELD FUND    MARKET FUND   OPPORTUNITIES FUND        BOND FUND        INCOME FUND   VOYAGER FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   ------------------   -------------------   -----------   ------------
OPERATIONS:
  Net investment
   income................    $--           $   12           $--                  $--                $--           $ --
  Capital gains income...     --            --              --                   --                  --             --
  Net realized gain
   (loss) on security
   transactions..........     --            --              --                   --                  --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         25        --                   (63)                  29                73            (23)
                           -----------   -----------      ----------           ----------         -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         25           12                (63)                  29                73            (23)
                           -----------   -----------      ----------           ----------         -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............      1,000        1,000              1,000                1,000             1,000          1,000
  Net transfers..........     --            --              --                   --                  --             --
  Surrenders.............     --            --              --                   --                  --             --
  Cost of insurance......     --            --              --                   --                  --             --
                           -----------   -----------      ----------           ----------         -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,000        1,000              1,000                1,000             1,000          1,000
                           -----------   -----------      ----------           ----------         -----------   ------------
  Total increase
   (decrease) in net
   assets................      1,025        1,012                937                1,029             1,073            977
NET ASSETS:
  Beginning of period....     --            --              --                   --                  --             --
                           -----------   -----------      ----------           ----------         -----------   ------------
  End of period..........    $ 1,025       $1,012           $    937             $  1,029           $ 1,073       $    977
                           -----------   -----------      ----------           ----------         -----------   ------------
                           -----------   -----------      ----------           ----------         -----------   ------------

80
--------------------------------------------------------------------------------

        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:
    Separate Account Variable Life Two (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten sub-accounts which invest solely in the Putnam VT funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contract-holders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                                                                              81
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONDENSED CONSOLIDATED STATEMENTS OF INCOME

                                                         THREE
                                                        MONTHS
                                                         ENDED
                                                       MARCH 31,
                                                      -----------
                                                      1998   1997
                                                      ----(IN----
                                                       MILLIONS)
                                                      (UNAUDITED)
 Revenues
   Premiums and other considerations...............   $563   $310
   Net investment income...........................    352    337
   Net realized capital gains......................     --      4
                                                      ----   ----
     Total revenues................................    915    651
                                                      ----   ----
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    398    342
   Amortization of deferred policy acquisition
    costs..........................................     94     81
   Dividends to policyholders......................    107     54
   Other insurance expenses........................    188     73
                                                      ----   ----
     Total benefits, claims and expenses...........    787    550
                                                      ----   ----
   Income before income tax expense................    128    101
   Income tax expense..............................     45     38
                                                      ----   ----
   Net income......................................   $ 83   $ 63
                                                      ----   ----
                                                      ----   ----

           See Notes to Condensed Consolidated Financial Statements.

82
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONDENSED CONSOLIDATED BALANCE SHEETS

                                                      MARCH 31,    DECEMBER 31,
                                                        1998           1997
                                                      ---------    ------------
                                                      (IN MILLIONS, EXCEPT FOR
                                                             SHARE DATA)
                                                             (UNAUDITED)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,336 and
    $13,885).......................................   $  14,609      $14,176
   Equity securities, available for sale, at fair
    value..........................................         188          180
   Policy loans, at outstanding balance............       3,760        3,756
   Other investments, at cost......................         235           47
                                                      ---------    ------------
     Total investments.............................      18,792       18,159
   Cash............................................          52           54
   Premiums and amounts receivable.................          23           18
   Accrued investment income.......................         353          330
   Reinsurance recoverable.........................       6,040        6,325
   Deferred policy acquisition costs...............       3,430        3,315
   Deferred income tax.............................         454          348
   Other assets....................................         207          352
   Separate account assets.........................      77,457       69,055
                                                      ---------    ------------
     Total assets..................................   $ 106,808      $97,956
                                                      ---------    ------------
                                                      ---------    ------------
 Liabilities
   Future policy benefits..........................   $   3,325      $ 3,270
   Other policyholder funds........................      20,980       21,034
   Other liabilities...............................       2,622        2,254
   Separate account liabilities....................      77,457       69,055
                                                      ---------    ------------
     Total liabilities.............................     104,384       95,613
                                                      ---------    ------------
 Stockholder's Equity
   Common stock -- authorized 1,000; issued and
    outstanding, par value $5,690..................           6            6
   Capital surplus.................................       1,045        1,045
   Accumulated other comprehensive income
    Net unrealized capital gains on securities, net
    of tax.........................................         177          179
    Total accumulated other comprehensive income...         177          179
    Retained earnings..............................       1,196        1,113
                                                      ---------    ------------
     Total stockholder's equity....................       2,424        2,343
                                                      ---------    ------------
   Total liabilities and stockholder's equity......   $ 106,808      $97,956
                                                      ---------    ------------
                                                      ---------    ------------

           See Notes to Condensed Consolidated Financial Statements.

                                                                              83
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONDENSED CONSOLIDATED STATEMENTS OF
                        CHANGES IN STOCKHOLDER'S EQUITY

THREE MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                                     ACCUMULATED OTHER
                                                                       COMPREHENSIVE
                                                                           INCOME
                                           ----------------------------------------------------------------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDERS'
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
                                                                        (UNAUDITED)
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
 Comprehensive Income
   Net income............................    --            --              --               83             83
   Other comprehensive income, net of
    tax:
    Change in unrealized capital gains
     (losses) on securities (1)(2).......    --            --              (2)              --             (2)
   Total other comprehensive income......    --            --              --               --             (2)
 Total Comprehensive Income..............                                                                  81
                                             --
                                                       ------          ------         -----------      ------
 Balance, March 31, 1998.................    $6        $1,045            $177           $1,196         $2,424
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

THREE MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

                                                                     ACCUMULATED OTHER
                                                                       COMPREHENSIVE
                                                                           INCOME
                                           ----------------------------------------------------------------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDERS'
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
                                                                        (UNAUDITED)
 Balance, December 31, 1996..............    $6        $1,045            $ 30           $  811         $1,892
 Comprehensive Income
   Net income............................    --            --              --               63             63
   Other comprehensive income, net of
    tax:
    Change in unrealized capital gains
     (losses) on securities (1)(2).......    --            --             (87)              --            (87)
   Total other comprehensive income......    --            --              --               --            (87)
 Total Comprehensive Income..............    --            --              --               --             24
                                             --
                                                       ------          ------         -----------      ------
 Balance March 31, 1997..................    $6        $1,045            $(57)          $  874         $1,868
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

---------

(1) Unrealized gain (loss) on securities is net of tax expense (benefit) of $95 and $(34) for March 31, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for gains realized in net income of $0 and $4 for March 31, 1998 and 1997, respectively.

           See Notes to Condensed Consolidated Financial Statements.

84
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

                                          THREE MONTHS ENDED
                                               MARCH 31,
                                          -------------------
                                            1998       1997
                                          --------   --------
                                             (IN MILLIONS)
                                              (UNAUDITED)
Operating Activities
  Net income............................  $     83   $     63
Adjustments to Net Income:
  Depreciation and amortization.........        (5)         5
  Net realized capital gains............        --         (4)
  (Increase) decrease in deferred income
   taxes................................      (102)        21
  Increase in deferred policy
   acquisition costs....................      (115)      (128)
  (Increase) decrease in premiums
   receivable and agents' balances......        (5)        32
  (Increase) decrease in accrued
   investment income....................       (23)        57
  Decrease in other assets..............       104         25
  Decrease (increase) in reinsurance
   recoverables.........................        23       (112)
  Increase in liabilities for future
   policy benefits......................        55        158
  Increase in other liabilities.........        74        227
                                          --------   --------
    Cash provided by operating
     activities.........................        89        344
                                          --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (2,014)    (1,525)
  Sales of fixed maturity investments...     1,162        985
  Maturities and principal paydowns of
   fixed maturity investments...........       459        664
  Net (purchases) sales of other
   investments..........................      (118)       111
  Net sales (purchases) of short-term
   investments..........................       211       (102)
                                          --------   --------
    Cash (used for) provided by
     investing activities...............      (300)       133
                                          --------   --------
Financing Activities
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts credited to (charged
   against) policyholder accounts.......       209       (447)
                                          --------   --------
  Cash provided by (used for) financing
   activities...........................       209       (447)
                                          --------   --------
  (Decrease) increase in cash...........        (2)        30
  Cash -- beginning of period...........        54         43
                                          --------   --------
  Cash -- end of period.................  $     52   $     73
                                          --------   --------
                                          --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Period for:
  Income taxes..........................  $     56   $     41
                                          --------   --------
                                          --------   --------

           See Notes to Condensed Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              85
--------------------------------------------------------------------------------

              NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT FOR SHARE DATA UNLESS OTHERWISE STATED)
                                  (UNAUDITED)

 1. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    The accompanying unaudited condensed consolidated financial statements of Hartford Life Insurance Company (the "Company") have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented.

    For a description of accounting policies, see Note 2 of Notes to Consolidated Financial Statements in the Company's 1997 Form 10-K Annual Report.

    Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In March 1998, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Condensed Consolidated Statement of Changes in Stockholder's Equity.

 2. INITIAL PUBLIC OFFERING ("IPO")

    On February 10, 1997, the Company's indirect parent, Hartford Life, Inc. ("Hartford Life"), filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to Hartford Life and Accident Insurance Company, the Company's direct parent, to support growth in its core businesses.

    The 26 million shares sold in the IPO represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 3. COMMITMENTS AND CONTINGENCIES

LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

86                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF
       FINANCIAL CONDITION AND RESULTS OF OPERATIONS
       (DOLLAR AMOUNTS IN MILLIONS EXCEPT FOR PER SHARE DATA UNLESS OTHERWISE STATED)

Management's Discussion and Analysis of Financial Condition and Results of Operations ("MD&A") addresses the financial condition of the Company as of March 31, 1998, compared with December 31, 1997, and its results of operations for the three months ended March 31, 1998 compared with the equivalent 1997 period. This discussion should be read in conjunction with the MD&A in the Company's 1997 Form 10-K Annual Report.

    Certain statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995 and include estimates and assumptions related to economic, competitive and legislative developments. These forward-looking statements are subject to change and uncertainty which are, in many instances, beyond the Company's control and have been made based upon management's expectations and beliefs concerning future developments and their potential effect on Hartford Life Insurance Company and subsidiaries (the "Company"). There can be no assurance that future developments will be in accordance with management's expectations or that the effect of future developments on the Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including those described in the forward-looking statements.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

INDEX

Consolidated Results of
 Operations:....................
Operating Summary...............                 8
Annuity.........................                 9
Individual Life Insurance.......                10
Employee Benefits...............                10
Guaranteed Investment
 Contracts......................                11
Accounting Standards............                11

CONSOLIDATED RESULTS OF OPERATIONS:
OPERATING SUMMARY

                                                   FIRST QUARTER ENDED
                                                        MARCH 31,
                                                   --------------------
                                                     1998       1997
                                                   ---------  ---------
Revenues.........................................  $     915  $     651
Expenses.........................................        832        588
                                                   ---------  ---------
  Net Income.....................................  $      83  $      63
                                                   ---------  ---------
                                                   ---------  ---------

    The Company's insurance business operates in three principal segments:
Annuity, Individual Life Insurance, and Employee Benefits as well as a Guaranteed Investments Contracts segment, which is primarily comprised of business written prior to 1995. The Company also maintains a Corporate operation through which it reports items that are not directly allocable to any of its business segments.

    The Annuity segment focuses on the savings and retirement needs of the growing number of individuals who are preparing for retirement or have already retired. This segment consists of two areas of operation: Individual Annuity and Group Annuity. The variety of products sold within this segment reflects the diverse nature of the market. These include, in the Individual Annuity area, individual variable annuities, fixed market value adjusted ("MVA") annuities, and mutual funds; and in the Group Annuity area, deferred compensation and retirement plan services for municipal governments and corporations, structured settlement contracts and other special purpose annuity contracts, and investment management contracts. The Individual Life Insurance segment, which focuses on the high end estate and business planning markets, sells a variety of life insurance products, including variable life and universal life insurance. The Employee Benefits segment consists of two areas of operation: Group Insurance and Specialty Insurance. Through Group Insurance, the Company offers products such as group life insurance, group short- and long-term disability and accidental death and dismemberment. Substantially all of the Group Insurance business directly written by the Company is ceded to its direct parent, Hartford Life and Accident Insurance Company. Specialty Insurance primarily consists of the Company's corporate owned life insurance ("COLI") business. The Guaranteed Investment Contracts segment consists of guaranteed rate contract ("GRC") business that is supported by assets held in either the Company's general account or a guaranteed separate account and includes a closed block of guaranteed rate contracts ("Closed Book GRC"). The Company decided in 1995, after a thorough review of its GRC business, that it would significantly de-emphasize general account GRC, choosing to focus its distribution efforts on other products sold through other divisions. Management expects no material income or loss from the Guaranteed Investment Contracts segment in the future.

    Revenues increased $264, or 41%, to $915 for the first quarter of 1998 from $651 for the comparable period in 1997. This was partially due to COLI revenues which increased $161 due to renewal premium on leveraged COLI and increased fees associated with variable COLI sales. Excluding COLI, revenues increased $103, or 22%, over the first quarter of 1997. This increase was driven by the Annuity segment whose revenues increased $101, or 36%, for the first quarter of 1998 as compared to the first quarter of 1997. This increase was due to higher fee income earned on growing annuity account values where the average account

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              87
--------------------------------------------------------------------------------

value grew $18.9 billion, or 37%, to $70.6 billion at March 31, 1998 from $51.7 billion at March 31, 1997 due to market appreciation and new sales. Also, Individual Life Insurance revenues increased $17, or 15%, for the first quarter of 1998 as compared to the first quarter of 1997 due to increased cost of insurance charges and other fee income on the Company's growing block of variable life business. Partially offsetting the increases discussed above was a $20 decline in revenues related to Closed Book GRC.

    Expenses increased $244, or 41%, to $832 for the first quarter of 1998 from $588 for the comparable period in 1997. The increase was partially driven by COLI, whose expenses increased $160 as a result of increased operating expenses associated with significant renewal premium and variable COLI sales for the quarter ended March 31, 1998. Excluding COLI, expenses increased $84, or 20%, over the first quarter of 1997. Annuity expenses grew $81 primarily due to higher amortization of deferred policy acquisition costs and operating expenses. Individual Life Insurance expenses increased $15 primarily due to higher benefits, claims, and claim adjustment expenses, which is consistent with the growth in this blocks of business. Partially offsetting the increases discussed above was a $20 decline in expenses related to Closed Book GRC.

    Net income increased $20, or 32%, to $83 for the first quarter of 1998 from $63 for the first quarter of 1997 primarily due to growth in the Annuity and the Individual Life Insurance segments. Annuity earnings increased $20, or 47%, due to increasing account values resulting from significant stock market appreciation and new sales, particularly in Individual Annuity. Individual Life Insurance earnings increased $2, or 18%, as a result of strong sales and growing account values. Guaranteed Investment Contracts had no net income in the first quarter of 1998 or 1997, consistent with management's expectations.

SEGMENT RESULTS

    The Company's reporting segments, which reflect the management structure of the Company, consist of Annuity, Individual Life Insurance, Employee Benefits, Guaranteed Investment Contracts and a Corporate Operation.

    Below is a summary of net income by segment.

                                                     FIRST QUARTER ENDED
                                                          MARCH 31,
                                                     --------------------
                                                       1998       1997
                                                     ---------  ---------
Annuity............................................        $63        $43
Individual Life Insurance..........................         13         11
Employee Benefits..................................          6          6
Guaranteed Investment Contracts....................     --         --
Corporate Operation................................          1          3
                                                           ---        ---
  Net Income.......................................        $83        $63
                                                           ---        ---
                                                           ---        ---

    The sections that follow analyze each segment's results.

ANNUITY

                                                   FIRST QUARTER ENDED
                                                        MARCH 31,
                                                   --------------------
                                                     1998       1997
                                                   ---------  ---------
Revenues.........................................  $     381  $     280
Expenses.........................................        318        237
                                                   ---------  ---------
  Net Income.....................................  $      63  $      43
                                                   ---------  ---------
                                                   ---------  ---------

    Revenues increased $101, or 36%, to $381 as of March 31, 1998 from $280 as of March 31, 1997. Individual Annuity revenues increased $90, or 50%, over the first quarter of 1997 primarily due to higher fee income earned on growth in individual variable annuity account values. Average individual variable annuity account values grew $16.9 billion, or 51%, to $50.2 billion as of March 31, 1998 from $33.3 billion as of March 31, 1997. This growth was the result of significant market appreciation as well as strong sales of $2.4 billion in the first quarter of 1998. Also, Group Annuity revenues increased $11, or 11%, as of March 31, 1998 as compared to March 31, 1997 due to higher net investment income resulting from growth in assets under management. Group Annuity average account values grew $2.0 billion, or 22%, to $11.1 billion as March 31, 1998 from $9.1 billion as of March 31, 1997 due to market appreciation and new deposits.

    Expenses increased $81, or 34%, to $318 as of March 31, 1998 from $237 as of March 31, 1997. Benefits, claims and claim adjustment expenses increased $14 primarily due to increased interest credited on Individual Annuity general account values, which increased $1.3 billion, or 43%, to $4.2 billion at March 31, 1998 from $2.9 billion at March 31, 1997. Amortization of DPAC increased $20 as prior and current year sales remained strong. Also, other business expenses increased $37 as a result of the growth in this segment. However, operating expenses as a percentage of average account value declined from 1997 levels.

    Annuity net income increased $20, or 47%, to $63 as of March 31, 1998 from $43 as of March 31, 1997 as a result of growing average account values discussed above and operating expense efficiencies.

INDIVIDUAL LIFE INSURANCE

                                                   FIRST QUARTER ENDED
                                                        MARCH 31,
                                                   --------------------
                                                     1998       1997
                                                   ---------  ---------
Revenues.........................................  $     128  $     111
Expenses.........................................        115        100
                                                   ---------  ---------
  Net Income.....................................  $      13  $      11
                                                   ---------  ---------
                                                   ---------  ---------

88                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

    Revenues increased $17, or 15%, to $128 as of March 31, 1998 from $111 as of March 31, 1997. This increase was primarily due to higher cost of insurance charges and other fee income earned on the Company's growing block of variable life insurance. Variable life average account values increased $540, or 84%, to $1.2 billion as of March 31, 1998 from $640 as of March 31, 1997 due to market appreciation and strong sales. Variable life product sales constituted 75%, or $24, of total Individual Life Insurance new sales in the first quarter of 1998, an increased of $9, or 60%, compared to the same period in 1997.

    Expenses increased $15, or 15%, to $115 as of March 31, 1998 from $100 as of March 31, 1997. This increase was primarily the result of higher benefits, claims, and claim adjustment expenses of $20 due to the growth in this segment as well as increased mortality experience in the first quarter of 1998. Net income increased $2, or 18%, to $13 as of March 31, 1998 from $11 as of March 31, 1997.

EMPLOYEE BENEFITS

                                                   FIRST QUARTER ENDED
                                                        MARCH 31,
                                                   --------------------
                                                     1998       1997
                                                   ---------  ---------
Revenues.........................................  $     348  $     179
Expenses.........................................        342        173
                                                   ---------  ---------
  Net Income.....................................  $       6  $       6
                                                   ---------  ---------
                                                   ---------  ---------

    Revenues increased $169, or 94%, to $348 as of March 31, 1998 from $179 as of March 31, 1997. This was primarily due to COLI whose revenues increased $161, or 90%, for the first quarter of 1998 as compared to the first quarter of 1997. This increase was due to $80 of renewal premium on leveraged COLI as well as increase in fee income of $78 related to new sales of variable COLI.

    Expenses increased $169, or 98%, to $342 as of March 31, 1998 from $173 as of March 31, 1997. COLI expenses increased $160 primarily due to higher expenses associated with the first quarter 1998 increased variable COLI sales and leveraged COLI renewal premium. Net income was consistent with the prior year results.

GUARANTEED INVESTMENT CONTRACTS

                                                      FIRST QUARTER ENDED
                                                           MARCH 31,
                                                     ----------------------
                                                        1998        1997
                                                       -----       -----
Revenues...........................................        $52         $72
Expenses...........................................         52          72
                                                           ---         ---
  Net Income.......................................        $--         $--
                                                           ---         ---
                                                           ---         ---

    This segment reported no net income for the first quarter of 1998 and 1997 consistent with management's expectations that net income (loss) from Closed Book GRC in the years subsequent to 1996 will be immaterial based on the Company's current projections for the performance of the assets and liabilities associated with Closed Book GRC. However, no assurance can be given that, under certain unanticipated economic circumstances which result in the Company's assumptions being proven inaccurate, further losses in respect of Closed Book GRC will not occur in the future.

ACCOUNTING STANDARDS

    For a discussion of accounting standards, see Note 1 of Notes to Condensed Consolidated Financial Statements.

                               OTHER INFORMATION

ITEM 1. LEGAL PROCEEDINGS

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

ITEM 6. EXHIBITS AND REPORTS ON FORM 8-K

    (a) Exhibits -- See Exhibits Index

    (b) Reports on Form 8-K -- None

                                                                              89
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of ITT Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statutory statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because the differences in accounting practices as described in
Note 1 are material, the statutory financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of three years in the period ended December 31, 1997.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1997 and 1996, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

90
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         STATUTORY STATEMENTS OF INCOME

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                    ----------------------------------
                                                       1997        1996        1995
                                                    ----------  ----------  ----------
                                                                  ($000)
Revenues
  Premiums and annuity considerations.............  $  296,645  $  250,244  $  165,792
  Annuity and other fund deposits.................   1,981,246   1,897,347   1,087,661
  Net investment income...........................     102,285      98,441      78,787
  Commissions and expense allowances on
   reinsurance ceded..............................     396,921     370,637     183,380
  Reserve adjustment on reinsurance ceded.........   3,672,076   3,864,395   1,879,785
  Other revenues..................................     288,632     161,906     140,796
                                                    ----------  ----------  ----------
    Total Revenues................................   6,737,805   6,642,970   3,536,201
                                                    ----------  ----------  ----------
Benefits and Expenses
  Death and annuity benefits......................      66,013      60,111      53,029
  Surrenders and other benefit payments...........     461,733     276,720     221,392
  Commissions and other expenses..................     564,240     491,720     236,202
  Increase in aggregate reserves for future
   benefits.......................................      33,213      27,351      94,253
  Increase in liability for premium and other
   deposit funds..................................     640,006     207,156     460,124
  Net transfers to Separate Accounts..............   4,914,980   5,492,964   2,414,669
                                                    ----------  ----------  ----------
    Total Benefits and Expenses...................   6,680,185   6,556,022   3,479,669
                                                    ----------  ----------  ----------
Net Gain from Operations Before Federal Income
 Taxes............................................      57,620      86,948      56,532
  Federal income tax (benefit) expense............     (14,878)     19,360      14,048
                                                    ----------  ----------  ----------
Net Gain from Operations..........................      72,498      67,588      42,484
  Net realized capital gains, after tax...........       1,544         407         374
                                                    ----------  ----------  ----------
Net Income........................................  $   74,042  $   67,995  $   42,858
                                                    ----------  ----------  ----------
                                                    ----------  ----------  ----------

    The accompanying notes are an integral part of these statutory financial statements.

                                                                              91
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATUTORY BALANCE SHEETS

                                                       AS OF DECEMBER 31,
                                                    ------------------------
                                                       1997         1996
                                                    -----------  -----------
                                                             ($000)
Assets
  Bonds...........................................  $ 1,501,311  $ 1,268,480
  Common stocks...................................       64,408       44,996
  Mortgage loans..................................       85,103            0
  Policy loans....................................       36,533       28,853
  Cash and short-term investments.................      309,432      176,830
  Other invested assets...........................       20,942        2,858
                                                    -----------  -----------
    Total cash and invested assets................    2,017,729    1,522,017
                                                    -----------  -----------
  Investment income due and accrued...............       15,878       14,555
  Premium balances receivable.....................          389          373
  Receivables from affiliates.....................        1,269          257
  Other assets....................................       22,788       19,099
  Separate Account assets.........................   23,208,728   14,619,324
                                                    -----------  -----------
    Total Assets..................................  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------
Liabilities
  Aggregate reserves for future benefits..........  $   605,183  $   571,970
  Policy and contract claims......................        5,672        6,806
  Liability for premium and other deposit funds...    1,795,149    1,155,143
  Asset valuation reserve.........................       13,670        7,442
  Payable to affiliates...........................       20,972       10,022
  Other liabilities...............................     (754,393)    (498,195)
  Separate Account liabilities....................   23,208,728   14,619,324
                                                    -----------  -----------
    Total liabilities.............................   24,894,981   15,872,512
                                                    -----------  -----------
Capital and Surplus
  Common stock....................................        2,500        2,500
  Gross paid-in and contributed surplus...........      226,043      226,043
  Unassigned funds................................      143,257       74,570
                                                    -----------  -----------
    Total capital and surplus.....................      371,800      303,113
                                                    -----------  -----------
  Total liabilities, capital and surplus..........  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------

    The accompanying notes are an integral part of these statutory financial statements.

92
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------
                                                      1997        1996        1995
                                                    ---------   ---------   ---------
                                                                 ($000)

Capital and surplus -- beginning of year            $ 303,113   $ 238,334   $  91,285
                                                    ---------   ---------   ---------
  Net income......................................     74,042      67,995      42,858
  Change in net unrealized capital gains (losses)
   on common stocks and other invested assets.....      2,186      (5,171)      1,709
  Change in asset valuation reserve...............     (6,228)        568      (5,588)
  Change in non-admitted assets...................     (1,313)      1,387      (1,944)
  Aggregate write-ins for surplus (See Note 3)....          0           0       8,080
  Dividends to shareholder........................          0           0     (10,000)
  Paid-in surplus.................................          0           0     111,934
                                                    ---------   ---------   ---------
  Change in capital and surplus...................     68,687      64,779     147,049
                                                    ---------   ---------   ---------
  Capital and surplus -- end of year..............  $ 371,800   $ 303,113   $ 238,334
                                                    ---------   ---------   ---------
                                                    ---------   ---------   ---------

    The accompanying notes are an integral part of these statutory financial statements.

                                                                              93
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------
                                                       1997          1996          1995
                                                    -----------   -----------   -----------
                                                                    ($000)
Operations
  Premiums, annuity considerations and fund
   deposits.......................................  $ 2,277,874   $ 2,147,627   $ 1,253,511
  Investment income...............................      101,991       106,178        78,328
  Other income....................................    4,381,718     4,396,892     2,253,466
                                                    -----------   -----------   -----------
    Total income..................................    6,761,583     6,650,697     3,585,305
                                                    -----------   -----------   -----------
  Benefits Paid...................................      529,733       338,998       277,965
  Federal income taxes (received) paid on
   operations.....................................      (14,499)       28,857       208,423
  Other expenses..................................    5,754,725     6,254,139     2,664,385
                                                    -----------   -----------   -----------
  Total benefits and expenses.....................    6,269,959     6,621,994     3,150,773
                                                    -----------   -----------   -----------
  Net cash from operations........................      491,624        28,703       434,532
                                                    -----------   -----------   -----------
Proceeds from Investments
  Bonds...........................................      614,413       871,019       287,941
  Common stocks...................................       11,481        72,100            52
  Other...........................................          152            10            28
                                                    -----------   -----------   -----------
    Net investment proceeds.......................      626,046       943,129       288,021
                                                    -----------   -----------   -----------
Taxes Paid on Capital Gains.......................            0           936           226
Paid-In Surplus...................................            0             0       111,934
  Other Cash Provided.............................            0        41,998        28,199
                                                    -----------   -----------   -----------
    Total Proceeds................................    1,117,670     1,012,894       862,460
                                                    -----------   -----------   -----------
Cost of Investments Acquired
  Bonds...........................................      848,267       914,523       720,521
  Common stocks...................................       28,302        82,495        35,794
  Mortgage loans..................................       85,103             0             0
  Miscellaneous applications......................       18,548           130         2,146
                                                    -----------   -----------   -----------
    Total Investments Acquired....................      980,220       997,148       758,461
                                                    -----------   -----------   -----------
Other Cash Applied
  Dividends paid to stockholders..................            0             0        10,000
  Other...........................................        4,848        12,220         5,007
                                                    -----------   -----------   -----------
    Total other cash applied......................        4,848        12,220        15,007
                                                    -----------   -----------   -----------
      Total applications..........................      985,068     1,009,368       773,468
                                                    -----------   -----------   -----------
Net Change in Cash and Short-Term Investments.....      132,602         3,526        88,992
  Cash and Short-Term Investments, Beginning of
   Year...........................................      176,830       173,304        84,312
                                                    -----------   -----------   -----------
  Cash and Short-Term Investments, End of Year....  $   309,432   $   176,830   $   173,304
                                                    -----------   -----------   -----------
                                                    -----------   -----------   -----------

    The accompanying notes are an integral part of these statutory financial statements.

94
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1997
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates are for determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

    (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;

 (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

 (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

 (4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

 (5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

 (6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

                                                                              95
--------------------------------------------------------------------------------

 (7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

 (8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

 (9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, 1997, 1996 and 1995, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Net Income...............  $     58,050   $   41,202   $   38,821
Amortization and
 deferral of policy
 acquisition costs............      (345,658)    (341,572)    (174,341)
Change in unearned revenue
 reserve......................         4,641       55,504       32,300
Deferred taxes................        47,113        2,090        2,801
Separate accounts.............       282,818      306,978      146,635
Other, net....................        27,078        3,793       (3,358)
                                ------------   ----------   ----------
Statutory Net Income..........  $     74,042   $   67,995   $   42,858
                                ------------   ----------   ----------
                                ------------   ----------   ----------

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Capital and
 Surplus......................  $    570,469   $  503,887   $  455,541
Deferred policy acquisition
 costs........................    (1,283,771)    (938,114)    (596,542)
Unearned revenue reserve......       134,789      130,148       74,644
Deferred taxes................        64,522       12,823        1,493
Separate accounts.............       923,040      640,101      333,123
Asset valuation reserve.......       (13,670)      (7,442)      (8,010)
Unrealized gains (losses) on
 bonds........................        13,943        5,112       (1,696)
Adjustment relating to Lyndon
 contribution (see Note 3)....       (41,277)     (41,277)     (41,277)
Other, net....................         3,755       (2,125)      21,058
                                ------------   ----------   ----------
Statutory Capital and
 Surplus......................  $    371,800   $  303,113   $  238,334
                                ------------   ----------   ----------
                                ------------   ----------   ----------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Statements of Income.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased by $6,228 in 1997, decreased by $568 in 1996 and increased by $5,588 in 1995. Additionally, the Interest Maintenance Reserve

96
--------------------------------------------------------------------------------

("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital losses reclassified from the IMR was $719 in 1997 and the amount of net capital gains reclassified was $1,413 and $39 in 1996 and 1995, respectively. The amount of income amortized was $85, $392 and $256 in 1997, 1996 and 1995, respectively.

OTHER LIABILITIES
    The amount reflected in other liabilities includes a receivable from the separate accounts of $923 million and $640 million as of December 31, 1997 and 1996, respectively. The balances are classified in accordance with NAIC accounting practices.
MORTGAGE LOANS
    Mortgage loans, carried at cost, which approximates fair value, include investments in assets backed by mortgage loan pools.

 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                  1997     1996      1995
                                --------  -------  --------
Interest income from bonds and
 short-term investments.......  $100,475  $89,940  $ 76,100
Interest income from policy
 loans........................     1,958    1,846     1,504
Interest and dividends from
 other investments............     1,005    7,864     2,288
                                --------  -------  --------
Gross investment income.......   103,438   99,650    79,892
Less: investment expenses.....     1,153    1,209     1,105
                                --------  -------  --------
Net investment income.........  $102,285  $98,441  $ 78,787
                                --------  -------  --------
                                --------  -------  --------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                        1997     1996      1995
                                      --------  -------  --------
Gross unrealized capital gains at
 end of year........................  $    537  $   713  $  1,724
Gross unrealized capital losses at
 end of year........................    (1,820)  (4,160)        0
                                      --------  -------  --------
Net unrealized capital (losses)
 gains..............................    (1,283)  (3,447)    1,724
Balance at beginning of year........    (3,447)   1,724        15
                                      --------  -------  --------
Change in net unrealized capital
 gains (losses) on common stocks....  $  2,164  $(5,171) $  1,709
                                      --------  -------  --------
                                      --------  -------  --------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                       1997      1996       1995
                                      -------  --------   --------
Gross unrealized capital gains at
 end of year........................  $23,357  $ 11,821   $ 22,251
Gross unrealized capital losses at
 end of year........................   (1,906)   (3,842)    (1,374)
                                      -------  --------   --------
Net unrealized capital gains........   21,451     7,979     20,877
Balance at beginning of year........    7,979    20,877     33,732
                                      -------  --------   --------
Change in net unrealized capital
 gains (losses) on bonds and
 short-term investments.............  $13,472  $(12,898)  $ 54,609
                                      -------  --------   --------
                                      -------  --------   --------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS

                                            1997      1996     1995
                                           -------   -------  ------
Bonds and short-term investments.........  $  (120)  $ 2,756  $   56
Common stocks............................        0         0      52
Real estate and other....................      114         0       0
                                           -------   -------  ------
Realized capital (losses) gains..........       (6)    2,756     208
Capital gains (benefit) tax..............     (831)      936    (205)
                                           -------   -------  ------
Net realized capital gains, after tax....      825     1,820     413
Less: IMR capital (losses) gains.........     (719)    1,413      39
                                           -------   -------  ------
Net realized capital gains...............  $ 1,544   $   407  $  374
                                           -------   -------  ------
                                           -------   -------  ------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1997 and 1996.

(F) CONCENTRATION OF CREDIT RISK

    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

                                                                              97
--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    11,114     $    55      $   (51)   $    11,118
  Guaranteed and sponsored -- asset-backed...       55,506       1,056         (269)        56,293
States, municipalities and political
 subdivisions................................       26,404         329            0         26,733
International governments....................        7,609         500            0          8,109
Public utilities.............................       73,024         754         (132)        73,646
All other corporate..........................      517,715      14,110         (704)       531,121
All other corporate -- asset-backed..........      630,069       5,005         (739)       634,335
Short-term investments.......................      277,330          33           (8)       277,355
Certificates of deposit......................       93,770       1,515           (3)        95,282
Parents, subsidiaries and affiliates.........       86,100           0            0         86,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,778,641     $23,357      $(1,906)   $ 1,800,092
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    30,307     $   537      $     0    $    30,844
Common stock -- affiliated...................       35,384           0       (1,820)        33,564
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    65,691     $   537      $(1,820)   $    64,408
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    58,761     $     6      $  (195)   $    58,572
  Guaranteed and sponsored -- asset-backed...       78,237       1,477         (609)        79,105
States, municipalities and political
 subdivisions................................       25,958         163           (2)        26,119
International governments....................        7,447         205            0          7,652
Public utilities.............................       70,116         396         (424)        70,088
All other corporate..........................      410,530       6,357       (1,355)       415,532
All other corporate -- asset-backed..........      485,953       2,654       (1,081)       487,526
Short-term investments.......................      148,094           0          (66)       148,028
Certificates of deposit......................       83,378         563         (110)        83,831
Parents, subsidiaries and affiliates.........       48,100           0            0         48,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,416,574     $11,821      $(3,842)   $ 1,424,553
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    13,064     $   713      $     0    $    13,777
Common stock -- affiliated...................       35,379           0       (4,160)        31,219
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    48,443     $   713      $(4,160)   $    44,996
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

    The amortized cost and estimated fair value of bonds and short-term investments at December 31, 1997 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

98
--------------------------------------------------------------------------------

over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.

                                               AMORTIZED    ESTIMATED
MATURITY                                          COST     FAIR VALUE
---------------------------------------------  ----------  -----------
Due in one year or less......................  $  424,518  $   696,203
Due after one year through five years........     586,980      708,365
Due after five years through ten years.......     451,963      295,896
Due after ten years..........................     315,180       99,628
                                               ----------  -----------
  Total......................................  $1,778,641  $ 1,800,092
                                               ----------  -----------
                                               ----------  -----------

    Proceeds from sales of investments in bonds and short-term investments during 1997, 1996 and 1995 were $367,626, $668,078 and $313,961, respectively, resulting in gross realized gains of $964, $3,675 and $1,419, respectively, and gross realized losses of $1,084, $919 and $1,263, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS

    BALANCE SHEET ITEMS (IN MILLIONS):

                                                      1997                 1996
                                               ------------------   ------------------
                                               CARRYING    FAIR     CARRYING    FAIR
                                                AMOUNT     VALUE     AMOUNT     VALUE
                                               --------   -------   --------   -------
ASSETS
  Bonds and short-term investments...........   $1,778    $ 1,800    $1,417    $ 1,425
  Common stocks..............................       64         64        45         45
  Policy loans...............................       37         37        29         29
  Mortgage loans.............................       85         85         0          0
  Other invested assets......................       21         21         3          3
LIABILITIES
  Liabilities on investment contracts........   $1,911    $ 1,835    $1,245    $ 1,191

    The carrying amounts for policy loans approximates fair value. The fair value of liabilities on investment contracts are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.
 3. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its subsidiaries, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.

    For additional information, see Note 5.

 4. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes (received) paid by the Company were $(14,499), $29,792 and $215,921 in 1997, 1996 and 1995, respectively. The effective tax rate was (26)%, 22% and 25% in 1997, 1996 and 1995, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions).

                                               1997    1996    1995
                                               -----   -----   -----
Tax provision at U.S. Federal statutory
 rate........................................  $  20   $  30   $  20
Tax deferred acquisition costs...............     25      27       8
Statutory to tax reserve differences.........      1       0       3
Unrealized gain on separate accounts.........    (44)    (21)    (13)
Investments and other........................    (17)    (17)     (4)
                                               -----   -----   -----
Federal income tax (benefit) expense.........  $ (15)  $  19   $  14
                                               -----   -----   -----
                                               -----   -----   -----

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1997 or 1996. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which

                                                                              99
--------------------------------------------------------------------------------

exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.

 6. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $265, $358, and $1,034 in 1997, 1996 and 1995, respectively. Liabilities for the plan are held by The Hartford.

    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1997, 1996 and 1995.

    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1997, 1996 and 1995.

    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1997, 1996 and 1995.

 7. REINSURANCE:

    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.

    Life insurance net retained premiums were comprised of the following:

                                      1997      1996      1995
                                    --------  --------  --------
Direct premiums...................  $266,427  $226,612  $159,918
Premiums assumed..................    51,630    33,817    13,299
Premiums ceded....................   (21,412)  (10,185)   (7,425)
                                    --------  --------  --------
Premiums and annuity
 considerations...................  $296,645  $250,244  $165,792
                                    --------  --------  --------
                                    --------  --------  --------

    The Company cedes to RGA Reinsurance Company, on a modified coinsurance basis, 80% of the variable annuity business written since 1994.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $23.2 billion and $14.6 billion at December 31, 1997 and 1996, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $252 million, $144 million and $72 million in 1997, 1996 and 1995, respectively, and are recorded as a component of other revenues on the Statutory Statements of Income.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1997 and 1996, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.

    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,544, $1,262 and $1,684 in 1997, 1996 and 1995,
respectively. ILA incurred guaranteed fund expense of $548 in 1997 and 1996 and $0 in 1995.

The following prospectuses contain information related to all of the funds offered by the Hartford Funds, Putnam Variable Trust, and Fidelity's Variable Insurance Products Fund and Variable Insurance Products Fund II. Not all of the funds are available to Stag Last Survivor Policy Owners. Please review the Stag Last Survivor product Prospectus for details regarding available funds. See "Separate Account VL II -- Funds."